Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.6%
Adient PLC *	49,107	1,704,504
Aptiv PLC *	68,103	5,538,817
Autoliv, Inc.	31,922	3,419,485
BorgWarner, Inc.	109,367	3,707,541
Dana, Inc.	121,880	1,652,693
Ford Motor Co.	2,447,080	28,679,778
General Motors Co.	1,314,973	51,020,952
Gentex Corp.	85,598	2,835,862
Goodyear Tire & Rubber Co. *	310,827	4,332,928
Harley-Davidson, Inc.	57,865	1,877,719
Lear Corp.	42,798	5,687,854
Phinia, Inc.	21,748	657,660
Tesla, Inc. *	43,349	8,118,834
Thor Industries, Inc.	30,743	3,474,574
		122,709,201

Banks 7.3%
Bank of America Corp.	2,882,907	98,047,667
Citigroup, Inc.	1,749,690	98,280,087
Citizens Financial Group, Inc.	212,834	6,959,672
Comerica, Inc.	87,594	4,605,693
Credicorp Ltd.	25,390	3,768,638
East West Bancorp, Inc.	28,747	2,093,069
Fifth Third Bancorp	281,760	9,647,462
First Horizon Corp.	136,739	1,947,163
Huntington Bancshares, Inc.	376,929	4,798,306
JPMorgan Chase & Co.	901,970	157,267,489
KeyCorp	511,797	7,436,411
M&T Bank Corp.	54,022	7,460,438
New York Community Bancorp, Inc.	165,845	1,073,017
PNC Financial Services Group, Inc.	142,079	21,483,766
Popular, Inc.	32,469	2,774,476
Regions Financial Corp.	276,301	5,158,540
Synovus Financial Corp.	48,153	1,813,442
Truist Financial Corp.	439,405	16,284,349
U.S. Bancorp	590,618	24,534,272
Wells Fargo & Co.	2,000,021	100,361,054
Zions Bancorp NA	96,096	4,026,422
		579,821,433

Capital Goods 6.5%
3M Co.	255,423	24,099,160
A O Smith Corp.	28,788	2,234,237
Acuity Brands, Inc.	13,724	3,268,508
AECOM	38,365	3,383,409
AerCap Holdings NV *	30,504	2,335,386
AGCO Corp.	22,986	2,811,877
Air Lease Corp., Class A	36,200	1,513,522
Allegion PLC	15,935	1,974,187
Allison Transmission Holdings, Inc.	50,795	3,075,129
SECURITY	NUMBER OF SHARES	VALUE ($)
AMETEK, Inc.	23,553	3,816,764
Boeing Co. *	86,117	18,174,132
Boise Cascade Co.	23,948	3,243,996
Carlisle Cos., Inc.	11,209	3,522,540
Carrier Global Corp.	157,770	8,631,597
Caterpillar, Inc.	107,128	32,171,610
CNH Industrial NV	112,018	1,344,216
Cummins, Inc.	52,050	12,455,565
Curtiss-Wright Corp.	8,225	1,830,638
Deere & Co.	41,595	16,370,960
Donaldson Co., Inc.	26,598	1,717,965
Dover Corp.	28,640	4,289,699
Eaton Corp. PLC	73,522	18,092,294
EMCOR Group, Inc.	15,110	3,446,742
Emerson Electric Co.	141,269	12,958,605
Fastenal Co.	84,178	5,743,465
Flowserve Corp.	38,527	1,538,383
Fluor Corp. *	49,101	1,851,599
Fortive Corp.	38,140	2,981,785
Fortune Brands Innovations, Inc.	44,239	3,432,504
General Dynamics Corp.	69,568	18,434,824
General Electric Co.	118,492	15,690,711
Graco, Inc.	20,115	1,715,810
Hexcel Corp.	19,085	1,267,053
Honeywell International, Inc.	143,050	28,933,293
Howmet Aerospace, Inc.	67,108	3,775,496
Hubbell, Inc., Class B	8,186	2,746,976
Huntington Ingalls Industries, Inc.	15,262	3,951,637
IDEX Corp.	9,261	1,958,701
Illinois Tool Works, Inc.	50,549	13,188,234
Ingersoll Rand, Inc.	27,435	2,190,959
ITT, Inc.	18,197	2,197,834
Johnson Controls International PLC	179,010	9,432,037
L3Harris Technologies, Inc.	58,423	12,176,522
Lennox International, Inc.	5,333	2,283,377
Lincoln Electric Holdings, Inc.	8,991	1,997,980
Lockheed Martin Corp.	53,704	23,061,035
Masco Corp.	66,491	4,474,179
MasTec, Inc. *	23,465	1,540,947
MDU Resources Group, Inc.	77,339	1,508,884
Middleby Corp. *	10,186	1,436,939
MSC Industrial Direct Co., Inc., Class A	15,202	1,500,133
Mueller Industries, Inc.	38,605	1,853,040
Nordson Corp.	6,945	1,748,195
Northrop Grumman Corp.	33,653	15,034,814
nVent Electric PLC	31,630	1,899,065
Oshkosh Corp.	32,519	3,580,342
Otis Worldwide Corp.	43,723	3,866,862
Owens Corning	32,786	4,968,063
PACCAR, Inc.	123,303	12,378,388
Parker-Hannifin Corp.	18,982	8,817,139
Pentair PLC	38,457	2,813,899
Quanta Services, Inc.	23,361	4,533,202
Regal Rexnord Corp.	15,004	2,002,434
Resideo Technologies, Inc. *	82,228	1,378,964
Rockwell Automation, Inc.	16,369	4,145,940

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
RTX Corp.	250,201	22,798,315
Sensata Technologies Holding PLC	47,006	1,700,207
Snap-on, Inc.	13,619	3,948,557
Spirit AeroSystems Holdings, Inc., Class A *	55,715	1,529,934
Stanley Black & Decker, Inc.	72,021	6,719,559
Textron, Inc.	64,061	5,426,607
Timken Co.	19,407	1,589,627
Toro Co.	17,472	1,615,811
Trane Technologies PLC	30,514	7,691,054
TransDigm Group, Inc.	5,935	6,485,056
UFP Industries, Inc.	23,678	2,686,269
United Rentals, Inc.	16,189	10,124,601
Watsco, Inc.	6,300	2,463,174
WESCO International, Inc.	14,967	2,597,074
Westinghouse Air Brake Technologies Corp.	31,712	4,172,348
WW Grainger, Inc.	6,880	6,162,003
Xylem, Inc.	27,671	3,111,327
		517,615,905

Commercial & Professional Services 1.2%
ABM Industries, Inc.	36,457	1,487,081
ASGN, Inc. *	18,209	1,690,159
Automatic Data Processing, Inc.	45,273	11,127,198
Booz Allen Hamilton Holding Corp., Class A	23,974	3,374,820
Broadridge Financial Solutions, Inc.	15,605	3,186,541
CACI International, Inc., Class A *	6,480	2,227,370
Cintas Corp.	10,266	6,206,516
Concentrix Corp.	14,255	1,266,842
Copart, Inc. *	40,924	1,965,989
Equifax, Inc.	10,881	2,658,664
Genpact Ltd.	46,552	1,671,217
Jacobs Solutions, Inc.	33,105	4,461,561
KBR, Inc.	25,846	1,346,835
Leidos Holdings, Inc.	45,869	5,067,148
ManpowerGroup, Inc.	57,413	4,256,600
Maximus, Inc.	18,609	1,509,562
Paychex, Inc.	38,549	4,692,570
Republic Services, Inc., Class A	31,157	5,331,586
Robert Half, Inc.	40,351	3,209,518
Science Applications International Corp.	17,377	2,218,348
SS&C Technologies Holdings, Inc.	42,255	2,578,400
TransUnion	23,744	1,642,847
Veralto Corp.	16,674	1,278,729
Verisk Analytics, Inc., Class A	13,486	3,257,274
Vestis Corp.	36,370	778,318
Waste Management, Inc.	68,106	12,642,517
		91,134,210

Consumer Discretionary Distribution & Retail 4.4%
Academy Sports & Outdoors, Inc.	26,849	1,684,238
Advance Auto Parts, Inc.	45,935	3,070,755
Amazon.com, Inc. *	717,892	111,416,838
Asbury Automotive Group, Inc. *	7,490	1,565,859
AutoNation, Inc. *	25,764	3,598,200
AutoZone, Inc. *	1,606	4,435,981
Bath & Body Works, Inc.	77,905	3,323,427
Best Buy Co., Inc.	162,280	11,763,677
Big Lots, Inc. (a)	279,195	1,602,579
Burlington Stores, Inc. *	9,437	1,803,883
CarMax, Inc. *	71,338	5,077,839
Dick's Sporting Goods, Inc.	20,079	2,993,177
eBay, Inc.	269,790	11,080,275
Foot Locker, Inc.	97,289	2,739,658
Gap, Inc.	198,806	3,715,684
SECURITY	NUMBER OF SHARES	VALUE ($)
Genuine Parts Co.	31,111	4,362,696
Group 1 Automotive, Inc.	10,863	2,825,032
Home Depot, Inc.	184,494	65,119,002
Kohl's Corp.	295,800	7,619,808
Lithia Motors, Inc., Class A	14,621	4,311,002
LKQ Corp.	90,837	4,239,363
Lowe's Cos., Inc.	135,927	28,930,703
Macy's, Inc.	297,157	5,435,002
Murphy USA, Inc.	8,469	2,985,492
Nordstrom, Inc.	97,615	1,771,712
ODP Corp. *	42,536	2,175,291
O'Reilly Automotive, Inc. *	7,908	8,090,279
Penske Automotive Group, Inc.	11,900	1,765,603
Pool Corp.	4,634	1,720,373
Qurate Retail, Inc. *	4,699,967	3,806,503
Ross Stores, Inc.	46,963	6,587,970
TJX Cos., Inc.	177,805	16,875,473
Tractor Supply Co.	18,249	4,098,725
Ulta Beauty, Inc. *	5,846	2,934,984
Williams-Sonoma, Inc.	20,316	3,928,911
		349,455,994

Consumer Durables & Apparel 1.7%
Brunswick Corp.	27,558	2,223,379
Capri Holdings Ltd. *	46,489	2,265,874
Carter's, Inc.	23,491	1,776,859
Deckers Outdoor Corp. *	3,631	2,736,794
DR Horton, Inc.	92,897	13,275,910
Garmin Ltd.	29,856	3,567,493
Hanesbrands, Inc. *	448,216	2,016,972
Hasbro, Inc.	43,652	2,136,765
KB Home	37,248	2,219,608
Leggett & Platt, Inc.	72,287	1,677,781
Lennar Corp., Class A	98,374	14,741,344
Lululemon Athletica, Inc. *	8,244	3,741,292
MDC Holdings, Inc.	32,463	2,031,535
Meritage Homes Corp.	16,100	2,666,321
Mohawk Industries, Inc. *	43,646	4,550,095
Newell Brands, Inc.	273,280	2,273,690
NIKE, Inc., Class B	172,169	17,480,319
NVR, Inc. *	772	5,462,124
Polaris, Inc.	21,354	1,921,006
PulteGroup, Inc.	94,930	9,925,881
PVH Corp.	40,480	4,868,125
Ralph Lauren Corp., Class A	15,748	2,262,515
Skechers USA, Inc., Class A *	33,140	2,069,262
Tapestry, Inc.	71,967	2,791,600
Taylor Morrison Home Corp., Class A *	49,518	2,581,869
Tempur Sealy International, Inc.	35,100	1,751,139
Toll Brothers, Inc.	38,844	3,859,151
Tri Pointe Homes, Inc. *	67,972	2,347,073
VF Corp.	253,252	4,168,528
Whirlpool Corp.	52,913	5,795,032
		131,185,336

Consumer Services 1.6%
Aramark	72,749	2,115,541
Booking Holdings, Inc. *	5,101	17,891,604
Carnival Corp. *	311,852	5,170,506
Chipotle Mexican Grill, Inc., Class A *	1,244	2,996,510
Darden Restaurants, Inc.	23,938	3,891,840
Domino's Pizza, Inc.	8,954	3,816,374
Expedia Group, Inc. *	17,672	2,621,288
H&R Block, Inc.	40,216	1,883,717
Hilton Worldwide Holdings, Inc.	25,430	4,856,113
Las Vegas Sands Corp.	74,354	3,637,398
Marriott International, Inc., Class A	33,162	7,949,926

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
McDonald's Corp.	101,589	29,737,132
MGM Resorts International *	112,528	4,880,339
Penn Entertainment, Inc. *	57,529	1,297,279
Royal Caribbean Cruises Ltd. *	23,173	2,954,558
Service Corp. International	27,724	1,860,835
Starbucks Corp.	208,865	19,430,711
Travel & Leisure Co.	36,863	1,490,002
Vail Resorts, Inc.	6,226	1,382,172
Wynn Resorts Ltd.	14,221	1,342,889
Yum! Brands, Inc.	52,975	6,859,733
		128,066,467

Consumer Staples Distribution & Retail 3.4%
BJ's Wholesale Club Holdings, Inc. *	20,514	1,319,871
Casey's General Stores, Inc.	13,178	3,575,982
Costco Wholesale Corp.	77,160	53,616,941
Dollar General Corp.	71,027	9,380,536
Dollar Tree, Inc. *	50,890	6,647,252
Kroger Co.	475,347	21,932,511
Performance Food Group Co. *	56,853	4,132,076
SpartanNash Co.	71,417	1,601,883
Sprouts Farmers Market, Inc. *	48,638	2,449,896
Sysco Corp.	117,540	9,512,512
Target Corp.	215,959	30,035,578
U.S. Foods Holding Corp. *	109,742	5,049,230
United Natural Foods, Inc. *	89,718	1,337,695
Walgreens Boots Alliance, Inc.	1,064,655	24,029,263
Walmart, Inc.	565,985	93,529,021
		268,150,247

Energy 6.4%
Antero Resources Corp. *	62,743	1,401,679
APA Corp.	83,597	2,619,094
Baker Hughes Co., Class A	399,003	11,371,585
Cheniere Energy, Inc.	20,310	3,330,637
Chevron Corp.	614,596	90,609,888
CNX Resources Corp. *	75,514	1,525,383
ConocoPhillips	299,566	33,512,448
Delek U.S. Holdings, Inc.	51,762	1,399,127
Devon Energy Corp.	122,091	5,130,264
Diamondback Energy, Inc.	17,103	2,629,415
EOG Resources, Inc.	126,385	14,381,349
Equitrans Midstream Corp.	186,573	1,901,179
Exxon Mobil Corp.	1,276,688	131,256,293
Halliburton Co.	175,097	6,242,208
Helmerich & Payne, Inc.	40,726	1,639,629
Hess Corp.	23,869	3,354,311
HF Sinclair Corp.	79,446	4,487,905
Kinder Morgan, Inc.	774,201	13,099,481
Marathon Oil Corp.	223,459	5,106,038
Marathon Petroleum Corp.	202,737	33,573,247
Murphy Oil Corp.	44,965	1,740,146
NOV, Inc.	113,112	2,206,815
Occidental Petroleum Corp.	172,255	9,916,720
ONEOK, Inc.	119,728	8,171,436
Ovintiv, Inc.	85,197	3,614,057
PBF Energy, Inc., Class A	49,202	2,485,193
Peabody Energy Corp.	67,662	1,806,575
Phillips 66	261,185	37,691,607
Pioneer Natural Resources Co.	34,396	7,905,233
Schlumberger NV	232,040	11,300,348
Southwestern Energy Co. *	240,832	1,553,366
Targa Resources Corp.	37,504	3,186,340
TechnipFMC PLC	85,388	1,651,404
Valero Energy Corp.	230,838	32,063,398
SECURITY	NUMBER OF SHARES	VALUE ($)
Williams Cos., Inc.	284,620	9,864,929
World Kinect Corp.	278,536	6,286,558
		510,015,285

Equity Real Estate Investment Trusts (REITs) 1.7%
Alexandria Real Estate Equities, Inc.	19,371	2,341,954
American Tower Corp.	47,612	9,315,288
AvalonBay Communities, Inc.	20,718	3,708,729
Boston Properties, Inc.	58,912	3,917,648
Brixmor Property Group, Inc.	79,347	1,780,547
Camden Property Trust	15,079	1,415,013
Crown Castle, Inc.	70,631	7,645,806
Digital Realty Trust, Inc.	45,009	6,321,964
Equinix, Inc.	8,116	6,734,413
Equity Residential	64,954	3,909,581
Essex Property Trust, Inc.	10,131	2,363,258
Extra Space Storage, Inc.	20,894	3,017,929
Gaming & Leisure Properties, Inc.	32,952	1,504,259
Healthpeak Properties, Inc.	119,647	2,213,470
Host Hotels & Resorts, Inc.	201,562	3,874,022
Invitation Homes, Inc.	64,407	2,120,923
Iron Mountain, Inc.	61,991	4,185,632
Kimco Realty Corp.	112,539	2,273,288
Lamar Advertising Co., Class A	16,666	1,744,597
Medical Properties Trust, Inc. (a)	216,253	670,384
Mid-America Apartment Communities, Inc.	17,507	2,212,535
NET Lease Office Properties	1,516	37,567
Omega Healthcare Investors, Inc.	47,449	1,376,021
Park Hotels & Resorts, Inc.	158,964	2,397,177
Prologis, Inc.	48,569	6,153,207
Public Storage	14,060	3,981,651
Realty Income Corp.	57,016	3,101,100
Regency Centers Corp.	28,278	1,772,182
SBA Communications Corp., Class A	6,270	1,403,602
Service Properties Trust	199,479	1,541,973
Simon Property Group, Inc.	62,633	8,681,560
SL Green Realty Corp.	54,197	2,436,155
Sun Communities, Inc.	13,691	1,716,167
UDR, Inc.	43,473	1,565,897
Ventas, Inc.	119,181	5,528,807
VICI Properties, Inc., Class A	46,892	1,412,387
Vornado Realty Trust	121,512	3,303,911
Welltower, Inc.	79,324	6,862,319
Weyerhaeuser Co.	228,582	7,490,632
WP Carey, Inc.	25,271	1,565,791
		135,599,346

Financial Services 8.4%
Affiliated Managers Group, Inc.	17,297	2,574,485
AGNC Investment Corp.	173,423	1,644,050
Ally Financial, Inc.	289,026	10,601,474
American Express Co.	140,174	28,138,529
Ameriprise Financial, Inc.	25,758	9,963,967
Annaly Capital Management, Inc.	111,416	2,138,073
Apollo Global Management, Inc.	36,613	3,675,945
Bank of New York Mellon Corp.	345,015	19,134,532
Berkshire Hathaway, Inc., Class A *	91	52,599,819
Berkshire Hathaway, Inc., Class B *	345,218	132,473,955
BlackRock, Inc.	25,379	19,651,213
Blackstone, Inc.	71,920	8,950,444
Bread Financial Holdings, Inc.	97,050	3,520,004
Capital One Financial Corp.	256,530	34,713,640
Carlyle Group, Inc.	55,825	2,234,117
Cboe Global Markets, Inc.	9,877	1,815,886
Charles Schwab Corp. (b)	131,942	8,301,791
Chimera Investment Corp.	250,634	1,203,043

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CME Group, Inc.	32,240	6,636,282
Coinbase Global, Inc., Class A *	19,379	2,484,388
Discover Financial Services	144,851	15,284,678
Equitable Holdings, Inc.	100,653	3,290,347
Evercore, Inc., Class A	16,192	2,780,652
Fidelity National Information Services, Inc.	162,311	10,105,483
Fiserv, Inc. *	53,843	7,638,706
FleetCor Technologies, Inc. *	15,111	4,381,132
Franklin Resources, Inc.	162,368	4,323,860
Global Payments, Inc.	53,952	7,188,025
Goldman Sachs Group, Inc.	107,494	41,278,771
Intercontinental Exchange, Inc.	73,604	9,371,997
Invesco Ltd.	211,164	3,342,726
Jack Henry & Associates, Inc.	11,083	1,837,894
Janus Henderson Group PLC	68,386	1,966,781
Jefferies Financial Group, Inc.	85,784	3,496,556
KKR & Co., Inc.	96,186	8,327,784
Lazard, Inc.	44,029	1,716,250
LPL Financial Holdings, Inc.	10,652	2,547,852
Mastercard, Inc., Class A	51,865	23,299,314
MGIC Investment Corp.	94,740	1,879,642
Moody's Corp.	14,404	5,646,944
Morgan Stanley	289,099	25,220,997
MSCI, Inc., Class A	4,000	2,394,480
Nasdaq, Inc.	38,016	2,196,184
Navient Corp.	114,894	1,978,475
NCR Atleos Corp. *	35,242	789,068
Northern Trust Corp.	65,068	5,182,016
OneMain Holdings, Inc.	96,404	4,588,830
PayPal Holdings, Inc. *	202,465	12,421,228
Radian Group, Inc.	54,592	1,582,076
Raymond James Financial, Inc.	29,259	3,223,757
Rithm Capital Corp.	205,868	2,202,788
S&P Global, Inc.	21,684	9,722,021
SEI Investments Co.	29,562	1,869,501
SLM Corp.	161,832	3,217,220
Starwood Property Trust, Inc.	87,443	1,777,716
State Street Corp.	94,446	6,976,726
Synchrony Financial	547,636	21,286,611
T Rowe Price Group, Inc.	90,387	9,802,470
Visa, Inc., Class A	108,188	29,563,453
Voya Financial, Inc.	32,374	2,342,906
Western Union Co.	266,546	3,350,483
		663,850,037

Food, Beverage & Tobacco 3.2%
Altria Group, Inc.	611,654	24,539,559
Archer-Daniels-Midland Co.	258,272	14,354,758
Bunge Global SA	78,278	6,895,509
Campbell Soup Co.	57,657	2,573,232
Coca-Cola Co.	514,683	30,618,492
Coca-Cola Europacific Partners PLC	48,032	3,309,405
Conagra Brands, Inc.	161,268	4,700,962
Constellation Brands, Inc., Class A	25,272	6,193,662
Darling Ingredients, Inc. *	35,363	1,531,218
Flowers Foods, Inc.	63,700	1,452,360
General Mills, Inc.	138,887	9,015,155
Hershey Co.	15,787	3,055,416
Hormel Foods Corp.	80,599	2,447,792
Ingredion, Inc.	30,752	3,307,993
J M Smucker Co.	39,888	5,247,266
Kellanova	72,556	3,973,167
Keurig Dr Pepper, Inc.	177,637	5,584,907
Kraft Heinz Co.	242,825	9,016,092
Lamb Weston Holdings, Inc.	15,119	1,548,790
McCormick & Co., Inc. - Non Voting Shares	36,175	2,465,688
SECURITY	NUMBER OF SHARES	VALUE ($)
Molson Coors Beverage Co., Class B	76,274	4,712,970
Mondelez International, Inc., Class A	264,642	19,919,603
Monster Beverage Corp. *	63,818	3,511,266
PepsiCo, Inc.	212,248	35,770,155
Philip Morris International, Inc.	342,650	31,129,753
Post Holdings, Inc. *	17,497	1,624,946
Tyson Foods, Inc., Class A	267,583	14,652,845
WK Kellogg Co.	19,087	247,940
		253,400,901

Health Care Equipment & Services 5.9%
Abbott Laboratories	230,226	26,050,072
Align Technology, Inc. *	7,296	1,950,367
Baxter International, Inc.	190,994	7,389,558
Becton Dickinson & Co.	37,817	9,031,078
Boston Scientific Corp. *	105,908	6,699,740
Cardinal Health, Inc.	65,971	7,203,374
Cencora, Inc.	9,784	2,276,541
Centene Corp. *	278,559	20,978,278
Chemed Corp.	2,686	1,592,234
Cigna Group	125,635	37,809,853
Cooper Cos., Inc.	5,293	1,974,448
CVS Health Corp.	867,511	64,516,793
DaVita, Inc. *	43,692	4,725,727
DENTSPLY SIRONA, Inc.	57,076	1,983,391
Edwards Lifesciences Corp. *	39,273	3,081,752
Elevance Health, Inc.	78,795	38,880,605
Encompass Health Corp.	25,056	1,779,978
HCA Healthcare, Inc.	55,762	17,001,834
Henry Schein, Inc. *	48,582	3,635,877
Hologic, Inc. *	41,740	3,107,126
Humana, Inc.	44,419	16,793,047
IDEXX Laboratories, Inc. *	4,155	2,140,157
Intuitive Surgical, Inc. *	16,664	6,302,658
Laboratory Corp. of America Holdings	31,448	6,990,890
McKesson Corp.	17,465	8,730,579
Medtronic PLC	353,039	30,905,034
Molina Healthcare, Inc. *	11,982	4,270,864
Owens & Minor, Inc. *	72,790	1,434,691
Patterson Cos., Inc.	45,088	1,346,328
Quest Diagnostics, Inc.	38,180	4,903,457
ResMed, Inc.	12,191	2,318,728
STERIS PLC	11,120	2,434,724
Stryker Corp.	31,477	10,559,904
Teleflex, Inc.	7,161	1,738,906
Tenet Healthcare Corp. *	49,956	4,133,359
UnitedHealth Group, Inc.	173,622	88,849,322
Universal Health Services, Inc., Class B	40,897	6,494,853
Zimmer Biomet Holdings, Inc.	36,064	4,529,638
		466,545,765

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	37,297	3,724,105
Clorox Co.	19,767	2,871,157
Colgate-Palmolive Co.	142,196	11,972,903
Estee Lauder Cos., Inc., Class A	30,091	3,971,711
Kimberly-Clark Corp.	70,456	8,523,062
Procter & Gamble Co.	424,562	66,715,673
		97,778,611

Insurance 3.7%
Aflac, Inc.	187,806	15,839,558
Allstate Corp.	153,002	23,753,560
American Financial Group, Inc.	27,054	3,257,302
American International Group, Inc.	347,894	24,182,112
Aon PLC, Class A	29,466	8,793,538

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Arch Capital Group Ltd. *	49,915	4,114,493
Arthur J Gallagher & Co.	15,709	3,647,001
Assurant, Inc.	13,641	2,291,006
Assured Guaranty Ltd.	28,113	2,280,808
Brown & Brown, Inc.	23,834	1,848,565
Chubb Ltd.	93,705	22,957,725
Cincinnati Financial Corp.	45,559	5,047,937
CNO Financial Group, Inc.	111,177	3,021,791
Everest Group Ltd.	7,901	3,041,648
Fidelity National Financial, Inc.	102,203	5,113,216
First American Financial Corp.	54,654	3,298,369
Genworth Financial, Inc., Class A *	398,064	2,456,055
Globe Life, Inc.	23,673	2,907,518
Hanover Insurance Group, Inc.	14,870	1,962,989
Hartford Financial Services Group, Inc.	124,463	10,823,302
Kemper Corp.	32,693	1,961,580
Lincoln National Corp.	180,381	4,951,458
Loews Corp.	61,068	4,449,414
Markel Group, Inc. *	2,584	3,869,359
Marsh & McLennan Cos., Inc.	56,006	10,856,203
MetLife, Inc.	305,752	21,194,729
Old Republic International Corp.	122,551	3,436,330
Primerica, Inc.	8,442	1,976,779
Principal Financial Group, Inc.	78,016	6,171,066
Progressive Corp.	102,223	18,221,250
Prudential Financial, Inc.	193,120	20,264,082
Reinsurance Group of America, Inc.	19,818	3,446,152
RenaissanceRe Holdings Ltd.	7,300	1,670,459
Travelers Cos., Inc.	116,908	24,709,675
Unum Group	84,011	4,061,092
W R Berkley Corp.	37,384	3,061,002
Willis Towers Watson PLC	20,393	5,022,796
		289,961,919

Materials 3.5%
Air Products & Chemicals, Inc.	31,173	7,971,248
Albemarle Corp.	12,524	1,437,004
Alcoa Corp.	111,078	3,304,570
AptarGroup, Inc.	13,361	1,735,327
Avery Dennison Corp.	16,775	3,345,774
Axalta Coating Systems Ltd. *	57,106	1,851,377
Ball Corp.	86,547	4,799,031
Berry Global Group, Inc.	47,158	3,086,963
Celanese Corp., Class A	46,608	6,818,284
CF Industries Holdings, Inc.	50,388	3,804,798
Chemours Co.	79,749	2,406,027
Cleveland-Cliffs, Inc. *	151,547	3,038,517
Commercial Metals Co.	41,659	2,175,433
Corteva, Inc.	120,893	5,498,214
Crown Holdings, Inc.	32,359	2,863,771
Dow, Inc.	295,507	15,839,175
DuPont de Nemours, Inc.	178,405	11,025,429
Eagle Materials, Inc.	8,789	1,988,775
Eastman Chemical Co.	70,156	5,861,534
Ecolab, Inc.	35,328	7,002,716
FMC Corp.	28,060	1,576,972
Freeport-McMoRan, Inc.	270,500	10,736,145
Graphic Packaging Holding Co.	95,694	2,441,154
Huntsman Corp.	115,721	2,839,793
International Flavors & Fragrances, Inc.	47,989	3,871,753
International Paper Co.	266,814	9,559,946
Knife River Corp. *	16,350	1,070,761
Linde PLC	65,575	26,546,727
Louisiana-Pacific Corp.	33,930	2,258,041
LyondellBasell Industries NV, Class A	132,841	12,502,995
Martin Marietta Materials, Inc.	7,714	3,921,952
Mosaic Co.	120,117	3,688,793
Newmont Corp.	333,583	11,511,949
SECURITY	NUMBER OF SHARES	VALUE ($)
Nucor Corp.	98,746	18,458,590
O-I Glass, Inc. *	90,557	1,318,510
Olin Corp.	45,243	2,355,803
Packaging Corp. of America	29,384	4,874,218
PPG Industries, Inc.	56,917	8,027,574
Reliance Steel & Aluminum Co.	23,596	6,734,770
RPM International, Inc.	26,108	2,784,679
Sealed Air Corp.	61,991	2,141,789
Sherwin-Williams Co.	22,104	6,728,016
Sonoco Products Co.	40,391	2,298,248
Steel Dynamics, Inc.	63,165	7,623,384
U.S. Steel Corp.	188,653	8,870,464
Vulcan Materials Co.	16,140	3,647,801
Warrior Met Coal, Inc.	36,534	2,344,387
Westrock Co.	230,914	9,296,598
		275,885,779

Media & Entertainment 6.9%
Alphabet, Inc., Class A *	706,190	98,937,219
Alphabet, Inc., Class C *	629,000	89,192,200
Charter Communications, Inc., Class A *	72,110	26,731,898
Comcast Corp., Class A	1,586,281	73,825,518
Electronic Arts, Inc.	49,504	6,810,760
Fox Corp., Class A	175,515	5,669,134
Interpublic Group of Cos., Inc.	96,671	3,189,176
Liberty Media Corp.-Liberty Live, Class C *	45,144	1,682,517
Liberty Media Corp.-Liberty SiriusXM, Class C *	163,223	4,955,450
Meta Platforms, Inc., Class A *	401,036	156,460,185
Netflix, Inc. *	19,430	10,960,657
News Corp., Class A	141,806	3,494,100
Nexstar Media Group, Inc., Class A	14,523	2,580,882
Omnicom Group, Inc.	69,728	6,302,017
Paramount Global, Class B	659,628	9,623,973
Take-Two Interactive Software, Inc. *	14,307	2,359,654
TEGNA, Inc.	97,000	1,512,230
Walt Disney Co.	366,447	35,197,234
Warner Bros Discovery, Inc. *	522,930	5,239,759
		544,724,563

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie, Inc.	258,829	42,551,488
Agilent Technologies, Inc.	35,420	4,608,142
Amgen, Inc.	136,191	42,799,384
Avantor, Inc. *	68,364	1,571,688
Biogen, Inc. *	41,200	10,162,392
Bristol-Myers Squibb Co.	478,324	23,375,694
Catalent, Inc. *	30,352	1,567,377
Danaher Corp.	50,327	12,073,951
Eli Lilly & Co.	30,553	19,725,322
Fortrea Holdings, Inc. *	29,979	928,150
Gilead Sciences, Inc.	336,007	26,295,908
ICON PLC, ADR *	6,675	1,741,307
Illumina, Inc. *	17,805	2,546,293
IQVIA Holdings, Inc. *	31,095	6,474,912
Jazz Pharmaceuticals PLC *	12,833	1,574,866
Johnson & Johnson	501,440	79,678,816
Merck & Co., Inc.	389,136	46,999,846
Mettler-Toledo International, Inc. *	2,085	2,496,141
Moderna, Inc. *	27,540	2,782,917
Organon & Co.	292,182	4,864,830
Perrigo Co. PLC	77,744	2,494,027
Pfizer, Inc.	1,759,230	47,639,948
Regeneron Pharmaceuticals, Inc. *	11,861	11,182,314
Revvity, Inc.	18,238	1,954,749
Thermo Fisher Scientific, Inc.	37,934	20,445,667

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Therapeutics Corp. *	5,890	1,265,054
Vertex Pharmaceuticals, Inc. *	13,344	5,783,023
Viatris, Inc.	684,071	8,051,516
Waters Corp. *	10,283	3,267,012
West Pharmaceutical Services, Inc.	4,428	1,651,777
Zoetis, Inc.	34,627	6,503,297
		445,057,808

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	288,448	2,053,750
CBRE Group, Inc., Class A *	86,310	7,449,416
DigitalBridge Group, Inc.	120,119	2,359,137
Jones Lang LaSalle, Inc. *	30,609	5,419,629
		17,281,932

Semiconductors & Semiconductor Equipment 4.9%
Advanced Micro Devices, Inc. *	53,415	8,957,161
Analog Devices, Inc.	45,126	8,680,437
Applied Materials, Inc.	134,266	22,059,904
Broadcom, Inc.	43,195	50,970,100
First Solar, Inc. *	9,224	1,349,471
Intel Corp.	2,819,814	121,477,587
KLA Corp.	11,999	7,127,886
Lam Research Corp.	20,471	16,892,055
Marvell Technology, Inc.	46,104	3,121,241
Microchip Technology, Inc.	52,978	4,512,666
Micron Technology, Inc.	394,218	33,804,194
MKS Instruments, Inc.	15,512	1,651,252
NVIDIA Corp.	38,726	23,826,946
NXP Semiconductors NV	39,778	8,376,053
ON Semiconductor Corp. *	38,120	2,711,476
Qorvo, Inc. *	39,321	3,921,877
QUALCOMM, Inc.	253,148	37,595,009
Skyworks Solutions, Inc.	38,489	4,020,561
Teradyne, Inc.	30,959	2,990,330
Texas Instruments, Inc.	147,438	23,607,773
		387,653,979

Software & Services 5.5%
Accenture PLC, Class A	81,635	29,705,344
Adobe, Inc. *	31,656	19,556,444
Akamai Technologies, Inc. *	30,668	3,779,218
Amdocs Ltd.	36,737	3,368,048
ANSYS, Inc. *	5,021	1,646,034
Autodesk, Inc. *	9,454	2,399,520
Cadence Design Systems, Inc. *	9,997	2,883,735
Check Point Software Technologies Ltd. *	19,142	3,042,238
Cognizant Technology Solutions Corp., Class A	205,403	15,840,679
DXC Technology Co. *	186,520	4,066,136
Fortinet, Inc. *	25,559	1,648,300
Gartner, Inc. *	5,617	2,569,440
Gen Digital, Inc.	121,298	2,848,077
International Business Machines Corp.	279,441	51,322,134
Intuit, Inc.	15,048	9,500,254
Kyndryl Holdings, Inc. *	229,617	4,711,741
Microsoft Corp.	550,684	218,940,945
NCR Voyix Corp. *	63,557	934,288
Oracle Corp.	263,265	29,406,700
Palo Alto Networks, Inc. *	9,579	3,242,587
Roper Technologies, Inc.	8,431	4,527,447
Salesforce, Inc. *	43,115	12,119,195
SECURITY	NUMBER OF SHARES	VALUE ($)
Synopsys, Inc. *	5,451	2,907,291
VeriSign, Inc. *	6,877	1,367,698
		432,333,493

Technology Hardware & Equipment 6.6%
Amphenol Corp., Class A	64,360	6,506,796
Apple, Inc.	1,742,406	321,299,666
Arista Networks, Inc. *	10,072	2,605,425
Arrow Electronics, Inc. *	53,819	5,981,982
Avnet, Inc.	125,031	5,663,904
CDW Corp.	23,062	5,228,617
Ciena Corp. *	40,048	2,122,544
Cisco Systems, Inc.	1,260,259	63,239,797
Corning, Inc.	279,243	9,072,605
F5, Inc. *	13,694	2,515,588
Flex Ltd. *	175,934	4,176,673
Hewlett Packard Enterprise Co.	923,062	14,113,618
HP, Inc.	507,658	14,574,861
Insight Enterprises, Inc. *	10,896	2,012,927
Jabil, Inc.	43,906	5,500,983
Juniper Networks, Inc.	133,827	4,946,246
Keysight Technologies, Inc. *	15,443	2,366,794
Motorola Solutions, Inc.	13,325	4,257,338
NetApp, Inc.	66,793	5,824,350
Sanmina Corp. *	42,329	2,532,121
Seagate Technology Holdings PLC	92,704	7,942,879
TD SYNNEX Corp.	14,881	1,487,802
TE Connectivity Ltd.	62,355	8,866,257
Teledyne Technologies, Inc. *	4,275	1,788,959
Trimble, Inc. *	38,739	1,970,266
Vishay Intertechnology, Inc.	57,643	1,252,582
Western Digital Corp. *	213,046	12,196,884
Xerox Holdings Corp.	205,866	3,800,286
Zebra Technologies Corp., Class A *	8,317	1,992,337
		525,841,087

Telecommunication Services 3.1%
AT&T, Inc.	5,582,107	98,747,473
Liberty Global Ltd., Class C *	392,204	8,212,752
Lumen Technologies, Inc. *	6,535,096	7,972,817
Telephone & Data Systems, Inc.	182,754	3,510,704
T-Mobile U.S., Inc.	99,461	16,036,097
Verizon Communications, Inc.	2,646,294	112,070,551
		246,550,394

Transportation 2.0%
Avis Budget Group, Inc.	13,560	2,219,908
CH Robinson Worldwide, Inc.	55,259	4,646,729
CSX Corp.	558,582	19,941,378
Delta Air Lines, Inc.	45,757	1,790,929
Expeditors International of Washington, Inc.	43,344	5,475,648
FedEx Corp.	98,397	23,742,212
GXO Logistics, Inc. *	28,864	1,569,624
JB Hunt Transport Services, Inc.	19,456	3,910,267
Knight-Swift Transportation Holdings, Inc.	55,103	3,161,810
Landstar System, Inc.	10,563	2,025,138
Norfolk Southern Corp.	70,054	16,479,503
Old Dominion Freight Line, Inc.	9,661	3,777,644
Ryder System, Inc.	40,533	4,603,333
Southwest Airlines Co.	68,136	2,036,585
Uber Technologies, Inc. *	53,331	3,480,914
Union Pacific Corp.	147,549	35,991,628
United Airlines Holdings, Inc. *	30,876	1,277,649
United Parcel Service, Inc., Class B	134,556	19,093,496

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Werner Enterprises, Inc.	36,058	1,426,094
ZIM Integrated Shipping Services Ltd. (a)	183,635	2,754,525
		159,405,014

Utilities 3.1%
AES Corp.	280,851	4,684,595
Alliant Energy Corp.	59,453	2,892,983
Ameren Corp.	62,407	4,341,655
American Electric Power Co., Inc.	148,995	11,642,469
American Water Works Co., Inc.	25,907	3,212,986
Atmos Energy Corp.	23,778	2,709,265
Black Hills Corp.	23,766	1,230,128
CenterPoint Energy, Inc.	174,304	4,870,054
CMS Energy Corp.	77,521	4,431,100
Consolidated Edison, Inc.	107,880	9,806,292
Constellation Energy Corp.	53,108	6,479,176
Dominion Energy, Inc.	275,422	12,592,294
DTE Energy Co.	56,927	6,001,244
Duke Energy Corp.	247,630	23,730,383
Edison International	107,045	7,223,397
Entergy Corp.	71,922	7,174,939
Evergy, Inc.	96,691	4,909,002
Eversource Energy	99,809	5,411,644
Exelon Corp.	361,850	12,595,999
FirstEnergy Corp.	198,562	7,283,254
National Fuel Gas Co.	26,657	1,257,144
NextEra Energy, Inc.	280,285	16,433,110
NiSource, Inc.	112,319	2,916,924
NRG Energy, Inc.	130,481	6,920,712
OGE Energy Corp.	62,301	2,070,885
PG&E Corp.	108,795	1,835,372
Pinnacle West Capital Corp.	41,712	2,873,957
Portland General Electric Co.	31,483	1,288,599
PPL Corp.	312,066	8,176,129
Public Service Enterprise Group, Inc.	121,317	7,035,173
Sempra	120,827	8,646,380
Southern Co.	276,415	19,216,371
Southwest Gas Holdings, Inc.	25,164	1,476,624
UGI Corp.	141,070	3,123,290
Vistra Corp.	166,005	6,811,185
WEC Energy Group, Inc.	71,661	5,787,342
Xcel Energy, Inc.	141,017	8,442,688
		247,534,744
Total Common Stocks (Cost $4,677,469,671)		7,887,559,450

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% (c)	41,427,774	41,427,774
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% (c)(d)	3,481,525	3,481,525
		44,909,299
Total Short-Term Investments (Cost $44,909,299)		44,909,299
Total Investments in Securities (Cost $4,722,378,970)		7,932,468,749

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/15/24	116	28,248,900	(61,528)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,394,518.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt

Below is a summary of the fund’s transactions with affiliated issuers during the period ended January 31, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/24	BALANCE OF SHARES HELD AT 1/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Financial Services 0.1%
Charles Schwab Corp.	$5,890,928	$1,298,976	$—	$—	$1,111,887	$8,301,791	131,942	$28,586

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$7,887,559,450	$—	$—	$7,887,559,450
Short-Term Investments [1]	44,909,299	—	—	44,909,299
Liabilities
Futures Contracts [2]	(61,528)	—	—	(61,528)
Total	$7,932,407,221	$—	$—	$7,932,407,221

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	364,660	2,950,099
Cooper-Standard Holdings, Inc. *	112,565	1,980,018
Dorman Products, Inc. *	20,688	1,684,210
Fox Factory Holding Corp. *	14,049	885,649
Gentherm, Inc. *	29,687	1,429,429
LCI Industries	27,895	3,104,156
Modine Manufacturing Co. *	44,099	3,046,800
Patrick Industries, Inc.	28,058	2,816,743
Standard Motor Products, Inc.	40,907	1,650,597
Stoneridge, Inc. *	45,714	813,252
Visteon Corp. *	16,995	1,959,354
Winnebago Industries, Inc.	42,236	2,775,750
		25,096,057

Banks 8.5%
1st Source Corp.	13,295	694,930
Ameris Bancorp	37,613	1,867,109
Associated Banc-Corp.	170,188	3,575,650
Axos Financial, Inc. *	31,568	1,749,814
BancFirst Corp.	7,237	640,547
Bank of Hawaii Corp.	37,863	2,394,077
Bank of NT Butterfield & Son Ltd.	49,661	1,506,218
Bank OZK	78,608	3,546,007
BankUnited, Inc.	143,635	4,059,125
Banner Corp.	33,050	1,539,469
BOK Financial Corp.	21,431	1,796,775
Brookline Bancorp, Inc.	73,060	790,509
Cadence Bank	117,028	3,115,285
Capitol Federal Financial, Inc.	180,494	1,144,332
Cathay General Bancorp	62,326	2,565,961
Central Pacific Financial Corp.	37,754	727,520
City Holding Co.	7,419	758,296
Columbia Banking System, Inc.	173,717	3,502,135
Commerce Bancshares, Inc.	59,924	3,123,239
Community Bank System, Inc.	31,694	1,450,634
ConnectOne Bancorp, Inc.	30,676	700,640
Cullen/Frost Bankers, Inc.	30,685	3,256,292
Customers Bancorp, Inc. *	27,391	1,463,775
CVB Financial Corp.	92,579	1,552,550
Eagle Bancorp, Inc.	43,578	1,080,299
Eastern Bankshares, Inc.	65,585	915,567
Enterprise Financial Services Corp.	17,505	728,733
First BanCorp	106,925	1,783,509
First Bancorp/Southern Pines NC	18,455	637,805
First Busey Corp.	45,670	1,075,072
First Citizens BancShares, Inc., Class A	2,671	4,033,210
First Commonwealth Financial Corp.	71,017	994,948
First Financial Bancorp	79,823	1,789,632
First Financial Bankshares, Inc.	41,505	1,296,201
First Hawaiian, Inc.	152,950	3,317,485
SECURITY	NUMBER OF SHARES	VALUE ($)
First Interstate BancSystem, Inc., Class A	56,667	1,559,476
First Merchants Corp.	40,991	1,385,906
FNB Corp.	283,569	3,737,439
Fulton Financial Corp.	145,831	2,273,505
Glacier Bancorp, Inc.	61,453	2,375,773
Hancock Whitney Corp.	71,228	3,213,095
Hanmi Financial Corp.	34,601	579,567
Heartland Financial USA, Inc.	33,376	1,183,847
Heritage Financial Corp.	31,776	640,286
Hilltop Holdings, Inc.	65,094	2,049,810
HomeStreet, Inc.	90,347	1,243,175
Hope Bancorp, Inc.	173,449	1,921,815
Independent Bank Corp.	21,352	1,197,634
Independent Bank Group, Inc.	26,723	1,292,057
International Bancshares Corp.	34,585	1,828,163
Kearny Financial Corp.	81,713	590,785
Lakeland Bancorp, Inc.	40,100	532,929
Lakeland Financial Corp.	11,621	778,142
NBT Bancorp, Inc.	29,822	1,060,769
Northwest Bancshares, Inc.	107,115	1,325,013
OceanFirst Financial Corp.	43,988	757,913
OFG Bancorp	34,138	1,255,254
Old National Bancorp	143,240	2,359,163
Pacific Premier Bancorp, Inc.	65,989	1,674,141
Park National Corp.	9,659	1,262,238
Pathward Financial, Inc.	17,434	902,733
Pinnacle Financial Partners, Inc.	39,248	3,468,738
Premier Financial Corp.	31,679	661,774
Prosperity Bancshares, Inc.	53,715	3,432,926
Provident Financial Services, Inc.	67,645	1,119,525
Renasant Corp.	46,534	1,471,870
S&T Bancorp, Inc.	30,889	1,029,839
Sandy Spring Bancorp, Inc.	46,707	1,138,717
Simmons First National Corp., Class A	121,065	2,301,446
Southside Bancshares, Inc.	26,723	836,430
SouthState Corp.	33,811	2,809,694
Texas Capital Bancshares, Inc. *	32,394	1,976,034
Tompkins Financial Corp.	11,576	571,739
Towne Bank	48,288	1,357,376
TriCo Bancshares	17,470	635,034
Trustmark Corp.	68,252	1,842,121
UMB Financial Corp.	29,751	2,454,457
United Bankshares, Inc.	87,601	3,140,496
United Community Banks, Inc.	55,102	1,506,489
Valley National Bancorp	313,667	3,017,477
Veritex Holdings, Inc.	40,368	848,132
WaFd, Inc.	85,828	2,492,445
Washington Trust Bancorp, Inc.	20,837	579,477
Webster Financial Corp.	69,471	3,437,425
WesBanco, Inc.	59,613	1,749,045
Westamerica BanCorp	14,863	709,262
Western Alliance Bancorp	59,495	3,805,300

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Wintrust Financial Corp.	36,468	3,536,667
WSFS Financial Corp.	28,824	1,282,956
		157,366,869

Capital Goods 11.8%
AAON, Inc.	15,271	1,071,413
AAR Corp. *	39,299	2,390,165
Advanced Drainage Systems, Inc.	15,732	2,051,767
Alamo Group, Inc.	7,342	1,558,560
Albany International Corp., Class A	20,162	1,792,603
American Woodmark Corp. *	32,547	2,970,890
API Group Corp. *	84,151	2,652,440
Apogee Enterprises, Inc.	40,200	2,122,962
Applied Industrial Technologies, Inc.	22,240	3,924,470
Arcosa, Inc.	39,963	3,128,304
Argan, Inc.	16,743	742,217
Armstrong World Industries, Inc.	36,705	3,641,503
Astec Industries, Inc.	37,639	1,339,948
Atkore, Inc. *	18,532	2,826,686
AZEK Co., Inc., Class A *	36,365	1,402,234
AZZ, Inc.	35,995	2,247,888
Barnes Group, Inc.	73,793	2,443,286
Beacon Roofing Supply, Inc. *	49,367	4,092,031
BWX Technologies, Inc.	48,557	3,956,424
Columbus McKinnon Corp.	26,989	1,054,460
Comfort Systems USA, Inc.	15,538	3,379,049
Construction Partners, Inc., Class A *	21,990	1,000,545
Core & Main, Inc., Class A *	29,788	1,230,542
Crane Co.	26,670	3,310,014
CSW Industrials, Inc.	4,508	953,758
DNOW Inc *	227,930	2,299,814
Douglas Dynamics, Inc.	21,694	545,604
Ducommun, Inc. *	13,684	675,305
DXP Enterprises, Inc. *	25,026	806,338
Dycom Industries, Inc. *	36,304	4,055,157
Encore Wire Corp.	16,421	3,702,935
Enerpac Tool Group Corp., Class A	27,613	862,354
EnerSys	39,880	3,811,332
Enpro, Inc.	13,221	1,974,953
Esab Corp.	31,274	2,689,251
ESCO Technologies, Inc.	12,765	1,300,371
Federal Signal Corp.	30,239	2,327,798
Franklin Electric Co., Inc.	23,730	2,236,790
FTAI Aviation Ltd.	51,694	2,788,891
Gates Industrial Corp. PLC *	132,147	1,702,053
GATX Corp.	33,687	4,131,711
Generac Holdings, Inc. *	31,372	3,566,055
Gibraltar Industries, Inc. *	24,723	2,000,585
GMS, Inc. *	44,983	3,785,769
Gorman-Rupp Co.	25,896	864,667
GrafTech International Ltd.	795,747	1,058,344
Granite Construction, Inc.	63,320	2,856,365
Great Lakes Dredge & Dock Corp. *	114,373	873,810
Greenbrier Cos., Inc.	81,127	3,688,033
Griffon Corp.	36,011	2,098,001
H&E Equipment Services, Inc.	38,673	2,080,221
HEICO Corp.	19,333	3,472,013
Herc Holdings, Inc.	22,299	3,288,880
Hillenbrand, Inc.	57,987	2,700,455
Hillman Solutions Corp. *	118,703	1,043,399
JELD-WEN Holding, Inc. *	242,106	4,503,172
John Bean Technologies Corp.	17,942	1,771,952
Kadant, Inc.	4,678	1,337,908
Kaman Corp.	61,271	2,760,259
Kennametal, Inc.	114,859	2,816,343
Kratos Defense & Security Solutions, Inc. *	55,442	938,633
Lindsay Corp.	5,649	734,991
SECURITY	NUMBER OF SHARES	VALUE ($)
Manitowoc Co., Inc. *	85,263	1,372,734
Masonite International Corp. *	29,730	2,736,647
McGrath RentCorp	15,109	1,898,446
Mercury Systems, Inc. *	26,332	781,007
Moog, Inc., Class A	25,482	3,562,384
MRC Global, Inc. *	155,645	1,659,176
Mueller Water Products, Inc., Class A	119,812	1,642,623
MYR Group, Inc. *	14,423	2,074,749
National Presto Industries, Inc.	8,886	703,505
PGT Innovations, Inc. *	35,428	1,460,342
Primoris Services Corp.	92,891	3,046,825
Proto Labs, Inc. *	32,211	1,162,495
Quanex Building Products Corp.	45,869	1,432,030
RBC Bearings, Inc. *	5,641	1,514,834
REV Group, Inc.	77,117	1,505,324
Rush Enterprises, Inc., Class A	99,416	4,464,773
Shyft Group, Inc.	53,492	579,318
Simpson Manufacturing Co., Inc.	21,140	3,826,129
SiteOne Landscape Supply, Inc. *	18,515	2,861,493
SPX Technologies, Inc. *	14,897	1,499,234
Standex International Corp.	7,761	1,145,989
Sterling Infrastructure, Inc. *	16,379	1,230,063
Stratasys Ltd. *	54,022	714,171
Tennant Co.	15,256	1,441,997
Terex Corp.	66,444	4,081,655
Textainer Group Holdings Ltd.	37,687	1,871,160
Titan Machinery, Inc. *	33,239	888,478
TPI Composites, Inc. *(a)	131,738	355,693
Trex Co., Inc. *	34,279	2,793,053
Trinity Industries, Inc.	120,566	3,031,029
Tutor Perini Corp. *	331,648	2,971,566
Valmont Industries, Inc.	13,420	3,029,028
Vertiv Holdings Co., Class A	60,419	3,403,402
Wabash National Corp.	75,333	1,905,925
Watts Water Technologies, Inc., Class A	12,794	2,533,340
WillScot Mobile Mini Holdings Corp. *	41,418	1,959,071
Woodward, Inc.	32,307	4,450,935
Zurn Elkay Water Solutions Corp.	30,663	909,158
		219,934,452

Commercial & Professional Services 5.5%
ACCO Brands Corp.	336,438	2,045,543
Barrett Business Services, Inc.	6,621	743,340
BrightView Holdings, Inc. *	158,337	1,413,949
Brink's Co.	33,655	2,720,670
Casella Waste Systems, Inc., Class A *	10,314	880,197
CBIZ, Inc. *	23,461	1,493,527
Ceridian HCM Holding, Inc. *	9,523	662,039
Cimpress PLC *	26,189	1,969,937
Clarivate PLC *	166,098	1,484,916
Clean Harbors, Inc. *	23,873	4,009,709
Conduent, Inc. *	490,556	1,766,002
CoreCivic, Inc. *	323,984	4,607,052
CRA International, Inc.	5,599	600,437
CSG Systems International, Inc.	27,131	1,364,961
Deluxe Corp.	143,443	2,712,507
Dun & Bradstreet Holdings, Inc.	169,293	1,962,106
Ennis, Inc.	41,247	840,201
Enviri Corp. *	204,730	1,762,725
ExlService Holdings, Inc. *	56,749	1,775,109
Exponent, Inc.	12,032	1,061,102
FTI Consulting, Inc. *	20,604	3,947,932
GEO Group, Inc. *	393,631	4,377,177
Healthcare Services Group, Inc. *	199,116	1,879,655
Heidrick & Struggles International, Inc.	22,514	674,745
HNI Corp.	81,072	3,301,252
Huron Consulting Group, Inc. *	9,299	962,725
ICF International, Inc.	13,171	1,831,296

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Insperity, Inc.	15,833	1,815,887
Interface, Inc., Class A	128,013	1,588,641
Kelly Services, Inc., Class A	192,969	3,965,513
Kforce, Inc.	24,569	1,679,291
Korn Ferry	58,406	3,426,680
Matthews International Corp., Class A	37,720	1,240,988
MillerKnoll, Inc.	135,599	3,605,577
MSA Safety, Inc.	11,425	1,885,468
NV5 Global, Inc. *	6,074	637,102
OPENLANE, Inc. *	167,935	2,364,525
Parsons Corp. *	23,782	1,549,397
Paycom Software, Inc.	6,045	1,150,001
Pitney Bowes, Inc.	545,059	2,240,192
Resources Connection, Inc.	61,031	821,477
Rollins, Inc.	53,231	2,305,435
SP Plus Corp. *	15,623	808,178
Steelcase, Inc., Class A	298,819	3,789,025
Stericycle, Inc. *	61,725	2,962,800
Tetra Tech, Inc.	21,933	3,469,362
TriNet Group, Inc. *	20,884	2,374,511
TrueBlue, Inc. *	128,950	1,776,931
TTEC Holdings, Inc.	26,020	530,288
UniFirst Corp.	16,237	2,750,872
Verra Mobility Corp., Class A *	42,514	1,016,510
		102,605,462

Consumer Discretionary Distribution & Retail 4.9%
1-800-Flowers.com, Inc., Class A *	73,769	767,198
Aaron's Co., Inc.	153,096	1,575,358
Abercrombie & Fitch Co., Class A *	93,747	9,552,819
American Eagle Outfitters, Inc.	253,908	5,032,456
America's Car-Mart, Inc. *	7,640	465,200
Arko Corp.	93,259	727,420
Beyond, Inc. *	88,927	1,955,505
Big 5 Sporting Goods Corp. (a)	120,975	608,504
Boot Barn Holdings, Inc. *	15,212	1,091,309
Buckle, Inc.	41,156	1,530,592
Caleres, Inc.	40,136	1,259,066
Camping World Holdings, Inc., Class A	34,176	849,274
Children's Place, Inc. *	42,269	941,753
Citi Trends, Inc. *	38,790	1,044,615
Conn's, Inc. *	179,923	818,650
Container Store Group, Inc. *	235,716	384,217
ContextLogic, Inc., Class A *(a)	159,689	697,841
Designer Brands, Inc., Class A	140,009	1,199,877
Dillard's, Inc., Class A	5,888	2,280,246
Etsy, Inc. *	32,261	2,147,292
Five Below, Inc. *	11,828	2,122,653
Floor & Decor Holdings, Inc., Class A *	23,374	2,350,489
GameStop Corp., Class A *(a)	212,317	3,021,271
Genesco, Inc. *	48,205	1,339,135
Guess?, Inc.	64,999	1,452,078
Haverty Furniture Cos., Inc.	38,685	1,311,421
Hibbett, Inc.	35,894	2,392,335
Leslie's, Inc. *	73,557	493,567
LL Flooring Holdings, Inc. *	185,613	482,594
MarineMax, Inc. *	57,118	1,599,304
MercadoLibre, Inc. *	1,200	2,054,172
Monro, Inc.	42,931	1,367,782
National Vision Holdings, Inc. *	70,560	1,341,345
Ollie's Bargain Outlet Holdings, Inc. *	38,128	2,742,547
Petco Health & Wellness Co., Inc., Class A *	162,752	388,977
PetMed Express, Inc.	52,777	327,745
RH *	8,156	2,067,383
Sally Beauty Holdings, Inc. *	273,182	3,365,602
Shoe Carnival, Inc.	36,955	942,352
Signet Jewelers Ltd.	49,177	4,892,128
SECURITY	NUMBER OF SHARES	VALUE ($)
Sleep Number Corp. *	126,889	1,306,957
Sonic Automotive, Inc., Class A	51,221	2,589,734
Stitch Fix, Inc., Class A *	264,648	846,874
Upbound Group, Inc.	84,514	2,805,865
Urban Outfitters, Inc. *	106,424	4,044,112
Valvoline, Inc. *	83,938	3,062,898
Victoria's Secret & Co. *	143,559	3,739,712
Vroom, Inc. *	1,358,096	334,635
Wayfair, Inc., Class A *	22,008	1,105,902
Zumiez, Inc. *	66,384	1,139,813
		91,960,574

Consumer Durables & Apparel 4.2%
Acushnet Holdings Corp.	24,745	1,567,348
Beazer Homes USA, Inc. *	60,790	1,930,083
Cavco Industries, Inc. *	6,305	2,092,756
Century Communities, Inc.	40,420	3,504,414
Columbia Sportswear Co.	40,837	3,236,741
Crocs, Inc. *	29,742	3,018,218
Ethan Allen Interiors, Inc.	35,962	1,047,573
Fossil Group, Inc. *	513,595	595,770
G-III Apparel Group Ltd. *	154,522	4,649,567
GoPro, Inc., Class A *	137,729	410,432
Helen of Troy Ltd. *	29,719	3,402,825
Installed Building Products, Inc.	10,365	2,019,620
iRobot Corp. *(a)	54,804	745,334
Kontoor Brands, Inc.	38,131	2,235,239
La-Z-Boy, Inc.	79,289	2,760,050
LGI Homes, Inc. *	24,982	2,948,126
M/I Homes, Inc. *	39,419	5,022,769
Mattel, Inc. *	162,673	2,910,220
Movado Group, Inc.	21,270	586,627
Oxford Industries, Inc.	13,030	1,236,938
Peloton Interactive, Inc., Class A *	113,146	629,092
SharkNinja, Inc.	48,123	2,248,307
Skyline Champion Corp. *	28,356	1,941,819
Smith & Wesson Brands, Inc.	126,231	1,648,577
Sonos, Inc. *	71,616	1,115,777
Steven Madden Ltd.	86,941	3,641,089
Sturm Ruger & Co., Inc.	29,760	1,299,322
TopBuild Corp. *	14,823	5,471,614
Topgolf Callaway Brands Corp. *	84,712	1,115,657
Tupperware Brands Corp. *(a)	859,218	1,460,671
Under Armour, Inc., Class A *	409,044	3,116,915
Vista Outdoor, Inc. *	70,488	1,978,598
Wolverine World Wide, Inc.	220,697	1,845,027
Worthington Enterprises, Inc.	47,878	2,730,961
YETI Holdings, Inc. *	31,860	1,400,884
		77,564,960

Consumer Services 5.0%
ADT, Inc.	418,034	2,729,762
Adtalem Global Education, Inc. *	55,794	2,816,481
Airbnb, Inc., Class A *	9,578	1,380,573
Arcos Dorados Holdings, Inc., Class A	89,984	1,114,002
BJ's Restaurants, Inc. *	27,264	943,607
Bloomin' Brands, Inc.	79,125	2,106,307
Boyd Gaming Corp.	44,500	2,825,305
Bright Horizons Family Solutions, Inc. *	25,827	2,537,503
Brinker International, Inc. *	44,436	1,901,416
Caesars Entertainment, Inc. *	77,367	3,394,090
Carriage Services, Inc., Class A	21,191	523,630
Cheesecake Factory, Inc.	33,352	1,146,308
Choice Hotels International, Inc.	8,797	1,065,493
Churchill Downs, Inc.	22,499	2,721,704
Cracker Barrel Old Country Store, Inc.	37,692	2,915,476
Dave & Buster's Entertainment, Inc. *	35,079	1,877,779

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Denny's Corp. *	75,102	798,334
Dine Brands Global, Inc.	10,713	499,761
DoorDash, Inc., Class A *	21,953	2,287,503
Everi Holdings, Inc. *	60,390	628,660
Frontdoor, Inc. *	34,977	1,145,847
Graham Holdings Co., Class B	5,498	3,960,759
Grand Canyon Education, Inc. *	30,714	4,010,941
Hilton Grand Vacations, Inc. *	41,921	1,748,106
Hyatt Hotels Corp., Class A	21,600	2,772,792
International Game Technology PLC	90,960	2,361,322
Jack in the Box, Inc.	36,682	2,860,096
Laureate Education, Inc.	184,079	2,323,077
Light & Wonder, Inc. *	46,991	3,777,137
Marriott Vacations Worldwide Corp.	35,010	2,936,989
Norwegian Cruise Line Holdings Ltd. *	103,065	1,834,557
Papa John's International, Inc.	11,099	815,555
Perdoceo Education Corp.	82,642	1,495,820
Planet Fitness, Inc., Class A *	25,725	1,743,126
Red Rock Resorts, Inc., Class A	32,556	1,780,162
Sabre Corp. *	425,535	1,744,694
SeaWorld Entertainment, Inc. *	16,856	832,686
Six Flags Entertainment Corp. *	117,904	2,972,360
Strategic Education, Inc.	19,391	1,823,917
Stride, Inc. *	30,266	1,814,447
Texas Roadhouse, Inc., Class A	32,945	4,141,845
Wendy's Co.	126,966	2,422,511
Wingstop, Inc.	3,408	958,023
WW International, Inc. *	144,098	541,808
Wyndham Hotels & Resorts, Inc.	40,711	3,172,608
		92,204,879

Consumer Staples Distribution & Retail 0.8%
Andersons, Inc.	68,081	3,588,550
Chefs' Warehouse, Inc. *	26,187	833,270
Grocery Outlet Holding Corp. *	63,229	1,566,815
Ingles Markets, Inc., Class A	39,684	3,343,377
PriceSmart, Inc.	38,084	2,895,146
Weis Markets, Inc.	42,002	2,551,621
		14,778,779

Energy 3.8%
Antero Midstream Corp.	121,513	1,487,319
Archrock, Inc.	156,704	2,560,543
Berry Corp.	133,593	896,409
Cactus, Inc., Class A	16,471	699,029
California Resources Corp.	59,600	2,841,728
Callon Petroleum Co. *	19,405	623,289
ChampionX Corp.	56,914	1,560,013
Chord Energy Corp.	7,181	1,104,151
Civitas Resources, Inc.	16,170	1,047,978
Comstock Resources, Inc.	55,919	436,727
CONSOL Energy, Inc.	26,063	2,465,560
Core Laboratories, Inc.	40,908	645,119
CVR Energy, Inc.	47,981	1,618,399
DHT Holdings, Inc.	152,589	1,696,790
Diamond Offshore Drilling, Inc. *	50,882	620,760
Dorian LPG Ltd.	29,316	1,097,591
Dril-Quip, Inc. *	34,397	690,348
DT Midstream, Inc.	48,886	2,624,689
EQT Corp.	99,585	3,525,309
Geopark Ltd.	55,581	488,557
Golar LNG Ltd.	45,442	991,090
Green Plains, Inc. *	62,971	1,305,389
Helix Energy Solutions Group, Inc. *	149,614	1,406,372
International Seaways, Inc.	13,045	699,734
Kosmos Energy Ltd. *	275,089	1,667,039
Liberty Energy, Inc., Class A	122,982	2,556,796
SECURITY	NUMBER OF SHARES	VALUE ($)
Magnolia Oil & Gas Corp., Class A	42,614	878,701
Matador Resources Co.	43,200	2,371,248
Nabors Industries Ltd. *	21,693	1,834,794
Oceaneering International, Inc. *	66,963	1,391,491
Oil States International, Inc. *	101,327	625,188
Par Pacific Holdings, Inc. *	26,711	977,356
Patterson-UTI Energy, Inc.	353,008	3,914,859
Permian Resources Corp., Class A	63,776	859,700
ProPetro Holding Corp. *	191,255	1,618,017
Range Resources Corp.	59,324	1,722,769
RPC, Inc.	99,358	726,307
Scorpio Tankers, Inc.	20,705	1,463,844
Select Water Solutions, Inc.	90,807	705,570
SFL Corp. Ltd.	157,172	1,912,783
SM Energy Co.	107,713	3,993,998
Talos Energy, Inc. *	101,320	1,314,120
Teekay Tankers Ltd., Class A	18,383	1,149,857
Texas Pacific Land Corp.	813	1,188,061
Transocean Ltd. *	330,987	1,807,189
Tsakos Energy Navigation Ltd.	38,164	937,689
Valaris Ltd. *	10,085	623,959
Weatherford International PLC *	13,773	1,233,372
		70,607,600

Equity Real Estate Investment Trusts (REITs) 8.1%
Acadia Realty Trust	79,852	1,362,275
Agree Realty Corp.	15,488	923,240
Alexander & Baldwin, Inc.	98,406	1,704,392
American Assets Trust, Inc.	50,308	1,128,408
American Homes 4 Rent, Class A	90,394	3,168,310
Americold Realty Trust, Inc.	118,994	3,272,335
Apartment Income REIT Corp.	97,631	3,191,557
Apple Hospitality REIT, Inc.	208,548	3,349,281
Ashford Hospitality Trust, Inc. *	350,506	581,840
Brandywine Realty Trust	535,966	2,540,479
Broadstone Net Lease, Inc.	48,266	775,635
CBL & Associates Properties, Inc.	49,562	1,158,760
Centerspace	10,759	589,163
Chatham Lodging Trust	70,252	737,646
COPT Defense Properties	93,840	2,210,870
Cousins Properties, Inc.	127,872	2,929,548
CubeSmart	71,173	3,076,097
DiamondRock Hospitality Co.	282,124	2,578,613
Diversified Healthcare Trust	2,479,924	7,117,382
Douglas Emmett, Inc.	247,798	3,357,663
Easterly Government Properties, Inc., Class A	72,707	892,842
EastGroup Properties, Inc.	8,836	1,567,771
Elme Communities	79,976	1,158,052
Empire State Realty Trust, Inc., Class A	200,842	1,912,016
EPR Properties	59,219	2,621,625
Equity Commonwealth	34,088	651,422
Equity LifeStyle Properties, Inc.	55,551	3,760,247
Essential Properties Realty Trust, Inc.	27,533	685,847
Federal Realty Investment Trust	41,104	4,181,510
First Industrial Realty Trust, Inc.	39,241	2,021,696
Four Corners Property Trust, Inc.	30,060	703,705
Getty Realty Corp.	18,874	522,055
Global Net Lease, Inc.	218,405	1,845,522
Healthcare Realty Trust, Inc., Class A	186,834	3,009,896
Highwoods Properties, Inc.	144,296	3,314,479
HomeBanc Corp. *(b)	6,875	0
Hudson Pacific Properties, Inc.	467,343	3,827,539
Independence Realty Trust, Inc.	56,950	836,596
Industrial Logistics Properties Trust	321,595	1,279,948
JBG SMITH Properties	144,284	2,308,544
Kilroy Realty Corp.	105,264	3,764,241
Kite Realty Group Trust	70,283	1,504,056

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
LTC Properties, Inc.	23,299	726,230
LXP Industrial Trust	175,004	1,590,786
Macerich Co.	353,654	5,584,197
National Health Investors, Inc.	25,946	1,379,808
National Storage Affiliates Trust	27,747	1,036,350
NNN REIT, Inc.	73,950	2,983,143
Office Properties Income Trust	267,014	979,941
Outfront Media, Inc.	181,370	2,361,437
Paramount Group, Inc.	505,553	2,401,377
Pebblebrook Hotel Trust	123,024	1,872,425
Phillips Edison & Co., Inc.	56,106	1,947,439
Physicians Realty Trust	149,783	1,833,344
Piedmont Office Realty Trust, Inc., Class A	357,034	2,427,831
PotlatchDeltic Corp.	66,554	2,976,960
Rayonier, Inc.	87,165	2,641,099
Retail Opportunity Investments Corp.	89,346	1,214,212
Rexford Industrial Realty, Inc.	24,684	1,298,132
RLJ Lodging Trust	264,888	3,067,403
Ryman Hospitality Properties, Inc.	18,743	2,059,856
Sabra Health Care REIT, Inc.	220,607	2,942,897
SITE Centers Corp.	170,802	2,275,083
STAG Industrial, Inc.	58,199	2,149,871
Sunstone Hotel Investors, Inc.	223,301	2,382,622
Tanger, Inc.	76,962	2,070,278
Terreno Realty Corp.	14,384	859,156
Uniti Group, Inc.	712,045	3,745,357
Urban Edge Properties	98,577	1,702,425
Veris Residential, Inc.	67,922	1,035,811
Xenia Hotels & Resorts, Inc.	159,288	2,123,309
		149,791,882

Financial Services 6.8%
A-Mark Precious Metals, Inc.	62,001	1,672,167
Apollo Commercial Real Estate Finance, Inc.	163,933	1,829,492
Arbor Realty Trust, Inc. (a)	105,951	1,409,148
ARES Management Corp., Class A	19,495	2,368,253
Artisan Partners Asset Management, Inc., Class A	65,192	2,731,545
B Riley Financial, Inc. (a)	37,648	881,716
BGC Group, Inc., Class A	299,066	2,111,406
Blackstone Mortgage Trust, Inc., Class A (a)	132,256	2,610,733
Block, Inc. *	47,161	3,065,937
Brightsphere Investment Group, Inc.	95,729	2,117,526
BrightSpire Capital, Inc., Class A	96,861	692,556
Cannae Holdings, Inc. *	55,006	1,113,872
Cohen & Steers, Inc.	16,267	1,145,522
Compass Diversified Holdings	91,055	2,011,405
Corebridge Financial, Inc.	130,256	3,148,288
Credit Acceptance Corp. *	7,381	3,993,638
Diamond Hill Investment Group, Inc.	4,002	638,439
Donnelley Financial Solutions, Inc. *	20,212	1,255,569
Encore Capital Group, Inc. *	45,267	2,266,971
Enova International, Inc. *	42,094	2,291,176
Essent Group Ltd.	58,577	3,231,107
Euronet Worldwide, Inc. *	33,812	3,369,366
EVERTEC, Inc.	32,683	1,312,549
FactSet Research Systems, Inc.	8,185	3,895,405
FirstCash Holdings, Inc.	28,809	3,306,409
Granite Point Mortgage Trust, Inc.	123,986	695,562
Green Dot Corp., Class A *	77,832	701,266
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	22,906	544,934
Houlihan Lokey, Inc., Class A	23,253	2,785,244
Interactive Brokers Group, Inc., Class A	13,319	1,182,061
SECURITY	NUMBER OF SHARES	VALUE ($)
Jackson Financial, Inc., Class A	92,949	4,653,956
KKR Real Estate Finance Trust, Inc.	64,136	785,025
Ladder Capital Corp., Class A	131,593	1,438,312
LendingTree, Inc. *	28,912	935,014
MarketAxess Holdings, Inc.	8,263	1,863,389
MFA Financial, Inc.	184,655	2,044,131
Moelis & Co., Class A	55,657	3,059,465
Morningstar, Inc.	6,759	1,887,789
Mr Cooper Group, Inc. *	46,110	3,105,970
Nelnet, Inc., Class A	11,359	989,710
New York Mortgage Trust, Inc.	156,116	1,223,949
NMI Holdings, Inc., Class A *	37,932	1,210,789
Pagseguro Digital Ltd., Class A *	147,170	1,894,078
Paysafe Ltd. *	54,139	805,588
PennyMac Financial Services, Inc.	35,617	3,106,515
PennyMac Mortgage Investment Trust	130,163	1,866,537
Piper Sandler Cos.	11,627	2,017,168
PJT Partners, Inc., Class A	8,960	861,683
PRA Group, Inc. *	69,951	1,592,784
PROG Holdings, Inc. *	134,534	4,122,122
Redwood Trust, Inc.	158,405	1,062,898
StepStone Group, Inc., Class A	22,355	747,775
Stifel Financial Corp.	56,205	4,100,155
StoneCo Ltd., Class A *	101,298	1,741,313
TPG RE Finance Trust, Inc.	147,199	896,442
TPG, Inc.	64,216	2,673,312
Tradeweb Markets, Inc., Class A	16,124	1,538,068
Two Harbors Investment Corp.	98,672	1,229,453
Virtu Financial, Inc., Class A	118,342	1,986,962
Virtus Investment Partners, Inc.	5,527	1,304,980
Walker & Dunlop, Inc.	28,462	2,749,145
WEX, Inc. *	13,015	2,660,136
World Acceptance Corp. *	9,836	1,291,565
XP, Inc., Class A	77,664	1,908,981
		125,734,421

Food, Beverage & Tobacco 2.3%
Adecoagro SA	159,506	1,631,746
B&G Foods, Inc.	227,201	2,285,642
Boston Beer Co., Inc., Class A *	5,538	1,934,257
Brown-Forman Corp., Class B	62,199	3,414,725
Calavo Growers, Inc.	40,857	1,065,959
Cal-Maine Foods, Inc.	35,405	1,962,145
Coca-Cola Consolidated, Inc.	2,324	2,001,870
Dole PLC	214,201	2,418,329
Fresh Del Monte Produce, Inc.	114,995	2,826,577
Hain Celestial Group, Inc. *	223,140	2,389,830
J & J Snack Foods Corp.	9,930	1,581,154
John B Sanfilippo & Son, Inc.	11,420	1,223,425
Lancaster Colony Corp.	10,921	2,007,061
Mission Produce, Inc. *	62,999	629,360
National Beverage Corp. *	14,835	685,971
Nomad Foods Ltd. *	177,565	3,194,394
Pilgrim's Pride Corp. *	73,793	2,004,956
Seneca Foods Corp., Class A *	21,295	1,136,727
Simply Good Foods Co. *	22,610	854,658
TreeHouse Foods, Inc. *	71,404	3,006,109
Universal Corp.	57,218	3,315,783
Vector Group Ltd.	136,826	1,432,568
		43,003,246

Health Care Equipment & Services 4.1%
Acadia Healthcare Co., Inc. *	44,684	3,670,344
AdaptHealth Corp., Class A *	62,023	447,806
Addus HomeCare Corp. *	8,062	698,169
Amedisys, Inc. *	25,558	2,409,353
AMN Healthcare Services, Inc. *	32,881	2,433,523

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Avanos Medical, Inc. *	36,571	701,798
Brookdale Senior Living, Inc. *	349,368	1,911,043
Community Health Systems, Inc. *	915,611	3,360,292
CONMED Corp.	11,262	1,076,647
Cross Country Healthcare, Inc. *	31,018	659,133
Dexcom, Inc. *	14,949	1,814,061
Embecta Corp.	160,903	2,757,877
Enhabit, Inc. *	162,416	1,638,777
Enovis Corp. *	37,804	2,219,095
Ensign Group, Inc.	19,155	2,168,729
Envista Holdings Corp. *	120,744	2,837,484
Fulgent Genetics, Inc. *	20,996	516,292
Globus Medical, Inc., Class A *	59,826	3,158,215
Haemonetics Corp. *	20,969	1,603,290
HealthEquity, Inc. *	13,261	1,002,266
ICU Medical, Inc. *	14,542	1,331,029
Insulet Corp. *	2,881	549,897
Integer Holdings Corp. *	22,053	2,234,410
Integra LifeSciences Holdings Corp. *	34,742	1,394,891
LivaNova PLC *	16,715	813,686
Masimo Corp. *	17,648	2,275,533
Merit Medical Systems, Inc. *	17,547	1,373,930
ModivCare, Inc. *	18,477	734,830
Multiplan Corp. *	1,229,321	1,241,614
National HealthCare Corp.	19,208	1,787,112
Neogen Corp. *	52,224	809,472
OmniAb, Inc., Class A *(b)	2,660	0
OmniAb, Inc., Class B *(b)	2,660	0
Omnicell, Inc. *	22,652	728,715
OPKO Health, Inc. *(a)	471,928	481,367
Option Care Health, Inc. *	54,107	1,690,303
Orthofix Medical, Inc. *	34,851	484,080
Pediatrix Medical Group, Inc. *	194,885	1,824,124
Penumbra, Inc. *	2,432	613,326
Premier, Inc., Class A	140,066	3,028,227
QuidelOrtho Corp. *	28,044	1,921,295
RadNet, Inc. *	21,752	804,171
Select Medical Holdings Corp.	123,115	3,199,759
Teladoc Health, Inc. *	52,770	1,025,321
U.S. Physical Therapy, Inc.	6,558	605,041
Varex Imaging Corp. *	39,023	751,973
Veeva Systems, Inc., Class A *	13,713	2,844,213
Veradigm, Inc. *	227,706	2,078,956
Zimvie, Inc. *	91,200	1,594,176
		75,305,645

Household & Personal Products 1.3%
BellRing Brands, Inc. *	16,422	907,644
Central Garden & Pet Co., Class A *	39,256	1,620,488
Coty, Inc., Class A *	164,186	1,983,367
Edgewell Personal Care Co.	57,608	2,134,376
Energizer Holdings, Inc.	56,370	1,782,419
Herbalife Ltd. *	223,303	2,690,801
Inter Parfums, Inc.	5,191	722,328
Medifast, Inc.	16,764	916,153
Nu Skin Enterprises, Inc., Class A	148,523	2,756,587
Reynolds Consumer Products, Inc.	43,014	1,168,690
Spectrum Brands Holdings, Inc.	57,594	4,528,040
USANA Health Sciences, Inc. *	26,484	1,239,981
WD-40 Co.	4,940	1,279,361
		23,730,235

Insurance 2.0%
Ambac Financial Group, Inc. *	57,832	939,770
American Equity Investment Life Holding Co. *	84,225	4,650,062
Axis Capital Holdings Ltd.	58,368	3,474,063
SECURITY	NUMBER OF SHARES	VALUE ($)
Brighthouse Financial, Inc. *	14,727	762,417
CNA Financial Corp.	35,343	1,557,566
Employers Holdings, Inc.	37,498	1,564,417
Enstar Group Ltd. *	7,839	2,092,151
Horace Mann Educators Corp.	37,578	1,383,998
James River Group Holdings Ltd.	57,304	548,399
MBIA, Inc.	81,336	494,523
Mercury General Corp.	57,536	2,304,317
ProAssurance Corp.	96,819	1,303,184
RLI Corp.	11,576	1,578,619
Safety Insurance Group, Inc.	19,508	1,625,211
Selective Insurance Group, Inc.	29,657	3,109,833
SiriusPoint Ltd. *	80,308	947,634
Stewart Information Services Corp.	59,923	3,694,852
United Fire Group, Inc.	37,533	841,114
Universal Insurance Holdings, Inc.	61,916	1,029,044
White Mountains Insurance Group Ltd.	2,048	3,227,587
		37,128,761

Materials 5.8%
AdvanSix, Inc.	44,323	1,124,918
Alpha Metallurgical Resources, Inc.	8,571	3,421,886
Alto Ingredients, Inc. *	491,761	904,840
American Vanguard Corp.	40,650	443,898
Arcadium Lithium PLC *	74,389	363,762
Arch Resources, Inc.	18,385	3,253,410
Ashland, Inc.	42,562	3,984,654
ATI, Inc. *	25,593	1,045,986
Avient Corp.	93,509	3,385,961
Balchem Corp.	11,395	1,597,123
Cabot Corp.	44,653	3,219,481
Carpenter Technology Corp.	42,542	2,620,162
Century Aluminum Co. *	80,890	901,923
Clearwater Paper Corp. *	38,017	1,253,420
Coeur Mining, Inc. *	329,394	886,070
Compass Minerals International, Inc.	55,055	1,238,187
Constellium SE, Class A *	142,090	2,664,187
Ecovyst, Inc. *	80,302	743,597
Element Solutions, Inc.	162,600	3,614,598
Glatfelter Corp. *	410,242	594,851
Greif, Inc., Class A	34,303	2,147,711
Hawkins, Inc.	14,971	996,619
HB Fuller Co.	44,502	3,371,917
Hecla Mining Co.	270,300	1,029,843
Ingevity Corp. *	40,153	1,749,065
Innospec, Inc.	20,979	2,435,872
Kaiser Aluminum Corp.	28,632	1,858,217
Koppers Holdings, Inc.	36,165	1,849,478
Materion Corp.	13,042	1,525,523
Mativ Holdings, Inc.	94,257	1,133,912
Mercer International, Inc.	129,380	1,094,555
Minerals Technologies, Inc.	40,968	2,677,259
Myers Industries, Inc.	37,766	708,113
NewMarket Corp.	5,557	3,099,750
Olympic Steel, Inc.	24,427	1,650,777
Orion SA	66,123	1,481,155
Pactiv Evergreen, Inc.	136,307	1,990,082
Quaker Chemical Corp.	6,184	1,174,589
Royal Gold, Inc.	18,606	2,128,340
Ryerson Holding Corp.	36,891	1,266,099
Schnitzer Steel Industries, Inc., Class A	82,885	2,182,362
Scotts Miracle-Gro Co.	61,349	3,451,495
Sensient Technologies Corp.	39,753	2,465,879
Southern Copper Corp.	44,033	3,615,109
Stepan Co.	29,315	2,616,950
Summit Materials, Inc., Class A *	91,778	3,320,528
SunCoke Energy, Inc.	172,469	1,767,807
Sylvamo Corp.	86,804	4,030,310

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TimkenSteel Corp. *	68,615	1,410,038
TriMas Corp.	42,734	1,054,675
Trinseo PLC	278,403	1,678,770
Tronox Holdings PLC	208,571	2,876,194
Westlake Corp.	30,142	4,170,146
Worthington Steel, Inc. *	11,695	350,265
		107,622,318

Media & Entertainment 3.4%
AMC Entertainment Holdings, Inc., Class A *	34,329	139,032
AMC Networks, Inc., Class A *	224,396	4,059,324
Bumble, Inc., Class A *	40,568	556,593
Cable One, Inc.	4,786	2,627,179
Cargurus, Inc. *	39,125	909,265
Cars.com, Inc. *	33,888	590,668
Cinemark Holdings, Inc. *	139,529	1,929,686
Clear Channel Outdoor Holdings, Inc. *	1,355,451	2,331,376
EW Scripps Co., Class A *	129,777	1,034,323
Gannett Co., Inc. *	474,780	1,172,707
Gray Television, Inc.	286,902	2,739,914
IAC, Inc. *	43,261	2,172,135
iHeartMedia, Inc., Class A *	638,532	1,730,422
John Wiley & Sons, Inc., Class A	60,081	2,033,141
Liberty Broadband Corp., Class C *	8,608	675,298
Liberty Media Corp.-Liberty Formula One, Class C *	35,917	2,415,418
Lions Gate Entertainment Corp., Class A *	250,805	2,615,896
Madison Square Garden Entertainment Corp., Class A *	12,485	416,250
Match Group, Inc. *	70,330	2,699,265
New York Times Co., Class A	69,684	3,383,855
Pinterest, Inc., Class A *	57,863	2,168,127
Roku, Inc. *	18,850	1,659,931
Scholastic Corp.	41,408	1,591,723
Shutterstock, Inc.	13,542	636,068
Sinclair, Inc.	73,255	1,150,103
Sirius XM Holdings, Inc. (a)	576,903	2,936,436
Sphere Entertainment Co. *	6,729	238,072
Spotify Technology SA *	22,564	4,859,157
Taboola.com Ltd. *	178,805	843,960
Thryv Holdings, Inc. *	74,483	1,522,432
Trade Desk, Inc., Class A *	12,778	874,399
TripAdvisor, Inc. *	90,672	1,958,515
WideOpenWest, Inc. *	115,082	426,954
Yelp, Inc., Class A *	73,090	3,196,226
Ziff Davis, Inc. *	40,838	2,752,481
ZoomInfo Technologies, Inc., Class A *	39,401	631,992
		63,678,323

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Alkermes PLC *	32,673	883,805
Azenta, Inc. *	21,263	1,386,348
BioMarin Pharmaceutical, Inc. *	20,408	1,797,537
Bio-Rad Laboratories, Inc., Class A *	8,430	2,705,103
Bio-Techne Corp.	26,485	1,862,425
Bruker Corp.	34,912	2,496,557
Charles River Laboratories International, Inc. *	18,273	3,952,084
Corcept Therapeutics, Inc. *	37,262	786,228
Elanco Animal Health, Inc. *	292,880	4,317,051
Emergent BioSolutions, Inc. *	489,783	817,938
Exact Sciences Corp. *	9,971	652,103
Exelixis, Inc. *	117,193	2,550,120
Halozyme Therapeutics, Inc. *	18,646	631,167
SECURITY	NUMBER OF SHARES	VALUE ($)
Incyte Corp. *	42,240	2,482,445
Innoviva, Inc. *	90,140	1,460,268
Medpace Holdings, Inc. *	4,773	1,391,711
Mural Oncology PLC *	3,217	14,123
Myriad Genetics, Inc. *	40,168	859,194
Neurocrine Biosciences, Inc. *	9,118	1,274,423
Prestige Consumer Healthcare, Inc. *	30,474	1,875,370
Repligen Corp. *	4,306	815,556
Royalty Pharma PLC, Class A	116,593	3,310,075
Supernus Pharmaceuticals, Inc. *	25,024	692,664
		39,014,295

Real Estate Management & Development 1.0%
CoStar Group, Inc. *	41,093	3,430,444
Cushman & Wakefield PLC *	260,694	2,742,501
Douglas Elliman, Inc.	272,831	589,315
eXp World Holdings, Inc.	50,087	620,077
Howard Hughes Holdings, Inc. *	15,602	1,249,408
Kennedy-Wilson Holdings, Inc.	131,195	1,370,988
Marcus & Millichap, Inc.	27,784	1,058,293
Newmark Group, Inc., Class A	193,646	1,965,507
Opendoor Technologies, Inc. *	541,689	1,852,576
RMR Group, Inc., Class A	24,035	627,073
Star Holdings *	48,194	558,568
Zillow Group, Inc., Class C *	59,854	3,402,101
		19,466,851

Semiconductors & Semiconductor Equipment 2.2%
Amkor Technology, Inc.	126,678	4,010,625
Axcelis Technologies, Inc. *	6,059	787,973
Cirrus Logic, Inc. *	46,672	3,603,078
Cohu, Inc. *	24,198	770,948
Diodes, Inc. *	29,085	1,958,002
Enphase Energy, Inc. *	7,062	735,366
Entegris, Inc.	36,135	4,253,089
FormFactor, Inc. *	36,009	1,396,069
GLOBALFOUNDRIES, Inc. *(a)	17,544	964,569
Ichor Holdings Ltd. *	29,163	1,055,701
Kulicke & Soffa Industries, Inc.	40,180	2,021,858
Lattice Semiconductor Corp. *	9,908	603,001
Magnachip Semiconductor Corp. *	106,329	694,328
Monolithic Power Systems, Inc.	3,971	2,393,401
Onto Innovation, Inc. *	10,144	1,638,256
Photronics, Inc. *	63,992	1,869,846
Power Integrations, Inc.	19,062	1,428,888
Semtech Corp. *	68,099	1,351,084
Silicon Laboratories, Inc. *	23,089	2,848,259
SMART Global Holdings, Inc. *	49,012	963,086
SolarEdge Technologies, Inc. *	9,927	660,146
Synaptics, Inc. *	19,360	2,067,842
Ultra Clean Holdings, Inc. *	45,022	1,719,840
Universal Display Corp.	7,967	1,352,558
Wolfspeed, Inc. *	19,064	620,533
		41,768,346

Software & Services 4.2%
ACI Worldwide, Inc. *	77,441	2,328,651
Alarm.com Holdings, Inc. *	12,344	750,762
AppLovin Corp., Class A *	38,969	1,602,795
Bentley Systems, Inc., Class B	24,940	1,256,976
Blackbaud, Inc. *	14,614	1,182,565
Cerence, Inc. *	36,565	732,031
CommVault Systems, Inc. *	23,889	2,190,143
Consensus Cloud Solutions, Inc. *	24,217	526,478
Dolby Laboratories, Inc., Class A	31,040	2,581,907
Dropbox, Inc., Class A *	140,315	4,445,179

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Envestnet, Inc. *	20,270	1,035,797
EPAM Systems, Inc. *	14,699	4,087,939
Fair Isaac Corp. *	4,460	5,346,782
Globant SA *	6,811	1,606,102
GoDaddy, Inc., Class A *	44,852	4,783,914
Guidewire Software, Inc. *	9,234	1,031,253
InterDigital, Inc.	19,587	2,057,614
LiveRamp Holdings, Inc. *	55,939	2,208,472
Manhattan Associates, Inc. *	9,809	2,379,271
Palantir Technologies, Inc., Class A *	67,700	1,089,293
Pegasystems, Inc.	15,117	736,803
Perficient, Inc. *	12,336	840,452
Progress Software Corp.	15,567	884,361
PTC, Inc. *	12,035	2,174,123
Qualys, Inc. *	7,535	1,425,396
Rackspace Technology, Inc. *	410,194	689,126
RingCentral, Inc., Class A *	50,308	1,704,938
ServiceNow, Inc. *	6,113	4,678,890
Snowflake, Inc., Class A *	3,992	780,995
Splunk, Inc. *	27,367	4,197,277
SPS Commerce, Inc. *	3,602	662,048
Teradata Corp. *	75,285	3,476,661
Twilio, Inc., Class A *	27,621	1,942,585
Tyler Technologies, Inc. *	5,149	2,176,740
Unisys Corp. *	258,941	1,745,262
Verint Systems, Inc. *	23,863	708,492
Workday, Inc., Class A *	8,496	2,472,931
Zoom Video Communications, Inc., Class A *	40,263	2,601,392
		77,122,396

Technology Hardware & Equipment 3.9%
ADTRAN Holdings, Inc.	85,995	538,759
Advanced Energy Industries, Inc.	17,730	1,847,111
Badger Meter, Inc.	7,090	1,020,889
Belden, Inc.	27,016	2,004,047
Benchmark Electronics, Inc.	119,581	3,243,037
Cognex Corp.	64,480	2,330,307
Coherent Corp. *	56,387	2,680,638
CommScope Holding Co., Inc. *	815,264	1,891,412
Comtech Telecommunications Corp. *	58,574	370,773
Crane NXT Co.	29,246	1,704,457
CTS Corp.	20,299	833,477
ePlus, Inc. *	31,583	2,385,780
Fabrinet *	19,578	4,180,099
IPG Photonics Corp. *	25,282	2,474,855
Itron, Inc. *	28,214	2,035,358
Knowles Corp. *	90,009	1,468,047
Littelfuse, Inc.	12,207	2,952,873
Lumentum Holdings, Inc. *	49,262	2,706,454
Methode Electronics, Inc.	52,701	1,094,073
NETGEAR, Inc. *	98,785	1,402,747
NetScout Systems, Inc. *	81,496	1,752,979
Novanta, Inc. *	5,494	849,098
OSI Systems, Inc. *	13,412	1,717,138
PC Connection, Inc.	27,727	1,788,669
Plexus Corp. *	34,319	3,250,696
Pure Storage, Inc., Class A *	19,303	771,927
Rogers Corp. *	11,263	1,298,286
ScanSource, Inc. *	83,439	3,275,815
Super Micro Computer, Inc. *	16,863	8,930,813
TTM Technologies, Inc. *	218,203	3,035,204
Viasat, Inc. *	92,703	2,060,788
Viavi Solutions, Inc. *	156,525	1,538,641
Vontier Corp.	95,695	3,310,090
		72,745,337

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 1.3%
ATN International, Inc.	17,313	638,850
Cogent Communications Holdings, Inc.	19,750	1,524,700
Consolidated Communications Holdings, Inc. *	345,182	1,498,090
EchoStar Corp., Class A *	630,612	8,443,895
Frontier Communications Parent, Inc. *	210,415	5,182,521
GCI Liberty, Inc. *(b)	14,650	0
Iridium Communications, Inc.	30,596	1,109,411
Liberty Latin America Ltd., Class C *	489,502	3,485,254
Shenandoah Telecommunications Co.	68,110	1,395,574
		23,278,295

Transportation 3.0%
Air Transport Services Group, Inc. *	99,989	1,548,829
Alaska Air Group, Inc. *	38,349	1,374,045
American Airlines Group, Inc. *	151,161	2,151,021
ArcBest Corp.	32,226	3,839,083
Costamare, Inc.	72,483	776,293
Covenant Logistics Group, Inc., Class A	17,938	867,123
Danaos Corp.	12,309	938,930
Daseke, Inc. *	485,305	3,950,383
Forward Air Corp.	26,963	1,195,270
Genco Shipping & Trading Ltd.	41,028	719,631
Golden Ocean Group Ltd.	172,570	1,824,065
Heartland Express, Inc.	66,417	860,100
Hub Group, Inc., Class A *	98,414	4,456,186
JetBlue Airways Corp. *	235,864	1,252,438
Kirby Corp. *	35,727	2,810,286
Lyft, Inc., Class A *	110,972	1,386,040
Marten Transport Ltd.	63,996	1,183,926
Matson, Inc.	11,344	1,270,868
RXO, Inc. *	173,813	3,615,310
Saia, Inc. *	8,848	3,986,732
Schneider National, Inc., Class B	88,832	2,178,161
SkyWest, Inc. *	36,051	1,920,076
Spirit Airlines, Inc.	40,837	256,865
Star Bulk Carriers Corp.	56,842	1,235,745
U-Haul Holding Co. - Non Voting	69,518	4,440,115
XPO, Inc. *	63,334	5,411,257
		55,448,778

Utilities 2.5%
ALLETE, Inc.	53,482	3,161,321
American States Water Co.	13,668	1,019,633
Atlantica Sustainable Infrastructure PLC	82,728	1,586,723
Avangrid, Inc.	77,519	2,355,027
Avista Corp.	83,006	2,823,034
California Water Service Group	27,292	1,235,509
Chesapeake Utilities Corp.	9,685	980,897
Clearway Energy, Inc., Class C	51,445	1,247,027
Essential Utilities, Inc.	95,904	3,439,117
Hawaiian Electric Industries, Inc.	198,940	2,580,252
IDACORP, Inc.	35,136	3,252,891
MGE Energy, Inc.	19,152	1,235,112
New Jersey Resources Corp.	65,362	2,668,730
Northwest Natural Holding Co.	33,911	1,249,959
Northwestern Energy Group, Inc.	57,582	2,770,846
ONE Gas, Inc.	44,851	2,752,506
Ormat Technologies, Inc.	21,786	1,409,118
Otter Tail Corp.	23,336	2,110,041
PNM Resources, Inc.	73,907	2,677,651
ReNew Energy Global PLC, Class A *	131,532	890,472
SJW Group	13,298	791,763

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Spire, Inc.	53,106	3,014,828
Unitil Corp.	15,628	742,643
		45,995,100
Total Common Stocks (Cost $1,475,707,324)		1,852,953,861

SHORT-TERM INVESTMENTS 0.9% OF NET ASSETS

Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% (c)	2,476,142	2,476,142
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% (c)(d)	14,355,399	14,355,399
		16,831,541
Total Short-Term Investments (Cost $16,831,541)		16,831,541
Total Investments in Securities (Cost $1,492,538,865)		1,869,785,402

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/15/24	58	5,672,110	(104,351)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,252,202.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,604,578,039	$—	$—	$1,604,578,039
Equity Real Estate Investment Trusts (REITs)	149,791,882	—	0 *	149,791,882
Health Care Equipment & Services	75,305,645	—	0 *	75,305,645
Telecommunication Services	23,278,295	—	0 *	23,278,295
Short-Term Investments[1]	16,831,541	—	—	16,831,541
Liabilities
Futures Contracts[2]	(104,351)	—	—	(104,351)
Total	$1,869,681,051	$—	$0	$1,869,681,051

*	Level 3 amount shown includes securities determined to have no value at January 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.4% OF NET ASSETS

Australia 5.0%
AGL Energy Ltd.	294,218	1,661,727
Amcor PLC	177,068	1,679,954
AMP Ltd.	788,456	478,175
Ampol Ltd.	67,618	1,599,333
ANZ Group Holdings Ltd.	421,201	7,431,831
APA Group	126,566	700,048
Aristocrat Leisure Ltd.	30,855	889,568
Aurizon Holdings Ltd.	430,592	1,061,423
BHP Group Ltd.	610,819	18,687,401
BlueScope Steel Ltd.	129,699	1,980,284
Brambles Ltd.	166,759	1,590,008
Coles Group Ltd.	166,948	1,732,482
Commonwealth Bank of Australia	142,002	10,828,276
Computershare Ltd.	34,148	565,602
CSL Ltd.	15,214	2,987,688
Downer EDI Ltd.	292,055	795,397
Endeavour Group Ltd.	188,678	690,512
Fortescue Ltd.	243,182	4,699,917
Goodman Group	47,016	780,427
Incitec Pivot Ltd.	315,021	550,146
Insurance Australia Group Ltd.	290,007	1,138,401
James Hardie Industries PLC *	22,549	847,176
JB Hi-Fi Ltd.	21,176	787,799
Lendlease Corp. Ltd.	236,130	1,133,538
Macquarie Group Ltd.	24,474	3,019,833
Medibank Pvt Ltd.	408,149	1,021,858
Metcash Ltd.	276,650	656,259
Mineral Resources Ltd.	12,114	467,222
Mirvac Group	455,743	640,501
National Australia Bank Ltd.	346,155	7,300,546
Orica Ltd.	56,839	599,475
Origin Energy Ltd.	224,762	1,254,442
QBE Insurance Group Ltd.	111,406	1,147,101
Ramsay Health Care Ltd.	20,415	680,606
Rio Tinto Ltd.	77,225	6,645,007
Santos Ltd.	239,986	1,212,875
Scentre Group	584,652	1,162,316
Sims Ltd.	49,777	466,243
Sonic Healthcare Ltd.	52,740	1,099,640
South32 Ltd.	735,000	1,591,434
Stockland	307,049	906,749
Suncorp Group Ltd.	204,269	1,880,201
Telstra Group Ltd.	773,034	2,038,748
Transurban Group	136,398	1,198,288
Treasury Wine Estates Ltd.	75,143	526,912
Wesfarmers Ltd.	124,611	4,717,391
Westpac Banking Corp.	517,269	8,114,719
Woodside Energy Group Ltd.	100,877	2,109,965
SECURITY	NUMBER OF SHARES	VALUE ($)
Woolworths Group Ltd.	112,423	2,640,249
Worley Ltd.	51,866	498,096
		118,893,789

Austria 0.3%
BAWAG Group AG	13,409	690,383
Erste Group Bank AG	48,929	2,107,783
OMV AG	41,215	1,834,537
Raiffeisen Bank International AG	46,637	972,346
voestalpine AG	43,806	1,303,304
Wienerberger AG	22,504	762,615
		7,670,968

Belgium 0.7%
Ageas SA	38,628	1,659,922
Anheuser-Busch InBev SA	109,859	6,795,613
Colruyt Group NV	17,798	813,155
Groupe Bruxelles Lambert NV	22,826	1,730,432
KBC Group NV	32,940	2,148,729
Proximus SADP	93,873	890,792
Solvay SA	12,857	351,619
Syensqo SA *	12,857	1,146,162
UCB SA	12,385	1,165,003
Umicore SA	52,550	1,195,327
		17,896,754

Canada 7.1%
Agnico Eagle Mines Ltd.	30,254	1,486,990
Algonquin Power & Utilities Corp.	93,030	551,489
Alimentation Couche-Tard, Inc.	107,843	6,319,217
AltaGas Ltd.	35,698	742,132
ARC Resources Ltd.	45,085	700,193
Atco Ltd., Class I	21,453	599,972
B2Gold Corp.	150,840	420,730
Bank of Montreal	60,562	5,704,616
Bank of Nova Scotia	173,127	8,095,871
Barrick Gold Corp.	221,248	3,455,843
Bausch Health Cos., Inc. *	99,422	779,432
BCE, Inc.	50,384	2,033,048
Canadian Imperial Bank of Commerce	112,731	5,094,675
Canadian National Railway Co.	40,651	5,042,786
Canadian Natural Resources Ltd.	105,376	6,743,688
Canadian Pacific Kansas City Ltd.	33,044	2,659,102
Canadian Tire Corp. Ltd., Class A	12,253	1,302,357
Cenovus Energy, Inc.	93,583	1,516,038
CGI, Inc. *	19,474	2,180,821
CI Financial Corp.	63,377	773,091
Constellation Software, Inc.	309	854,030
Crescent Point Energy Corp.	90,197	588,365
Dollarama, Inc.	11,862	870,559
Emera, Inc.	35,954	1,270,538
Enbridge, Inc.	252,347	8,960,575
Fairfax Financial Holdings Ltd.	2,420	2,522,636

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Finning International, Inc.	27,640	799,935
First Quantum Minerals Ltd.	57,487	521,657
Fortis, Inc.	56,433	2,264,120
Franco-Nevada Corp.	3,938	426,064
George Weston Ltd.	14,555	1,854,492
Gildan Activewear, Inc.	25,256	834,071
Great-West Lifeco, Inc.	28,105	938,192
Hydro One Ltd.	28,595	848,630
iA Financial Corp., Inc.	9,849	669,566
Imperial Oil Ltd.	28,151	1,623,794
Intact Financial Corp.	8,447	1,320,973
Keyera Corp.	27,993	677,104
Kinross Gold Corp.	258,139	1,422,745
Linamar Corp.	14,156	671,448
Loblaw Cos. Ltd.	24,275	2,425,785
Lundin Mining Corp.	103,072	841,780
Magna International, Inc.	97,976	5,568,334
Manulife Financial Corp.	235,536	5,206,687
Methanex Corp.	12,126	537,731
Metro, Inc.	31,885	1,674,114
National Bank of Canada	26,921	2,059,047
Northland Power, Inc.	23,973	441,141
Nutrien Ltd.	77,803	3,879,589
Onex Corp.	38,307	2,828,470
Open Text Corp.	21,564	940,383
Parkland Corp.	31,303	1,068,230
Pembina Pipeline Corp.	54,298	1,870,312
Power Corp. of Canada	73,339	2,137,793
Restaurant Brands International, Inc.	15,502	1,210,112
RioCan Real Estate Investment Trust	37,109	504,834
Royal Bank of Canada	120,652	11,774,889
Saputo, Inc.	40,682	838,785
SNC-Lavalin Group, Inc.	24,424	810,046
Sun Life Financial, Inc.	52,296	2,710,780
Suncor Energy, Inc.	266,045	8,809,791
TC Energy Corp.	122,131	4,818,199
Teck Resources Ltd., Class B	56,152	2,247,416
TELUS Corp.	58,429	1,046,502
TFI International, Inc.	5,662	744,110
Thomson Reuters Corp.	7,987	1,185,827
Toronto-Dominion Bank	161,846	9,831,502
Tourmaline Oil Corp.	14,374	621,489
Waste Connections, Inc.	10,166	1,578,152
West Fraser Timber Co. Ltd.	21,991	1,748,713
Wheaton Precious Metals Corp.	12,625	591,693
WSP Global, Inc.	7,097	1,042,604
		169,736,425

Denmark 1.0%
AP Moller - Maersk AS, Class A	953	1,728,047
AP Moller - Maersk AS, Class B	1,639	3,021,987
Carlsberg AS, Class B	8,461	1,088,655
Coloplast AS, Class B	6,248	720,218
Danske Bank AS	80,634	2,165,140
DSV AS	11,058	1,978,384
ISS AS	31,041	587,357
Novo Nordisk AS, Class B	64,748	7,400,980
Novozymes AS, Class B	21,570	1,105,261
Orsted AS	18,020	1,015,693
Pandora AS	8,609	1,257,921
Vestas Wind Systems AS *	71,055	2,003,396
		24,073,039

Finland 1.0%
Elisa OYJ	13,493	614,761
Fortum OYJ	95,388	1,303,968
Huhtamaki OYJ	15,359	602,809
SECURITY	NUMBER OF SHARES	VALUE ($)
Kesko OYJ, B Shares	54,964	1,073,425
Kone OYJ, B Shares	30,063	1,488,158
Mandatum OYJ *	56,970	257,223
Neste OYJ	46,423	1,600,410
Nokia OYJ	858,085	3,102,169
Nokian Renkaat OYJ	68,698	619,129
Nordea Bank Abp	425,419	5,242,179
Outokumpu OYJ	148,020	631,856
Sampo OYJ, A Shares	50,711	2,122,531
Stora Enso OYJ, R Shares	127,178	1,618,310
UPM-Kymmene OYJ	86,763	3,155,763
Valmet OYJ	16,267	460,416
Wartsila OYJ Abp	61,684	909,935
		24,803,042

France 8.3%
Accor SA	15,768	622,733
Air Liquide SA	35,652	6,671,676
Airbus SE	22,743	3,622,638
ALD SA	63,179	421,068
Alstom SA (a)	45,769	577,166
Amundi SA	9,163	619,763
Arkema SA	16,471	1,792,588
Atos SE *(a)	99,578	425,090
AXA SA	242,165	8,128,343
BNP Paribas SA	195,728	13,149,823
Bollore SE	135,013	891,765
Bouygues SA	74,624	2,733,670
Bureau Veritas SA	20,523	545,889
Capgemini SE	12,224	2,717,657
Carrefour SA	238,304	4,068,397
Casino Guichard Perrachon SA *(a)	229,306	153,643
Cie de Saint-Gobain SA	98,776	6,984,108
Cie Generale des Etablissements Michelin SCA	149,188	4,953,439
Credit Agricole SA	211,599	3,031,124
Danone SA	84,030	5,598,382
Dassault Systemes SE	14,294	740,976
Edenred SE	9,092	543,051
Eiffage SA	16,659	1,743,034
Elis SA	41,454	911,443
Engie SA	367,020	5,862,216
EssilorLuxottica SA	15,069	2,953,117
Eurazeo SE	10,347	881,360
Eurofins Scientific SE	9,580	576,877
Eutelsat Communications SACA *(a)	89,580	326,731
Forvia SE *	62,908	1,081,215
Hermes International SCA	465	980,992
Kering SA	5,437	2,233,375
Klepierre SA	22,939	593,906
Legrand SA	17,306	1,677,221
L'Oreal SA	11,879	5,684,743
LVMH Moet Hennessy Louis Vuitton SE	8,880	7,388,680
Orange SA	666,514	7,926,133
Pernod Ricard SA	10,876	1,783,507
Publicis Groupe SA	25,175	2,522,372
Renault SA	97,418	3,668,731
Rexel SA	59,776	1,592,030
Rubis SCA	32,736	827,780
Safran SA	18,473	3,449,073
Sanofi SA	124,448	12,462,912
Schneider Electric SE	35,881	7,048,822
SCOR SE	34,986	1,043,673
SEB SA	5,171	631,433
SES SA, Class A	124,585	764,395
Societe Generale SA	243,616	6,262,154
Sodexo SA	9,992	1,127,187
STMicroelectronics NV	35,681	1,566,664

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Teleperformance SE	6,488	1,013,257
Thales SA	6,826	998,330
TotalEnergies SE	454,867	29,509,762
Unibail-Rodamco-Westfield *	11,034	790,086
Valeo SE	108,729	1,419,191
Veolia Environnement SA	96,402	3,141,147
Vinci SA	55,982	7,071,773
Vivendi SE	82,621	931,102
Wendel SE	7,324	664,012
		200,103,425

Germany 7.2%
adidas AG	21,324	4,025,715
Allianz SE	53,859	14,389,830
Aurubis AG	16,355	1,176,469
BASF SE	272,366	13,020,182
Bayer AG	138,759	4,317,710
Bayerische Motoren Werke AG	84,555	8,798,209
Beiersdorf AG	5,415	792,429
Brenntag SE	20,318	1,796,314
Commerzbank AG	85,382	980,492
Continental AG	38,511	3,145,988
Covestro AG *	66,429	3,507,815
Daimler Truck Holding AG	61,695	2,204,804
Deutsche Bank AG	251,206	3,245,010
Deutsche Boerse AG	7,344	1,462,482
Deutsche Lufthansa AG *	96,885	805,635
Deutsche Post AG	178,163	8,532,965
Deutsche Telekom AG	668,763	16,416,667
E.ON SE	373,092	5,047,665
Evonik Industries AG	54,667	1,005,662
Freenet AG	29,307	809,831
Fresenius Medical Care AG	59,906	2,315,343
Fresenius SE & Co. KGaA	149,358	4,192,902
GEA Group AG	20,818	833,741
Hannover Rueck SE	5,177	1,241,014
Heidelberg Materials AG	37,167	3,432,166
Henkel AG & Co. KGaA	16,796	1,148,689
Infineon Technologies AG	62,324	2,272,141
K&S AG	45,559	639,021
KION Group AG	23,449	1,069,859
Kloeckner & Co. SE	69,376	501,736
Knorr-Bremse AG	8,778	542,183
Lanxess AG	31,845	850,144
Mercedes-Benz Group AG	188,995	12,759,577
Merck KGaA	7,718	1,266,335
METRO AG *	78,276	527,577
MTU Aero Engines AG	3,211	738,306
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,157	4,749,746
ProSiebenSat.1 Media SE	76,429	537,656
Puma SE	8,702	350,202
Rheinmetall AG	3,181	1,113,893
RWE AG	53,751	1,984,789
Salzgitter AG	16,524	460,878
SAP SE	63,869	11,065,086
Siemens AG	65,664	11,755,422
Siemens Energy AG *	104,465	1,552,033
Siemens Healthineers AG	16,770	933,271
Symrise AG, Class A	7,318	755,025
thyssenkrupp AG	239,740	1,479,600
United Internet AG	38,854	1,021,185
Volkswagen AG	14,856	2,097,386
Vonovia SE	81,903	2,551,471
Zalando SE *	20,129	401,908
		172,622,159

SECURITY	NUMBER OF SHARES	VALUE ($)
Hong Kong 1.5%
AIA Group Ltd.	719,600	5,643,403
BOC Hong Kong Holdings Ltd.	481,500	1,154,056
CK Asset Holdings Ltd.	337,500	1,522,915
CK Hutchison Holdings Ltd.	1,004,088	5,185,934
CLP Holdings Ltd.	275,000	2,187,195
Galaxy Entertainment Group Ltd.	121,000	627,975
Hang Seng Bank Ltd.	89,200	928,587
Henderson Land Development Co. Ltd.	177,300	461,977
Hong Kong & China Gas Co. Ltd.	1,225,676	872,224
Hong Kong Exchanges & Clearing Ltd.	24,806	752,088
Hongkong Land Holdings Ltd.	176,211	550,043
Jardine Matheson Holdings Ltd.	85,946	3,451,085
Lenovo Group Ltd.	1,676,000	1,754,891
Link REIT	148,400	744,327
MTR Corp. Ltd.	151,647	493,355
New World Development Co. Ltd.	560,422	686,882
Orient Overseas International Ltd.	38,500	574,735
PCCW Ltd.	1,142,000	590,702
Sands China Ltd. *	157,200	412,614
Sino Land Co. Ltd.	426,000	444,984
Sun Hung Kai Properties Ltd.	220,064	2,053,942
Swire Pacific Ltd., A Shares	148,300	1,147,402
Swire Pacific Ltd., B Shares	295,000	347,638
Techtronic Industries Co. Ltd.	93,206	989,951
WH Group Ltd.	4,169,499	2,459,982
Wharf Real Estate Investment Co. Ltd.	157,000	459,984
Xinyi Glass Holdings Ltd.	350,894	290,900
		36,789,771

Ireland 0.1%
Bank of Ireland Group PLC	76,093	699,749
Kerry Group PLC, Class A	13,222	1,178,530
Kingspan Group PLC	10,244	831,983
		2,710,262

Israel 0.2%
Bank Hapoalim BM	127,767	1,087,030
Bank Leumi Le-Israel BM	176,146	1,337,858
ICL Group Ltd.	114,522	520,879
Israel Discount Bank Ltd., A Shares	107,676	522,325
Teva Pharmaceutical Industries Ltd. *	80,319	965,353
		4,433,445

Italy 2.9%
A2A SpA	388,904	771,066
Assicurazioni Generali SpA	220,272	4,913,589
Banco BPM SpA	226,094	1,219,843
Enel SpA	1,693,359	11,554,425
Eni SpA	615,615	9,813,728
Ferrari NV	2,670	931,128
Hera SpA	181,101	637,951
Intesa Sanpaolo SpA	2,672,562	8,234,948
Iveco Group NV *	65,774	701,898
Leonardo SpA	74,400	1,298,582
Mediobanca Banca di Credito Finanziario SpA	67,280	891,056
Pirelli & C SpA	95,251	516,206
Poste Italiane SpA	60,413	655,097
Prysmian SpA	26,300	1,157,459
Snam SpA	224,767	1,097,749
Stellantis NV	582,026	12,820,079
Telecom Italia SpA *	8,075,052	2,433,879
Tenaris SA	42,332	668,604
Terna - Rete Elettrica Nazionale	105,281	887,735

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
UniCredit SpA	247,474	7,249,023
Unipol Gruppo SpA	112,827	700,611
		69,154,656

Japan 27.8%
Advantest Corp.	30,900	1,229,753
Aeon Co. Ltd.	143,300	3,424,465
AGC, Inc.	59,800	2,248,973
Air Water, Inc.	60,600	800,479
Aisin Corp.	90,300	3,371,358
Ajinomoto Co., Inc.	39,700	1,630,277
Alfresa Holdings Corp.	108,100	1,772,725
Alps Alpine Co. Ltd.	114,200	847,538
Amada Co. Ltd.	68,200	735,990
Asahi Group Holdings Ltd.	76,200	2,832,197
Asahi Kasei Corp.	474,900	3,601,424
Astellas Pharma, Inc.	215,900	2,513,610
Bandai Namco Holdings, Inc.	65,200	1,411,745
Bridgestone Corp.	132,476	5,740,540
Brother Industries Ltd.	76,300	1,278,221
Canon, Inc.	209,000	5,757,349
Central Japan Railway Co.	139,100	3,476,476
Chubu Electric Power Co., Inc.	261,285	3,389,568
Chugai Pharmaceutical Co. Ltd.	36,800	1,323,704
Chugoku Electric Power Co., Inc.	129,200	918,651
Coca-Cola Bottlers Japan Holdings, Inc.	64,200	871,324
COMSYS Holdings Corp.	32,800	718,159
Concordia Financial Group Ltd.	120,800	575,666
Cosmo Energy Holdings Co. Ltd.	43,200	1,794,230
Dai Nippon Printing Co. Ltd.	61,600	1,782,700
Daicel Corp.	71,100	696,579
Daido Steel Co. Ltd.	69,000	719,005
Daifuku Co. Ltd.	32,570	642,280
Dai-ichi Life Holdings, Inc.	170,000	3,728,570
Daiichi Sankyo Co. Ltd.	64,260	1,923,882
Daikin Industries Ltd.	22,800	3,653,294
Daito Trust Construction Co. Ltd.	16,800	1,911,009
Daiwa House Industry Co. Ltd.	192,581	5,954,979
Daiwa Securities Group, Inc.	195,800	1,403,272
Daiwabo Holdings Co. Ltd.	34,470	749,540
Denka Co. Ltd.	35,500	619,057
Denso Corp.	328,500	5,160,094
Dentsu Group, Inc.	32,701	867,926
DIC Corp.	45,200	853,072
Dowa Holdings Co. Ltd.	16,870	588,347
East Japan Railway Co.	65,718	3,758,585
Ebara Corp.	16,000	1,002,034
EDION Corp.	57,900	637,556
Eisai Co. Ltd.	24,600	1,158,380
Electric Power Development Co. Ltd.	77,100	1,295,089
ENEOS Holdings, Inc.	2,011,750	8,124,559
EXEO Group, Inc.	33,201	741,514
FANUC Corp.	79,400	2,196,392
Fast Retailing Co. Ltd.	7,000	1,868,837
Fuji Electric Co. Ltd.	23,800	1,191,904
FUJIFILM Holdings Corp.	54,800	3,473,492
Fujikura Ltd.	82,800	680,658
Fujitsu Ltd.	35,300	4,886,023
Furukawa Electric Co. Ltd.	40,000	727,618
GS Yuasa Corp.	27,919	402,669
Hakuhodo DY Holdings, Inc.	72,800	559,193
Hankyu Hanshin Holdings, Inc.	28,900	884,211
Hanwa Co. Ltd.	22,500	822,971
Haseko Corp.	82,700	1,075,421
Hino Motors Ltd. *	225,165	766,595
Hitachi Construction Machinery Co. Ltd.	27,050	767,474
Hitachi Ltd.	157,600	12,379,535
Hokkaido Electric Power Co., Inc.	147,800	659,419
SECURITY	NUMBER OF SHARES	VALUE ($)
Honda Motor Co. Ltd.	1,822,200	20,368,661
Hoya Corp.	17,350	2,203,954
Idemitsu Kosan Co. Ltd.	716,545	3,978,960
IHI Corp.	39,800	761,230
Iida Group Holdings Co. Ltd.	61,800	932,991
INFRONEER Holdings, Inc.	54,200	566,578
Inpex Corp.	205,500	2,793,250
Isetan Mitsukoshi Holdings Ltd.	73,800	862,892
Isuzu Motors Ltd.	154,200	2,104,050
ITOCHU Corp.	229,800	10,429,267
Itoham Yonekyu Holdings, Inc.	19,392	543,354
Iwatani Corp.	15,051	672,576
J Front Retailing Co. Ltd.	49,400	457,510
Japan Exchange Group, Inc.	30,700	679,443
Japan Post Holdings Co. Ltd.	533,200	5,104,154
Japan Post Insurance Co. Ltd.	57,000	1,067,147
Japan Tobacco, Inc.	179,500	4,731,150
JFE Holdings, Inc.	240,000	3,789,316
JGC Holdings Corp.	49,700	582,159
JSR Corp.	23,600	643,682
JTEKT Corp.	128,100	1,172,094
Kajima Corp.	129,900	2,318,307
Kaneka Corp.	32,000	778,158
Kanematsu Corp.	37,367	579,350
Kansai Electric Power Co., Inc.	237,600	3,241,372
Kao Corp.	77,647	3,072,302
Kawasaki Heavy Industries Ltd.	43,500	984,834
Kawasaki Kisen Kaisha Ltd.	25,500	1,242,456
KDDI Corp.	303,300	10,049,856
Kewpie Corp.	35,300	628,213
Keyence Corp.	4,692	2,099,191
Kikkoman Corp.	14,700	904,465
Kinden Corp.	45,000	749,904
Kintetsu Group Holdings Co. Ltd.	21,000	648,007
Kirin Holdings Co. Ltd.	148,200	2,130,220
Kobe Steel Ltd.	155,300	2,144,364
Koito Manufacturing Co. Ltd.	62,700	959,892
Komatsu Ltd.	175,300	4,987,276
Konica Minolta, Inc. *	303,900	833,965
K's Holdings Corp.	87,300	793,398
Kubota Corp.	181,400	2,745,936
Kuraray Co. Ltd.	109,300	1,146,750
Kurita Water Industries Ltd.	12,653	462,100
Kyocera Corp.	209,000	3,059,775
Kyushu Electric Power Co., Inc. *	277,000	2,074,485
Kyushu Railway Co.	29,400	646,212
Lion Corp.	50,621	451,241
Lixil Corp.	109,500	1,463,245
LY Corp.	288,000	895,977
Makita Corp.	42,490	1,143,618
Marubeni Corp.	284,400	4,850,915
MatsukiyoCocokara & Co.	47,500	863,397
Mazda Motor Corp.	309,100	3,747,357
Medipal Holdings Corp.	81,272	1,297,181
MEIJI Holdings Co. Ltd.	75,300	1,821,101
MINEBEA MITSUMI, Inc.	77,700	1,606,075
MISUMI Group, Inc.	34,600	593,213
Mitsubishi Chemical Group Corp.	530,800	3,200,586
Mitsubishi Corp.	712,900	12,286,790
Mitsubishi Electric Corp.	521,300	7,736,248
Mitsubishi Estate Co. Ltd.	175,600	2,433,098
Mitsubishi Gas Chemical Co., Inc.	62,187	1,015,568
Mitsubishi Heavy Industries Ltd.	66,900	4,462,462
Mitsubishi Materials Corp.	74,900	1,371,231
Mitsubishi Motors Corp.	186,100	586,413
Mitsubishi Shokuhin Co. Ltd.	18,514	629,404
Mitsubishi UFJ Financial Group, Inc.	1,267,234	11,869,606
Mitsui & Co. Ltd.	247,100	10,021,690
Mitsui Chemicals, Inc.	58,700	1,727,556

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsui Fudosan Co. Ltd.	137,100	3,441,726
Mitsui Mining & Smelting Co. Ltd.	25,400	785,248
Mitsui OSK Lines Ltd.	57,600	2,069,019
Mizuho Financial Group, Inc.	334,321	6,071,791
Morinaga Milk Industry Co. Ltd.	28,668	587,078
MS&AD Insurance Group Holdings, Inc.	82,690	3,414,662
Murata Manufacturing Co. Ltd.	197,100	3,979,867
Nagase & Co. Ltd.	48,300	789,737
Nagoya Railroad Co. Ltd.	39,900	615,175
NEC Corp.	66,600	4,351,957
NGK Insulators Ltd.	65,000	812,028
NH Foods Ltd.	47,900	1,640,392
NHK Spring Co. Ltd.	73,100	603,489
Nichirei Corp.	28,500	688,351
NIDEC Corp.	44,500	1,659,708
Nikon Corp.	74,500	760,312
Nintendo Co. Ltd.	91,800	5,128,948
Nippon Electric Glass Co. Ltd.	28,000	622,409
Nippon Light Metal Holdings Co. Ltd.	50,620	623,733
Nippon Paper Industries Co. Ltd. *	90,500	838,862
Nippon Steel Corp.	248,000	5,968,035
Nippon Telegraph & Telephone Corp.	6,287,825	7,895,962
Nippon Yusen KK	104,000	3,583,929
Nissan Chemical Corp.	12,564	501,088
Nissan Motor Co. Ltd.	1,097,300	4,307,808
Nisshin Seifun Group, Inc.	68,630	957,333
Nissin Foods Holdings Co. Ltd.	19,700	637,322
Nissui Corp.	115,157	629,211
Niterra Co. Ltd.	43,000	1,157,930
Nitori Holdings Co. Ltd.	8,700	1,138,671
Nitto Denko Corp.	27,700	2,297,932
NOK Corp.	53,900	713,931
Nomura Holdings, Inc.	433,200	2,333,278
Nomura Real Estate Holdings, Inc.	23,200	634,884
Nomura Research Institute Ltd.	32,800	1,003,139
NSK Ltd.	184,600	1,006,369
NTT Data Group Corp.	108,000	1,555,592
Obayashi Corp.	237,102	2,194,744
Oji Holdings Corp.	412,500	1,612,805
Olympus Corp.	85,100	1,259,792
Omron Corp.	29,283	1,316,717
Ono Pharmaceutical Co. Ltd.	45,200	814,691
Oriental Land Co. Ltd.	14,700	545,959
ORIX Corp.	166,000	3,205,338
Osaka Gas Co. Ltd.	122,000	2,568,936
Otsuka Corp.	17,200	723,738
Otsuka Holdings Co. Ltd.	65,000	2,555,041
PALTAC Corp.	15,700	477,993
Pan Pacific International Holdings Corp.	33,800	730,637
Panasonic Holdings Corp.	718,150	6,764,095
Penta-Ocean Construction Co. Ltd.	93,814	502,653
Persol Holdings Co. Ltd.	386,200	613,946
Recruit Holdings Co. Ltd.	109,300	4,317,210
Renesas Electronics Corp. *	64,100	1,051,726
Rengo Co. Ltd.	87,017	564,310
Resona Holdings, Inc.	250,458	1,382,593
Resonac Holdings Corp.	68,100	1,358,015
Ricoh Co. Ltd.	254,100	1,997,225
Rohm Co. Ltd.	47,900	826,717
Ryohin Keikaku Co. Ltd.	53,400	830,324
San-Ai Obbli Co. Ltd.	51,100	576,179
Sankyu, Inc.	17,600	657,928
Santen Pharmaceutical Co. Ltd.	61,000	616,242
Sanwa Holdings Corp.	42,730	653,093
SBI Holdings, Inc.	39,200	962,974
Secom Co. Ltd.	27,100	1,966,927
Seiko Epson Corp.	73,200	1,068,530
Seino Holdings Co. Ltd.	49,800	727,271
Sekisui Chemical Co. Ltd.	95,900	1,369,216
SECURITY	NUMBER OF SHARES	VALUE ($)
Sekisui House Ltd.	143,383	3,236,756
Seven & i Holdings Co. Ltd.	142,500	5,628,011
SG Holdings Co. Ltd.	80,200	1,038,598
Sharp Corp. *	79,000	531,220
Shikoku Electric Power Co., Inc.	79,200	560,007
Shimadzu Corp.	25,000	691,299
Shimamura Co. Ltd.	6,600	724,076
Shimano, Inc.	6,900	990,670
Shimizu Corp.	203,600	1,362,924
Shin-Etsu Chemical Co. Ltd.	171,800	6,762,423
Shionogi & Co. Ltd.	27,500	1,319,901
Shiseido Co. Ltd.	36,600	1,020,287
SMC Corp.	3,700	2,059,585
SoftBank Corp.	554,300	7,364,343
SoftBank Group Corp.	221,300	9,553,654
Sohgo Security Services Co. Ltd.	90,005	491,336
Sojitz Corp.	63,760	1,504,826
Sompo Holdings, Inc.	58,500	3,033,309
Sony Group Corp.	119,707	11,739,463
Stanley Electric Co. Ltd.	39,075	746,352
Subaru Corp.	227,700	4,542,457
SUMCO Corp.	56,300	853,532
Sumitomo Chemical Co. Ltd.	803,600	1,892,141
Sumitomo Corp.	230,900	5,310,201
Sumitomo Electric Industries Ltd.	322,400	4,285,212
Sumitomo Forestry Co. Ltd.	34,900	1,025,894
Sumitomo Heavy Industries Ltd.	48,400	1,255,713
Sumitomo Metal Mining Co. Ltd.	52,100	1,439,975
Sumitomo Mitsui Financial Group, Inc.	165,710	8,619,132
Sumitomo Mitsui Trust Holdings, Inc.	91,900	1,883,330
Sumitomo Realty & Development Co. Ltd.	60,100	1,890,093
Sumitomo Rubber Industries Ltd.	92,200	1,068,089
Sundrug Co. Ltd.	18,062	544,755
Suntory Beverage & Food Ltd.	23,800	776,469
Suzuken Co. Ltd.	47,730	1,481,586
Suzuki Motor Corp.	120,300	5,403,715
Sysmex Corp.	13,300	720,491
T&D Holdings, Inc.	54,650	904,935
Taiheiyo Cement Corp.	65,342	1,344,889
Taisei Corp.	57,600	2,100,015
Taiyo Yuden Co. Ltd.	22,100	533,842
Takashimaya Co. Ltd.	36,400	507,097
Takeda Pharmaceutical Co. Ltd.	223,621	6,572,328
TDK Corp.	58,800	2,925,583
Teijin Ltd.	111,500	1,025,731
Terumo Corp.	45,800	1,550,419
TIS, Inc.	30,600	680,600
Tobu Railway Co. Ltd.	27,800	736,235
Toho Gas Co. Ltd.	34,800	699,128
Toho Holdings Co. Ltd.	29,100	630,262
Tohoku Electric Power Co., Inc.	324,200	2,164,294
Tokio Marine Holdings, Inc.	203,900	5,376,317
Tokuyama Corp.	33,775	541,381
Tokyo Electric Power Co. Holdings, Inc. *	1,163,600	6,195,184
Tokyo Electron Ltd.	30,200	5,604,287
Tokyo Gas Co. Ltd.	122,400	2,811,756
Tokyu Corp.	73,500	862,470
Tokyu Fudosan Holdings Corp.	137,100	916,866
TOPPAN Holdings, Inc.	77,100	2,125,218
Toray Industries, Inc.	489,700	2,446,751
Tosoh Corp.	117,300	1,512,541
TOTO Ltd.	28,900	782,186
Toyo Seikan Group Holdings Ltd.	55,200	876,824
Toyo Suisan Kaisha Ltd.	14,647	762,691
Toyoda Gosei Co. Ltd.	32,700	631,386
Toyota Industries Corp.	29,500	2,495,084
Toyota Motor Corp.	2,095,390	41,840,360
Toyota Tsusho Corp.	65,000	4,259,543

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TS Tech Co. Ltd.	40,500	513,011
Tsuruha Holdings, Inc.	10,000	791,346
UBE Corp.	54,900	912,741
Unicharm Corp.	25,000	860,209
West Japan Railway Co.	38,063	1,585,305
Yakult Honsha Co. Ltd.	21,800	476,147
Yamada Holdings Co. Ltd.	386,900	1,181,816
Yamaha Corp.	22,900	503,584
Yamaha Motor Co. Ltd.	248,800	2,351,594
Yamato Holdings Co. Ltd.	106,600	1,842,733
Yamazaki Baking Co. Ltd.	41,000	972,206
Yaskawa Electric Corp.	18,800	708,502
Yokogawa Electric Corp.	36,300	713,320
Yokohama Rubber Co. Ltd.	41,600	984,575
		666,162,923

Netherlands 2.7%
Aalberts NV	14,192	564,392
ABN AMRO Bank NV, GDR	85,921	1,264,532
Aegon Ltd.	383,998	2,265,372
Akzo Nobel NV	46,713	3,588,141
Aperam SA	17,101	526,987
ArcelorMittal SA	231,770	6,382,949
ASML Holding NV	10,347	8,976,932
ASR Nederland NV	27,537	1,297,722
DSM-Firmenich AG	20,542	2,171,916
EXOR NV	44,474	4,302,971
Heineken Holding NV	17,143	1,438,428
Heineken NV	21,273	2,139,968
ING Groep NV	505,297	7,179,495
Koninklijke Ahold Delhaize NV	295,316	8,305,216
Koninklijke KPN NV	507,222	1,725,438
Koninklijke Philips NV	197,993	4,188,652
NN Group NV	79,998	3,278,977
Prosus NV *	26,887	799,933
Randstad NV	38,078	2,165,123
SBM Offshore NV	36,701	467,235
Signify NV	34,153	1,024,066
Wolters Kluwer NV	11,003	1,622,030
		65,676,475

New Zealand 0.1%
Fletcher Building Ltd.	235,385	650,333
Spark New Zealand Ltd.	237,122	770,361
		1,420,694

Norway 0.7%
Aker BP ASA	25,423	674,767
DNB Bank ASA	127,349	2,475,628
Equinor ASA	168,015	4,808,099
Mowi ASA	65,376	1,176,789
Norsk Hydro ASA	283,511	1,661,517
Orkla ASA	120,857	946,688
Subsea 7 SA	46,873	631,753
Telenor ASA	184,628	2,048,643
Yara International ASA	40,385	1,334,831
		15,758,715

Poland 0.3%
KGHM Polska Miedz SA	30,204	841,503
ORLEN SA	138,851	2,165,024
PGE Polska Grupa Energetyczna SA *	314,681	662,639
SECURITY	NUMBER OF SHARES	VALUE ($)
Powszechna Kasa Oszczednosci Bank Polski SA	75,234	954,571
Powszechny Zaklad Ubezpieczen SA	106,674	1,284,372
		5,908,109

Portugal 0.2%
EDP - Energias de Portugal SA	492,345	2,196,074
Galp Energia SGPS SA	115,085	1,811,638
Jeronimo Martins SGPS SA	33,847	769,793
		4,777,505

Republic of Korea 6.2%
Amorepacific Corp. *	5,745	506,766
BNK Financial Group, Inc.	121,789	684,976
CJ CheilJedang Corp.	3,689	805,568
CJ Corp. *	14,743	1,035,528
Coway Co. Ltd. *	15,638	648,660
DB Insurance Co. Ltd. *	15,225	1,004,329
DL E&C Co. Ltd. *	31,708	986,242
Doosan Enerbility Co. Ltd. *	50,826	587,140
E-MART, Inc. *	18,622	1,083,535
GS Engineering & Construction Corp. *	53,451	602,597
GS Holdings Corp.	40,612	1,408,397
Hana Financial Group, Inc.	81,731	2,922,491
Hankook Tire & Technology Co. Ltd. *	28,168	1,078,105
Hanwha Corp. *	45,835	932,654
Hanwha Galleria Corp. *	58,207	58,798
Hanwha Solutions Corp. *	21,201	526,688
HD Hyundai Co. Ltd.	22,780	1,214,166
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,261	700,917
HMM Co. Ltd. *	55,343	795,411
Hyundai Engineering & Construction Co. Ltd. *	34,633	896,333
Hyundai Glovis Co. Ltd. *	7,278	953,000
Hyundai Marine & Fire Insurance Co. Ltd. *	27,329	694,104
Hyundai Mobis Co. Ltd.	22,717	3,560,969
Hyundai Motor Co.	39,915	5,805,647
Hyundai Steel Co. *	57,984	1,452,011
Industrial Bank of Korea *	81,504	764,704
KB Financial Group, Inc.	91,687	3,890,987
Kia Corp. *	73,209	5,623,260
Korea Electric Power Corp.	227,513	3,373,771
Korea Gas Corp. *	29,188	577,182
Korea Zinc Co. Ltd.	2,011	712,417
Korean Air Lines Co. Ltd. *	38,786	652,106
KT&G Corp.	20,257	1,375,739
Kumho Petrochemical Co. Ltd. *	6,327	589,981
LG Chem Ltd.	6,055	1,963,545
LG Corp. *	10,712	657,754
LG Display Co. Ltd.	195,811	1,701,617
LG Electronics, Inc.	46,681	3,253,865
LG H&H Co. Ltd.	2,417	547,813
LG Innotek Co. Ltd.	3,390	483,502
LG Uplus Corp.	131,408	1,006,096
Lotte Chemical Corp. *	10,168	994,590
Lotte Shopping Co. Ltd. *	9,843	605,172
NAVER Corp.	6,479	966,162
POSCO Holdings, Inc.	28,099	8,915,257
Posco International Corp. *	18,667	732,731
Samsung C&T Corp.	20,044	2,070,634
Samsung Electro-Mechanics Co. Ltd.	11,166	1,161,274
Samsung Electronics Co. Ltd.	908,939	49,388,863
Samsung Fire & Marine Insurance Co. Ltd. *	8,882	1,757,567

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Samsung Life Insurance Co. Ltd.	18,987	986,670
Samsung SDI Co. Ltd.	2,889	801,766
Samsung SDS Co. Ltd.	9,005	1,024,054
Shinhan Financial Group Co. Ltd.	122,478	3,752,733
SK Hynix, Inc.	106,751	10,690,114
SK Innovation Co. Ltd. *	19,217	1,674,640
SK, Inc.	25,950	3,557,188
S-Oil Corp.	12,715	646,434
Woori Financial Group, Inc.	187,686	1,945,995
		149,791,215

Singapore 0.7%
ComfortDelGro Corp. Ltd.	617,300	642,044
DBS Group Holdings Ltd.	148,244	3,511,201
Jardine Cycle & Carriage Ltd.	25,400	490,119
Keppel Ltd.	176,600	938,410
Oversea-Chinese Banking Corp. Ltd.	312,044	2,984,816
Singapore Airlines Ltd.	133,870	664,435
Singapore Telecommunications Ltd.	1,091,986	1,948,696
United Overseas Bank Ltd.	115,852	2,441,991
Venture Corp. Ltd.	51,500	513,072
Wilmar International Ltd.	618,766	1,515,165
		15,649,949

Spain 2.8%
Acciona SA	2,847	368,273
Acerinox SA	55,101	581,712
ACS Actividades de Construccion y Servicios SA	52,422	2,068,598
Aena SME SA	4,669	825,979
Amadeus IT Group SA	17,736	1,242,945
Banco Bilbao Vizcaya Argentaria SA	1,080,260	10,110,625
Banco de Sabadell SA	1,137,239	1,476,063
Banco Santander SA	4,122,469	16,568,447
CaixaBank SA	187,979	801,541
Enagas SA	34,731	565,413
Endesa SA	60,986	1,208,252
Ferrovial SE	22,981	876,386
Grifols SA *	46,985	511,796
Iberdrola SA	765,159	9,213,246
Industria de Diseno Textil SA	80,431	3,439,018
Mapfre SA	277,346	610,692
Naturgy Energy Group SA	21,634	582,555
Redeia Corp. SA	47,904	797,128
Repsol SA	363,596	5,369,688
Telefonica SA	2,515,976	10,237,086
		67,455,443

Sweden 2.1%
Alfa Laval AB	22,117	811,535
Assa Abloy AB, B Shares	74,853	2,052,897
Atlas Copco AB, A Shares	133,147	2,124,948
Atlas Copco AB, B Shares	78,636	1,088,947
Boliden AB	54,731	1,452,707
Electrolux AB, B Shares *	70,816	662,414
Epiroc AB, A Shares	37,942	670,388
Epiroc AB, B Shares	19,879	309,951
Essity AB, B Shares	79,532	1,867,673
H & M Hennes & Mauritz AB, B Shares	116,371	1,641,848
Hexagon AB, B Shares	97,788	1,067,218
Husqvarna AB, B Shares	64,755	503,723
Industrivarden AB, A Shares	11,265	354,645
Industrivarden AB, C Shares	9,867	310,111
Investor AB, A Shares	55,671	1,298,356
Investor AB, B Shares	189,417	4,459,779
Sandvik AB	109,334	2,297,751
SECURITY	NUMBER OF SHARES	VALUE ($)
Securitas AB, B Shares	123,605	1,200,705
Skandinaviska Enskilda Banken AB, A Shares	148,340	2,106,745
Skanska AB, B Shares	104,280	1,808,173
SKF AB, B Shares	75,289	1,483,578
SSAB AB, A Shares	62,736	488,074
SSAB AB, B Shares	169,176	1,292,244
Svenska Cellulosa AB SCA, B Shares	52,647	716,732
Svenska Handelsbanken AB, A Shares	189,314	2,040,868
Swedbank AB, A Shares	127,723	2,602,736
Tele2 AB, B Shares	122,416	1,043,723
Telefonaktiebolaget LM Ericsson, B Shares	512,162	2,839,158
Telia Co. AB	921,378	2,376,392
Trelleborg AB, B Shares	25,669	781,292
Volvo AB, A Shares	39,277	965,631
Volvo AB, B Shares	250,742	6,009,112
Volvo Car AB, B Shares *	136,589	356,088
		51,086,142

Switzerland 5.1%
ABB Ltd.	111,273	4,708,161
Adecco Group AG	59,887	2,589,697
Alcon, Inc.	19,843	1,493,682
Baloise Holding AG	4,833	772,029
Barry Callebaut AG	331	483,461
Chocoladefabriken Lindt & Spruengli AG	4	507,036
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	45	571,903
Cie Financiere Richemont SA, Class A	25,529	3,791,938
DKSH Holding AG	7,276	509,137
Galenica AG	6,237	549,994
Geberit AG	2,111	1,215,151
Georg Fischer AG	8,463	566,416
Givaudan SA	404	1,680,049
Helvetia Holding AG	3,710	535,800
Holcim AG *	81,257	6,206,314
Julius Baer Group Ltd.	15,743	857,071
Kuehne & Nagel International AG	3,877	1,313,836
Logitech International SA	10,819	906,992
Lonza Group AG	2,474	1,209,553
Nestle SA	188,876	21,522,520
Novartis AG	137,109	14,178,951
Partners Group Holding AG	946	1,276,319
Roche Holding AG	71,374	20,321,345
Roche Holding AG, Bearer Shares	3,214	973,609
Sandoz Group AG *	27,701	950,005
Schindler Holding AG	1,746	415,619
Schindler Holding AG, Participation Certificates	2,973	740,541
SGS SA	12,062	1,114,599
Sika AG	5,095	1,406,515
Sonova Holding AG	2,758	881,447
Swatch Group AG	7,118	323,862
Swatch Group AG, Bearer Shares	4,012	941,852
Swiss Life Holding AG	2,973	2,134,994
Swiss Prime Site AG	6,444	652,683
Swiss Re AG	29,003	3,320,856
Swisscom AG	3,288	1,967,156
UBS Group AG	345,961	10,355,515
Zurich Insurance Group AG	14,408	7,320,554
		121,267,162

United Kingdom 14.4%
3i Group PLC	58,300	1,825,078
abrdn PLC	569,498	1,211,570
Admiral Group PLC	28,063	892,323

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Anglo American PLC	277,801	6,622,132
Antofagasta PLC	43,011	937,435
Ashtead Group PLC	32,176	2,104,049
Associated British Foods PLC	61,196	1,812,586
AstraZeneca PLC	56,508	7,491,652
Aviva PLC	616,658	3,366,073
B&M European Value Retail SA	121,898	798,885
BAE Systems PLC	273,315	4,071,427
Balfour Beatty PLC	145,191	610,882
Barclays PLC	3,357,196	6,238,769
Barratt Developments PLC	285,928	1,948,693
Bellway PLC	36,582	1,274,595
Berkeley Group Holdings PLC	19,110	1,157,199
BP PLC	4,104,544	23,972,246
British American Tobacco PLC	427,727	12,610,934
BT Group PLC	2,926,712	4,146,365
Bunzl PLC	34,785	1,413,654
Burberry Group PLC	42,545	700,798
Centrica PLC	1,041,095	1,821,967
Coca-Cola HBC AG *	25,153	739,416
Compass Group PLC	146,115	4,024,555
CRH PLC	96,004	6,810,679
Croda International PLC	9,043	547,342
Currys PLC *	1,523,962	955,616
DCC PLC	28,558	2,076,147
Diageo PLC	116,053	4,191,586
Direct Line Insurance Group PLC *	542,695	1,158,086
Dowlais Group PLC	194,798	222,520
DS Smith PLC	313,550	1,117,991
Entain PLC	52,573	640,360
Experian PLC	42,015	1,748,765
Ferguson PLC	18,649	3,487,093
Firstgroup PLC	414,164	871,993
Flutter Entertainment PLC *	4,362	895,327
Glencore PLC	3,384,680	17,908,200
GSK PLC	496,917	9,827,900
Haleon PLC	584,647	2,374,698
Hays PLC	544,370	677,390
HSBC Holdings PLC	2,188,063	17,083,745
IMI PLC	25,059	531,490
Imperial Brands PLC	202,609	4,863,655
Inchcape PLC	93,304	803,417
Informa PLC	82,487	810,150
International Distributions Services PLC *	544,678	1,910,669
Intertek Group PLC	15,694	890,802
ITV PLC	810,194	613,690
J Sainsbury PLC	765,800	2,614,564
John Wood Group PLC *	499,682	990,639
Johnson Matthey PLC	74,856	1,543,454
Kingfisher PLC	857,465	2,384,031
Land Securities Group PLC	60,759	512,241
Legal & General Group PLC	905,445	2,912,312
Lloyds Banking Group PLC	12,827,835	6,876,429
London Stock Exchange Group PLC	8,371	946,878
M&G PLC	854,156	2,415,013
Man Group PLC	197,511	593,475
Marks & Spencer Group PLC	603,017	1,884,003
Melrose Industries PLC	148,642	1,107,901
Mondi PLC	111,988	2,006,783
National Grid PLC	481,544	6,413,734
NatWest Group PLC	697,946	1,969,700
Next PLC	11,321	1,208,591
Pearson PLC	110,001	1,349,468
Persimmon PLC	136,040	2,505,599
Phoenix Group Holdings PLC	102,067	651,660
Prudential PLC	202,799	2,083,266
Reckitt Benckiser Group PLC	43,621	3,153,837
RELX PLC	88,759	3,663,444
SECURITY	NUMBER OF SHARES	VALUE ($)
Rentokil Initial PLC	94,075	484,462
Rio Tinto PLC	226,496	15,677,920
Sage Group PLC	62,803	935,006
Severn Trent PLC	25,529	839,164
Shell PLC	1,752,544	54,332,908
Smith & Nephew PLC	90,641	1,267,615
Smiths Group PLC	38,514	789,292
Smurfit Kappa Group PLC	47,434	1,766,067
Spectris PLC	11,879	553,008
SSE PLC	164,862	3,511,220
St. James's Place PLC	48,205	396,838
Standard Chartered PLC	285,534	2,157,935
Tate & Lyle PLC	73,012	576,450
Taylor Wimpey PLC	1,046,343	1,953,514
Tesco PLC	2,314,828	8,388,056
Travis Perkins PLC	87,906	876,829
Unilever PLC	244,916	11,917,665
United Utilities Group PLC	75,505	1,016,959
Vodafone Group PLC	13,434,673	11,421,359
Whitbread PLC	13,501	611,973
WPP PLC	179,660	1,737,400
		345,811,256
Total Common Stocks (Cost $1,906,061,094)		2,359,653,323

PREFERRED STOCKS 1.1% OF NET ASSETS

Germany 0.7%
Bayerische Motoren Werke AG	16,765	1,638,116
FUCHS SE	15,573	682,620
Henkel AG & Co. KGaA	26,910	2,062,881
Volkswagen AG	96,089	12,358,489
		16,742,106

Italy 0.0%
Telecom Italia SpA *	4,425,003	1,393,002

Republic of Korea 0.4%
Hyundai Motor Co.	6,096	539,022
Hyundai Motor Co. 2nd	9,303	822,027
LG Chem Ltd.	1,008	204,360
LG H&H Co. Ltd.	418	42,800
Samsung Electronics Co. Ltd.	168,816	7,386,688
		8,994,897

Spain 0.0%
Grifols SA, B Shares *	38,175	306,568
Total Preferred Stocks (Cost $26,205,959)		27,436,573

RIGHTS 0.0% OF NET ASSETS

Republic of Korea 0.0%
LG Display Co. Ltd.
expires 03/07/24, strike KRW 10,070.00 *(b)	60,023	71,057

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Spain 0.0%
ACS Actividades de Construccion y Servicios SA
expires 02/02/24, strike EUR 0.46 *	51,331	23,521
Total Rights (Cost $25,497)		94,578

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(b)	290	1,497
Total Warrants (Cost $0)		1,497

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% (c)(d)	1,519,954	1,519,954
Total Short-Term Investments (Cost $1,519,954)		1,519,954
Total Investments in Securities (Cost $1,933,812,504)		2,388,705,925

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/15/24	88	9,825,200	38,857

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,382,513.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

EUR —	Euro
KRW —	South Korean Won

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$1,301,472,764	$—	$1,301,472,764
Belgium	1,146,162	16,750,592	—	17,896,754
Canada	169,736,425	—	—	169,736,425
France	153,643	199,949,782	—	200,103,425
Germany	1,021,185	171,600,974	—	172,622,159
Italy	2,433,879	66,720,777	—	69,154,656
Netherlands	799,933	64,876,542	—	65,676,475
New Zealand	1,420,694	—	—	1,420,694
Norway	2,048,643	13,710,072	—	15,758,715
United Kingdom	8,197,329	337,613,927	—	345,811,256
Preferred Stocks[1]	—	27,436,573	—	27,436,573
Rights
Republic of Korea	—	—	71,057	71,057
Spain	23,521	—	—	23,521
Warrants
Canada	—	—	1,497	1,497
Short-Term Investments[1]	1,519,954	—	—	1,519,954
Futures Contracts[2]	38,857	—	—	38,857
Total	$188,540,225	$2,200,132,003	$72,554	$2,388,744,782

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Australia 5.5%
Adbri Ltd. *	230,935	459,355
ALS Ltd.	54,445	447,322
Ansell Ltd.	39,039	613,998
Appen Ltd. *	111,098	23,321
ARB Corp. Ltd.	7,472	163,341
ASX Ltd.	12,803	547,358
Austal Ltd.	197,346	261,806
Bank of Queensland Ltd.	147,469	578,957
Bapcor Ltd.	77,356	283,162
Beach Energy Ltd.	501,055	537,700
Bega Cheese Ltd.	120,938	294,736
Bendigo & Adelaide Bank Ltd.	121,545	776,543
Boral Ltd. *	114,286	393,878
Breville Group Ltd.	15,201	268,645
CAR Group Ltd.	15,047	323,079
Challenger Ltd.	93,352	396,016
Champion Iron Ltd.	68,678	376,770
Charter Hall Group	36,521	284,853
Charter Hall Retail REIT	49,369	119,278
Cleanaway Waste Management Ltd.	309,301	523,625
Cochlear Ltd.	2,951	585,623
Collins Foods Ltd.	24,987	195,896
Coronado Global Resources, Inc.	274,360	291,830
Costa Group Holdings Ltd.	100,280	208,642
Credit Corp. Group Ltd.	10,795	120,010
Cromwell Property Group	358,806	96,787
CSR Ltd.	149,204	671,861
Dexus	121,508	614,911
Domino's Pizza Enterprises Ltd.	6,481	166,701
Eagers Automotive Ltd.	57,780	532,789
Elders Ltd.	54,594	318,929
Evolution Mining Ltd.	337,995	708,013
EVT Ltd.	19,746	161,083
FleetPartners Group Ltd. *	140,000	279,562
Flight Centre Travel Group Ltd.	15,947	220,322
G8 Education Ltd.	255,770	177,078
GPT Group	188,400	569,415
GrainCorp Ltd., Class A	99,177	521,065
GUD Holdings Ltd.	19,633	155,839
Harvey Norman Holdings Ltd.	207,354	595,896
Healius Ltd. *	183,461	165,051
Helia Group Ltd.	99,781	320,856
IGO Ltd.	34,951	169,904
Iluka Resources Ltd.	48,380	225,963
Inghams Group Ltd.	54,266	151,853
Insignia Financial Ltd.	172,870	240,037
IRESS Ltd.	41,077	218,094
Link Administration Holdings Ltd.	151,372	214,474
Lottery Corp. Ltd.	122,156	400,963
Lynas Rare Earths Ltd. *	23,117	87,897
Magellan Financial Group Ltd.	54,942	322,036
McMillan Shakespeare Ltd.	16,290	183,432
SECURITY	NUMBER OF SHARES	VALUE ($)
Monadelphous Group Ltd.	28,203	252,745
National Storage REIT	72,232	108,327
nib holdings Ltd.	78,390	414,594
Nine Entertainment Co. Holdings Ltd.	248,019	318,207
Northern Star Resources Ltd.	78,223	670,982
NRW Holdings Ltd.	207,887	367,356
Nufarm Ltd.	128,652	463,741
oOh!media Ltd.	151,005	157,618
Orora Ltd.	340,508	618,901
Perenti Ltd. *	435,529	231,614
Perpetual Ltd.	16,734	281,591
Perseus Mining Ltd.	126,981	149,520
Platinum Asset Management Ltd.	194,871	149,265
Premier Investments Ltd.	12,261	223,238
Qantas Airways Ltd. *	150,132	541,280
Qube Holdings Ltd.	227,177	482,991
Ramelius Resources Ltd.	205,227	213,163
REA Group Ltd.	1,704	203,230
Reece Ltd.	22,008	324,185
Region RE Ltd.	112,083	165,021
Regis Resources Ltd. *	269,509	367,575
Reliance Worldwide Corp. Ltd.	125,195	342,295
Sandfire Resources Ltd. *	79,863	375,323
SEEK Ltd.	26,386	434,981
Service Stream Ltd.	292,974	178,751
Seven Group Holdings Ltd.	17,806	416,752
Sigma Healthcare Ltd.	696,830	470,723
Silver Lake Resources Ltd. *	215,584	169,656
Southern Cross Media Group Ltd.	235,349	159,033
St Barbara Ltd. *	1,319,804	146,367
Star Entertainment Group Ltd. *	983,229	356,789
Steadfast Group Ltd.	51,480	199,195
Super Retail Group Ltd.	48,691	502,500
Tabcorp Holdings Ltd.	263,043	136,654
TPG Telecom Ltd.	78,336	269,620
Vicinity Ltd.	582,638	773,397
Virgin Australia Holdings Pty. Ltd. *(a)	176,214	0
Viva Energy Group Ltd.	365,067	831,573
Washington H Soul Pattinson & Co. Ltd.	16,282	363,954
Waypoint REIT Ltd.	64,455	103,767
Westgold Resources Ltd. *	118,523	170,987
Whitehaven Coal Ltd.	126,362	690,789
Yancoal Australia Ltd.	51,511	200,948
		31,565,753

Austria 0.6%
ANDRITZ AG	13,617	838,296
AT&S Austria Technologie & Systemtechnik AG	6,907	166,863
CA Immobilien Anlagen AG	4,231	138,895
EVN AG	8,373	231,413
Lenzing AG *	5,673	189,748
Mayr Melnhof Karton AG	2,514	333,253
Oesterreichische Post AG	8,297	280,800
Strabag SE	9,774	457,896

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
UNIQA Insurance Group AG	27,800	233,254
Verbund AG	4,190	340,724
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,394	293,772
		3,504,914

Belgium 1.0%
Ackermans & van Haaren NV	4,098	685,206
Aedifica SA	2,136	139,191
Barco NV	11,550	191,873
Bekaert SA	13,784	672,287
bpost SA	96,123	392,875
Cofinimmo SA	3,725	270,723
D'ieteren Group	2,780	561,595
Elia Group SA	4,182	503,535
Euronav NV	17,781	313,220
Fagron	7,658	137,893
Gimv NV	2,953	137,712
KBC Ancora	4,446	204,773
Lotus Bakeries NV	17	144,954
Melexis NV	2,150	184,219
Ontex Group NV *	57,314	452,876
Recticel SA	12,915	159,669
Sofina SA	2,372	567,295
Warehouses De Pauw CVA	6,751	197,515
		5,917,411

Canada 8.0%
ADENTRA, Inc.	6,551	154,267
Advantage Energy Ltd. *	20,250	132,846
Aecon Group, Inc.	41,881	430,507
Ag Growth International, Inc.	3,019	126,783
Air Canada *	23,576	319,502
Alamos Gold, Inc., Class A	30,215	365,875
Algoma Steel Group, Inc.	69,659	580,815
Allied Properties Real Estate Investment Trust	22,367	324,745
Altus Group Ltd.	3,926	132,341
Aritzia, Inc. *	6,874	167,242
Artis Real Estate Investment Trust	42,083	203,771
ATS Corp. *	4,414	188,813
AutoCanada, Inc. *	14,399	230,050
Badger Infrastructure Solution	6,614	229,838
Baytex Energy Corp.	88,409	280,789
Birchcliff Energy Ltd.	48,993	185,849
BlackBerry Ltd. *	29,328	82,239
Boardwalk Real Estate Investment Trust	3,602	187,006
Bombardier, Inc., Class B *	11,386	420,819
Boralex, Inc., Class A	7,561	182,382
Boyd Group Services, Inc.	1,888	405,812
Brookfield Business Corp., Class A	13,741	318,881
Brookfield Infrastructure Corp., Class A	21,605	757,368
Brookfield Reinsurance Ltd. *	5,849	234,447
Brookfield Renewable Corp., Class A	11,781	329,127
BRP, Inc.	5,116	322,839
CAE, Inc. *	29,718	595,045
Cameco Corp.	14,194	677,684
Canaccord Genuity Group, Inc.	32,808	180,335
Canada Goose Holdings, Inc. *	7,627	91,448
Canadian Apartment Properties REIT	15,527	538,990
Canadian Western Bank	19,415	427,594
Canfor Corp. *	42,537	515,082
Capital Power Corp.	21,456	589,842
Cascades, Inc.	74,520	815,344
Celestica, Inc. *	42,028	1,444,542
Centerra Gold, Inc.	111,832	589,750
CES Energy Solutions Corp.	92,332	277,453
SECURITY	NUMBER OF SHARES	VALUE ($)
Chartwell Retirement Residences	39,405	351,419
Chemtrade Logistics Income Fund	41,830	276,595
Choice Properties Real Estate Investment Trust	25,140	262,535
Chorus Aviation, Inc. *	66,789	123,200
Cineplex, Inc. *	21,818	133,883
Cogeco Communications, Inc.	4,328	199,749
Cogeco, Inc.	5,432	241,045
Colliers International Group, Inc.	2,241	263,063
Crombie Real Estate Investment Trust	24,259	245,215
Definity Financial Corp.	5,278	153,576
Descartes Systems Group, Inc. *	2,169	189,918
Doman Building Materials Group Ltd.	37,373	218,214
Dorel Industries, Inc., Class B *	47,821	231,555
Dream Industrial Real Estate Investment Trust	13,582	135,572
Dream Office Real Estate Investment Trust	15,173	122,337
Dundee Precious Metals, Inc.	29,962	191,880
ECN Capital Corp.	62,778	128,409
Eldorado Gold Corp. *	28,365	346,638
Element Fleet Management Corp.	38,474	649,031
Enerflex Ltd.	60,128	309,931
Enerplus Corp.	23,800	345,551
Enghouse Systems Ltd.	5,497	152,916
Ensign Energy Services, Inc. *	109,254	189,343
EQB, Inc.	2,421	166,244
Equinox Gold Corp. *	34,985	154,569
ERO Copper Corp. *	8,116	127,072
Exchange Income Corp.	4,309	150,572
Extendicare, Inc.	22,761	119,862
Fiera Capital Corp., Class A	25,833	128,930
First Capital Real Estate Investment Trust	43,095	506,774
FirstService Corp.	2,299	384,783
Fortuna Silver Mines, Inc. *	51,083	155,781
Frontera Energy Corp. *	40,508	242,545
GFL Environmental, Inc.	9,370	318,362
Gibson Energy, Inc.	44,615	712,141
goeasy Ltd.	1,517	172,772
Granite Real Estate Investment Trust	3,468	186,833
H&R Real Estate Investment Trust	75,718	554,742
Hudbay Minerals, Inc.	77,607	431,198
IAMGOLD Corp. *	172,389	410,313
IGM Financial, Inc.	16,890	456,907
Innergex Renewable Energy, Inc.	22,863	156,110
Interfor Corp. *	37,454	579,451
International Petroleum Corp. *	19,995	221,002
Kelt Exploration Ltd. *	26,585	106,186
Killam Apartment Real Estate Investment Trust	12,330	171,773
Laurentian Bank of Canada	11,524	227,403
Maple Leaf Foods, Inc.	21,881	417,292
Martinrea International, Inc.	55,179	566,791
Mattr Corp. *	18,195	220,189
MEG Energy Corp. *	39,828	753,042
Mullen Group Ltd.	28,086	312,728
NFI Group, Inc. *	48,557	430,510
North West Co., Inc.	14,028	405,778
NorthWest Healthcare Properties Real Estate Investment Trust	43,414	158,227
NuVista Energy Ltd. *	23,969	185,769
Obsidian Energy Ltd. *	20,321	138,602
OceanaGold Corp.	188,334	376,822
Pan American Silver Corp.	44,442	601,617
Paramount Resources Ltd., Class A	5,749	113,317
Parex Resources, Inc.	31,946	528,929
Pason Systems, Inc.	13,302	145,838
Peyto Exploration & Development Corp.	33,094	319,260
PrairieSky Royalty Ltd.	10,236	168,868
Precision Drilling Corp. *	5,679	351,777

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Premium Brands Holdings Corp., Class A	6,691	457,812
Primaris Real Estate Investment Trust	11,533	119,152
Primo Water Corp.	32,300	471,364
Quebecor, Inc., Class B	14,140	343,811
RB Global, Inc.	12,635	808,783
Real Matters, Inc. *	27,432	142,623
Richelieu Hardware Ltd.	8,478	273,803
Rogers Sugar, Inc.	32,804	135,662
Russel Metals, Inc.	26,113	856,352
Secure Energy Services, Inc.	53,387	409,402
Shopify, Inc., Class A *	10,026	802,632
Sienna Senior Living, Inc.	17,978	160,999
Sleep Country Canada Holdings, Inc.	9,736	188,210
SmartCentres Real Estate Investment Trust	21,262	389,989
SSR Mining, Inc.	30,332	285,847
Stantec, Inc.	11,082	890,467
Stelco Holdings, Inc.	15,569	499,801
Stella-Jones, Inc.	12,260	725,323
Superior Plus Corp.	53,020	363,602
TMX Group Ltd.	18,211	450,382
Torex Gold Resources, Inc. *	32,067	329,388
Toromont Industries Ltd.	9,346	818,614
TransAlta Corp.	57,209	414,456
Transcontinental, Inc., Class A	52,942	532,787
Trican Well Service Ltd.	63,340	206,351
Tricon Residential, Inc.	21,161	232,945
Vermilion Energy, Inc.	57,050	613,167
Wajax Corp.	10,725	253,995
Western Forest Products, Inc.	404,329	204,503
Westshore Terminals Investment Corp.	7,602	160,584
Whitecap Resources, Inc.	33,241	215,104
Winpak Ltd.	5,863	183,942
		45,479,170

Denmark 1.5%
Alm Brand AS	101,032	183,410
D/S Norden AS	7,013	377,346
Demant AS *	10,115	458,198
Dfds AS	9,782	331,416
FLSmidth & Co. AS	13,693	562,172
Genmab AS *	1,561	431,651
GN Store Nord AS *	23,279	548,977
H Lundbeck AS	74,771	378,711
Jyske Bank AS	7,787	596,458
Matas AS	10,954	196,393
NKT AS *	5,054	352,385
Novozymes AS, Class B	12,102	620,115
Per Aarsleff Holding AS	7,248	333,624
Ringkjoebing Landbobank AS	1,227	197,760
Rockwool AS, B Shares	1,536	418,755
Royal Unibrew AS	6,599	432,271
Scandinavian Tobacco Group AS, A Shares	19,017	341,049
Schouw & Co. AS	4,762	380,770
Solar AS, B Shares	2,720	177,134
Spar Nord Bank AS	8,853	150,626
Sydbank AS	8,351	370,610
Topdanmark AS	6,218	275,758
Tryg AS	31,099	664,714
		8,780,303

Finland 0.9%
Cargotec OYJ, B Shares	11,688	664,464
Finnair OYJ *	1,574,742	60,244
Kamux Corp.	21,485	120,506
Kemira OYJ	27,081	506,883
Kojamo OYJ	25,688	304,542
Konecranes OYJ	19,583	841,021
SECURITY	NUMBER OF SHARES	VALUE ($)
Metsa Board OYJ, B Shares	44,304	356,834
Metso OYJ	46,621	465,960
Orion OYJ, B Shares	13,917	640,706
Terveystalo OYJ	19,962	168,276
TietoEVRY OYJ	21,904	508,293
Tokmanni Group Corp.	14,757	253,037
YIT OYJ	145,946	310,895
		5,201,661

France 3.4%
Aeroports de Paris SA	3,589	480,243
Air France-KLM *	36,661	467,287
Altarea SCA	957	83,773
Alten SA	4,031	623,274
Beneteau SACA	9,795	117,389
BioMerieux	4,384	471,842
Carmila SA	10,954	194,642
CGG SA *	661,021	317,020
Cie Plastic Omnium SE	35,998	412,589
Clariane SE (b)	103,237	260,895
Coface SA	22,509	304,159
Covivio SA	10,209	494,359
Dassault Aviation SA	2,131	403,629
Derichebourg SA	51,996	268,277
Elior Group SA *	169,903	490,948
Eramet SA	2,864	197,264
Esso SA Francaise	2,530	148,103
Euronext NV	5,592	491,856
Fnac Darty SA	19,836	529,918
Gaztransport Et Technigaz SA	2,322	325,539
Gecina SA	5,346	589,592
Getlink SE	23,506	405,034
ICADE	12,964	438,912
Imerys SA	17,693	588,402
Ipsen SA	3,968	457,507
IPSOS SA	9,362	614,435
JCDecaux SE *	21,083	437,901
La Francaise des Jeux SAEM	8,559	346,927
Maisons du Monde SA	39,814	192,200
Mercialys SA	30,384	345,671
Metropole Television SA	29,623	420,128
Nexans SA	7,228	657,880
Nexity SA	35,647	594,174
Quadient SA	18,913	400,710
Remy Cointreau SA	1,849	187,348
Sartorius Stedim Biotech	792	213,394
SMCP SA *	26,078	76,248
Societe BIC SA	8,439	583,916
SOITEC *	1,008	145,685
Sopra Steria Group	3,153	739,549
SPIE SA	25,172	832,628
Television Francaise 1 SA	58,499	515,874
Trigano SA	2,036	320,712
Ubisoft Entertainment SA *	26,257	579,179
Vallourec SACA *	17,212	246,238
Verallia SA	13,047	460,094
Vicat SACA	10,006	389,289
Virbac SACA	567	204,624
Worldline SA *	25,481	344,465
		19,411,722

Germany 3.6%
1&1 AG	28,360	560,045
ADLER Group SA *	444,279	163,821
AIXTRON SE	4,224	157,210
Aroundtown SA *	246,784	550,510
Auto1 Group SE *	26,171	108,882

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BayWa AG	9,207	295,748
Bechtle AG	14,776	766,178
Befesa SA	6,543	229,927
Bilfinger SE	12,704	538,556
BRANICKS Group AG (b)	20,412	46,913
CANCOM SE	11,578	367,527
Carl Zeiss Meditec AG, Bearer Shares	2,483	261,737
Ceconomy AG *	161,360	391,967
CompuGroup Medical SE & Co. KgaA	2,692	115,419
CTS Eventim AG & Co. KGaA	2,677	181,172
Delivery Hero SE *	5,405	122,636
Deutsche Pfandbriefbank AG (b)	42,357	254,908
Deutsche Wohnen SE	6,858	166,573
Deutz AG	71,932	434,729
Duerr AG	15,224	348,073
DWS Group GmbH & Co. KGaA	8,772	358,729
ElringKlinger AG (b)	23,320	128,548
Encavis AG *	8,172	113,773
Evotec SE *	7,295	111,592
Fielmann Group AG	4,356	226,653
Fraport AG Frankfurt Airport Services Worldwide *	6,942	407,440
Gerresheimer AG	4,706	479,772
Grand City Properties SA *	30,134	292,503
Grenke AG	6,181	149,687
Hamburger Hafen und Logistik AG *	11,836	211,351
Heidelberger Druckmaschinen AG *	77,210	91,152
Hella GmbH & Co. KGaA	4,569	405,387
HelloFresh SE *	21,850	288,961
Hensoldt AG	3,451	103,602
HOCHTIEF AG	6,490	696,279
Hornbach Holding AG & Co. KGaA	7,148	513,219
Hugo Boss AG	9,522	594,693
Jenoptik AG	7,468	233,220
JOST Werke SE	3,376	163,030
Kontron AG	8,091	187,634
Krones AG	3,184	394,577
LEG Immobilien SE *	9,364	777,021
Nemetschek SE	1,847	170,429
Nordex SE *	17,987	183,526
Norma Group SE	16,785	272,959
Qiagen NV *	13,365	579,850
Rational AG	314	241,210
RTL Group SA	17,389	668,266
SAF-Holland SE	17,658	285,119
Sartorius AG	47	13,680
Scout24 SE	5,860	431,473
Siltronic AG	5,945	558,760
Sixt SE	3,106	302,698
Stabilus SE	5,089	356,603
Stroeer SE & Co. KGaA	5,202	305,420
Suedzucker AG	23,885	337,112
Synlab AG	27,142	347,295
TAG Immobilien AG *	44,791	626,932
Takkt AG	14,776	215,893
Talanx AG	10,952	768,403
TeamViewer SE *	6,870	98,493
Vitesco Technologies Group AG, Class A *	3,364	293,993
Wacker Chemie AG	3,141	340,549
Wacker Neuson SE	10,133	187,765
		20,577,782

Hong Kong 2.4%
AAC Technologies Holdings, Inc.	311,000	698,362
ASMPT Ltd.	75,100	724,743
Bank of East Asia Ltd.	381,590	433,929
BOC Aviation Ltd.	40,500	303,643
Brightoil Petroleum Holdings Ltd. *(a)	1,150,000	0
SECURITY	NUMBER OF SHARES	VALUE ($)
Budweiser Brewing Co. APAC Ltd.	160,100	252,340
Cathay Pacific Airways Ltd. *(b)	272,363	277,515
Chow Tai Fook Jewellery Group Ltd.	279,800	379,041
CITIC Telecom International Holdings Ltd.	538,000	191,836
CK Infrastructure Holdings Ltd.	37,500	222,707
Cowell e Holdings, Inc. *	90,000	184,515
DFI Retail Group Holdings Ltd.	141,520	282,165
Esprit Holdings Ltd. *	3,202,500	117,135
Fortune Real Estate Investment Trust	233,000	133,415
Hang Lung Properties Ltd.	308,000	357,575
HKBN Ltd.	383,000	159,160
Huabao International Holdings Ltd.	334,735	93,350
Hysan Development Co. Ltd.	109,000	188,133
IGG, Inc. *	772,900	275,104
Jinchuan Group International Resources Co. Ltd.	3,955,000	288,990
JS Global Lifestyle Co. Ltd.	204,500	31,617
Kerry Logistics Network Ltd.	255,500	283,874
Kerry Properties Ltd.	374,000	593,905
L'Occitane International SA	68,000	216,579
Luk Fook Holdings International Ltd.	135,000	334,453
Man Wah Holdings Ltd.	364,000	226,901
Melco International Development Ltd. *	352,000	228,300
MMG Ltd. *	1,292,000	328,504
Nexteer Automotive Group Ltd.	538,000	243,779
NWS Holdings Ltd.	301,000	261,545
Pacific Basin Shipping Ltd.	2,060,000	573,420
PC Partner Group Ltd.	296,000	97,752
Power Assets Holdings Ltd.	22,143	129,651
Powerlong Real Estate Holdings Ltd. *(b)	4,219,000	336,075
PRADA SpA	41,800	259,214
Samsonite International SA *	106,757	298,037
Singamas Container Holdings Ltd.	4,152,989	286,854
SITC International Holdings Co. Ltd.	298,000	452,168
SJM Holdings Ltd. *	530,500	149,086
Swire Properties Ltd.	154,200	288,165
Texhong International Group Ltd. *	345,500	163,515
Truly International Holdings Ltd.	2,238,000	168,206
United Energy Group Ltd.	1,520,000	161,531
United Laboratories International Holdings Ltd.	144,000	124,481
Value Partners Group Ltd.	458,000	105,461
Vitasoy International Holdings Ltd.	134,000	102,856
VSTECS Holdings Ltd.	652,000	351,325
VTech Holdings Ltd.	80,100	463,938
Wharf Holdings Ltd.	266,000	777,169
Wynn Macau Ltd. *	221,200	166,522
		13,768,541

Ireland 0.3%
AIB Group PLC	126,731	556,656
Cairn Homes PLC	243,736	373,970
Dalata Hotel Group PLC	30,291	157,294
Glanbia PLC	45,308	809,871
Irish Continental Group PLC	24,642	122,634
		2,020,425

Israel 1.5%
Alony Hetz Properties & Investments Ltd.	16,431	124,360
Ashdod Refinery Ltd. *	4,983	115,540
Ashtrom Group Ltd.	7,925	119,198
Azrieli Group Ltd.	2,802	188,806
Bezeq The Israeli Telecommunication Corp. Ltd.	423,952	560,788
Cellcom Israel Ltd. *	41,951	171,672
Clal Insurance Enterprises Holdings Ltd. *	15,164	235,945
Delek Automotive Systems Ltd.	24,902	148,991

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Delek Group Ltd.	2,555	316,366
Elbit Systems Ltd.	2,232	460,424
Elco Ltd.	3,351	103,410
FIBI Holdings Ltd.	5,257	223,043
First International Bank Of Israel Ltd.	6,951	278,757
Formula Systems 1985 Ltd.	2,077	139,130
G City Ltd. *	54,402	174,042
Harel Insurance Investments & Financial Services Ltd. *	33,076	274,364
Isracard Ltd.	39,930	143,315
Israel Corp. Ltd. *	1,990	456,059
Mivne Real Estate KD Ltd.	56,024	151,594
Mizrahi Tefahot Bank Ltd.	15,701	584,349
Neto Malinda Trading Ltd. *	7,046	93,944
Nice Ltd. *	3,058	634,480
Oil Refineries Ltd.	1,346,580	465,134
Partner Communications Co. Ltd. *	31,753	146,818
Paz Oil Co. Ltd.	3,944	324,196
Phoenix Holdings Ltd.	27,383	278,500
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,932	108,075
Shikun & Binui Ltd. *	58,985	153,918
Shufersal Ltd. *	109,997	590,184
Strauss Group Ltd. *	6,909	134,182
Tower Semiconductor Ltd. *	16,626	474,098
		8,373,682

Italy 2.7%
ACEA SpA	18,389	290,190
Alitalia - Linee Aeree Italiane SpA *(a)	14,782	0
Amplifon SpA	8,380	273,511
Anima Holding SpA	89,569	404,265
Azimut Holding SpA	21,957	612,133
Banca Generali SpA	8,389	319,813
Banca IFIS SpA	6,685	115,709
Banca Mediolanum SpA	40,599	415,479
Banca Monte dei Paschi di Siena SpA *	69,591	244,246
Banca Popolare di Sondrio SPA	82,968	630,391
BFF Bank SpA	23,481	253,751
BPER Banca	241,770	872,031
Brembo SpA	26,020	320,483
Buzzi SpA	22,248	756,209
Cementir Holding NV	15,351	164,630
Credito Emiliano SpA	14,136	128,502
Danieli & C Officine Meccaniche SpA	1,972	67,024
Davide Campari-Milano NV	27,153	275,093
De' Longhi SpA	14,214	460,379
DiaSorin SpA	2,064	189,803
doValue SpA (b)	25,317	67,306
Enav SpA	54,190	200,553
ERG SpA	9,264	271,644
Esprinet SpA	41,620	238,295
Fincantieri SpA *(b)	191,161	101,331
FinecoBank Banca Fineco SpA	39,280	566,353
Infrastrutture Wireless Italiane SpA	16,388	198,164
Interpump Group SpA	8,353	412,901
Iren SpA	309,758	650,111
Italgas SpA	127,670	727,898
Maire Tecnimont SpA	40,502	210,490
MARR SpA	10,407	126,447
MFE-MediaForEurope NV, Class A	162,393	414,527
MFE-MediaForEurope NV, Class B	48,798	176,297
Moncler SpA	11,606	713,963
Nexi SpA *	28,739	220,441
OVS SpA	96,740	230,435
Piaggio & C SpA	43,524	144,685
Recordati Industria Chimica e Farmaceutica SpA	10,122	558,676
SECURITY	NUMBER OF SHARES	VALUE ($)
Reply SpA	1,971	270,245
Saipem SpA *	148,823	213,475
Salvatore Ferragamo SpA	11,462	146,194
Saras SpA	391,262	662,458
Technogym SpA	16,443	162,831
Unieuro SpA	18,822	196,739
UnipolSai Assicurazioni SpA	122,984	325,441
Webuild SpA	99,330	208,929
		15,210,471

Japan 35.3%
77 Bank Ltd.	12,600	303,072
ABC-Mart, Inc.	18,300	317,148
Acom Co. Ltd.	131,000	335,521
Activia Properties, Inc.	73	198,806
Adastria Co. Ltd.	11,480	267,611
ADEKA Corp.	41,500	812,018
Advance Residence Investment Corp.	105	231,226
Aeon Delight Co. Ltd.	11,600	297,134
AEON Financial Service Co. Ltd.	49,600	451,739
Aeon Hokkaido Corp.	23,000	148,989
Aeon Mall Co. Ltd.	41,930	519,011
AEON REIT Investment Corp.	223	210,129
Ai Holdings Corp.	7,200	120,867
Aica Kogyo Co. Ltd.	19,200	444,883
Aichi Steel Corp.	14,900	342,672
Aida Engineering Ltd.	25,500	144,987
Aiful Corp.	67,300	168,731
Ain Holdings, Inc.	13,700	447,078
Alconix Corp.	25,600	246,716
Alpen Co. Ltd.	12,300	169,375
Amano Corp.	20,700	477,024
ANA Holdings, Inc. *	31,900	704,931
Anritsu Corp.	47,400	375,343
AOKI Holdings, Inc.	27,000	214,883
Aoyama Trading Co. Ltd.	42,700	514,374
Aozora Bank Ltd. (b)	30,500	670,477
Arata Corp.	34,800	772,429
ARCLANDS Corp.	14,300	163,757
Arcs Co. Ltd.	38,000	756,097
ARE Holdings, Inc.	23,400	325,836
Ariake Japan Co. Ltd.	3,800	121,850
Artience Co. Ltd.	25,800	482,761
As One Corp.	3,780	142,701
Asahi Diamond Industrial Co. Ltd.	18,700	110,486
Asahi Intecc Co. Ltd.	9,900	188,109
Asanuma Corp.	7,400	221,458
Asics Corp.	19,400	589,491
ASKUL Corp.	13,800	186,530
Autobacs Seven Co. Ltd.	36,200	393,534
Avex, Inc.	18,600	178,422
Awa Bank Ltd.	9,200	154,311
Azbil Corp.	23,400	756,164
BayCurrent Consulting, Inc.	4,200	97,646
Belc Co. Ltd.	5,000	213,625
Bell System24 Holdings, Inc.	10,500	127,994
Belluna Co. Ltd.	37,300	160,506
Benesse Holdings, Inc.	30,900	546,449
Bic Camera, Inc.	90,300	841,731
BIPROGY, Inc.	16,400	480,166
BML, Inc.	9,800	189,401
Bunka Shutter Co. Ltd.	29,500	293,856
C Uyemura & Co. Ltd.	2,200	166,946
Calbee, Inc.	24,600	517,097
Canon Electronics, Inc.	9,800	139,337
Canon Marketing Japan, Inc.	21,800	663,268
Capcom Co. Ltd.	8,600	327,993
Casio Computer Co. Ltd.	85,100	733,758

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cawachi Ltd.	14,100	258,398
Central Glass Co. Ltd.	11,600	217,037
Chiba Bank Ltd.	79,800	591,339
Chudenko Corp.	13,400	252,662
Chugoku Marine Paints Ltd.	18,000	228,975
Citizen Watch Co. Ltd.	98,700	625,985
CKD Corp.	20,000	352,662
CMK Corp.	30,200	155,104
Colowide Co. Ltd.	9,700	155,078
Comforia Residential REIT, Inc.	55	115,271
Cosmos Pharmaceutical Corp.	5,170	555,331
Create SD Holdings Co. Ltd.	8,800	191,500
Credit Saison Co. Ltd.	48,000	890,951
CyberAgent, Inc.	103,700	669,262
Daihen Corp.	7,200	341,169
Daiho Corp.	4,600	120,826
Daiichikosho Co. Ltd.	19,300	264,407
Daiki Aluminium Industry Co. Ltd.	21,700	183,788
Daikokutenbussan Co. Ltd.	3,300	186,804
Daio Paper Corp.	58,100	437,623
Daiseki Co. Ltd.	6,960	199,006
Daishi Hokuetsu Financial Group, Inc.	9,500	263,289
Daito Pharmaceutical Co. Ltd.	7,800	104,130
Daiwa House REIT Investment Corp.	184	325,110
Daiwa Office Investment Corp.	29	123,627
Daiwa Securities Living Investments Corp.	176	126,625
DCM Holdings Co. Ltd.	65,200	607,366
DeNA Co. Ltd.	23,486	237,126
Descente Ltd.	5,652	130,544
Dexerials Corp.	7,900	227,666
Disco Corp.	5,225	1,409,909
DMG Mori Co. Ltd.	27,000	540,636
Doshisha Co. Ltd.	11,500	173,165
Doutor Nichires Holdings Co. Ltd.	13,200	194,899
DTS Corp.	10,000	245,954
Duskin Co. Ltd.	16,600	385,426
DyDo Group Holdings, Inc.	9,600	192,785
Eagle Industry Co. Ltd.	18,000	208,514
Earth Corp.	6,700	205,105
Eizo Corp.	6,950	239,981
Elecom Co. Ltd.	14,127	164,298
en Japan, Inc.	7,500	138,611
eRex Co. Ltd. (b)	16,400	91,211
Exedy Corp.	29,800	571,727
Ezaki Glico Co. Ltd.	24,900	728,537
Fancl Corp.	12,900	203,712
FCC Co. Ltd.	28,800	375,203
Ferrotec Holdings Corp.	11,800	227,579
Food & Life Cos. Ltd.	12,400	248,129
Foster Electric Co. Ltd.	27,098	199,104
FP Corp.	12,360	239,459
Frontier Real Estate Investment Corp.	50	147,794
Fuji Co. Ltd.	15,300	206,236
Fuji Corp.	31,138	527,586
Fuji Media Holdings, Inc.	27,700	328,155
Fuji Oil Co. Ltd.	83,400	213,654
Fuji Oil Holdings, Inc.	25,000	400,473
Fuji Seal International, Inc.	26,400	311,330
Fuji Soft, Inc.	8,900	390,108
Fujicco Co. Ltd.	10,400	142,745
Fujimi, Inc.	6,600	132,263
Fujimori Kogyo Co. Ltd.	10,300	284,475
Fujitec Co. Ltd.	16,200	413,350
Fujitsu General Ltd.	12,610	184,764
Fukuoka Financial Group, Inc.	28,100	690,621
Fukuoka REIT Corp.	110	130,112
Fukuyama Transporting Co. Ltd.	17,899	495,035
Fuso Chemical Co. Ltd.	4,400	123,904
Fuyo General Lease Co. Ltd.	2,945	263,360
SECURITY	NUMBER OF SHARES	VALUE ($)
Gakken Holdings Co. Ltd.	19,100	132,008
Geo Holdings Corp.	22,500	367,608
GLOBERIDE, Inc.	10,000	140,746
Glory Ltd.	23,400	483,478
GLP J-Reit	292	260,707
GMO internet group, Inc.	9,500	171,213
Godo Steel Ltd.	5,500	192,371
Goldwin, Inc.	2,700	181,627
Gree, Inc.	25,800	102,637
G-Tekt Corp.	24,600	305,775
GungHo Online Entertainment, Inc.	9,750	163,921
Gunma Bank Ltd.	88,600	436,904
Gunze Ltd.	9,800	358,200
H.U. Group Holdings, Inc.	28,800	535,388
H2O Retailing Corp.	64,500	690,557
Hachijuni Bank Ltd.	74,500	406,018
Hakuto Co. Ltd.	3,300	136,617
Hamamatsu Photonics KK	11,000	434,554
Happinet Corp.	14,900	293,926
Harmonic Drive Systems, Inc.	3,800	92,088
Hazama Ando Corp.	86,200	696,124
Heiwa Corp.	14,800	219,896
Heiwa Real Estate Co. Ltd.	5,300	140,123
Heiwado Co. Ltd.	29,600	442,054
Hikari Tsushin, Inc.	3,850	670,862
Hirata Corp.	2,800	128,088
Hirose Electric Co. Ltd.	5,239	609,572
HIS Co. Ltd. *	8,500	103,262
Hisamitsu Pharmaceutical Co., Inc.	14,200	404,732
Hitachi Zosen Corp.	78,000	481,284
Hogy Medical Co. Ltd.	5,100	122,950
Hokuetsu Corp. (b)	64,300	607,918
Hokuhoku Financial Group, Inc.	42,500	450,247
Hokuriku Electric Power Co. *	137,100	670,385
Hokuto Corp.	9,100	111,008
Horiba Ltd.	9,800	786,294
Hoshizaki Corp.	18,200	662,141
Hosiden Corp.	40,100	492,251
Hosokawa Micron Corp.	4,700	146,611
House Foods Group, Inc.	26,600	585,505
Hulic Co. Ltd.	73,900	816,029
Hulic Reit, Inc.	119	125,315
Hyakugo Bank Ltd.	46,100	178,792
Hyakujushi Bank Ltd.	8,200	137,968
Ibiden Co. Ltd.	16,700	840,343
Idec Corp.	6,200	124,071
IDOM, Inc.	29,300	175,009
Iino Kaiun Kaisha Ltd.	23,700	206,979
Inaba Denki Sangyo Co. Ltd.	28,100	671,416
Inabata & Co. Ltd.	31,900	694,127
Industrial & Infrastructure Fund Investment Corp.	172	155,650
Intage Holdings, Inc.	5,100	60,293
Integrated Design & Engineering Holdings Co. Ltd.	7,700	187,323
Internet Initiative Japan, Inc.	15,800	306,384
Invincible Investment Corp.	335	137,719
Iriso Electronics Co. Ltd.	5,200	121,603
Ishihara Sangyo Kaisha Ltd.	22,600	241,502
Ito En Ltd.	14,700	426,734
Itochu Enex Co. Ltd.	46,300	495,875
Izumi Co. Ltd.	31,000	729,764
Jaccs Co. Ltd.	8,700	333,270
JAFCO Group Co. Ltd.	18,000	213,492
Japan Airlines Co. Ltd.	36,300	697,532
Japan Airport Terminal Co. Ltd.	3,300	131,053
Japan Aviation Electronics Industry Ltd.	18,300	314,624
Japan Excellent, Inc.	188	155,437
Japan Hotel REIT Investment Corp.	322	165,475

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Japan Lifeline Co. Ltd.	22,200	198,094
Japan Logistics Fund, Inc.	71	131,281
Japan Metropolitan Fund Invest	723	490,804
Japan Petroleum Exploration Co. Ltd.	11,900	484,067
Japan Post Bank Co. Ltd.	71,200	740,469
Japan Prime Realty Investment Corp.	98	234,643
Japan Real Estate Investment Corp.	133	509,861
Japan Steel Works Ltd.	20,300	334,097
Japan Wool Textile Co. Ltd.	30,100	303,616
Jeol Ltd.	5,600	255,998
Joshin Denki Co. Ltd.	29,400	490,650
Joyful Honda Co. Ltd.	33,200	440,331
Juki Corp.	30,800	92,702
JVCKenwood Corp.	99,500	483,880
Kadokawa Corp.	12,900	272,931
Kaga Electronics Co. Ltd.	7,700	356,433
Kagome Co. Ltd.	15,600	384,074
Kakaku.com, Inc.	17,700	201,343
Kaken Pharmaceutical Co. Ltd.	12,482	294,784
Kameda Seika Co. Ltd.	4,900	139,163
Kamigumi Co. Ltd.	34,600	796,000
Kanamoto Co. Ltd.	23,400	446,962
Kandenko Co. Ltd.	78,500	807,297
Kansai Paint Co. Ltd.	41,260	689,860
Kanto Denka Kogyo Co. Ltd.	23,100	138,253
Katitas Co. Ltd.	8,061	100,219
Kato Sangyo Co. Ltd.	20,400	665,193
KDX Realty Investment Corp.	419	454,507
Keihan Holdings Co. Ltd.	18,700	456,076
Keikyu Corp.	54,800	478,646
Keio Corp.	22,000	643,727
Keisei Electric Railway Co. Ltd.	13,400	606,348
Keiyo Bank Ltd.	33,300	163,012
KFC Holdings Japan Ltd.	5,800	133,063
KH Neochem Co. Ltd.	13,700	213,496
Kissei Pharmaceutical Co. Ltd.	6,500	138,794
Kitz Corp.	40,400	330,307
Kiyo Bank Ltd.	16,700	188,223
Koa Corp.	10,300	105,392
Kobayashi Pharmaceutical Co. Ltd.	9,100	410,688
Kobe Bussan Co. Ltd.	10,900	278,524
Koei Tecmo Holdings Co. Ltd.	11,760	146,484
Kohnan Shoji Co. Ltd.	16,700	443,628
Kojima Co. Ltd.	26,100	132,661
Kokuyo Co. Ltd.	35,700	574,930
Komeri Co. Ltd.	19,300	432,448
Konami Group Corp.	13,300	817,926
Konoike Transport Co. Ltd.	19,200	255,425
Kose Corp.	5,300	346,740
KPP Group Holdings Co. Ltd.	34,800	171,612
Kumagai Gumi Co. Ltd.	25,700	668,869
Kumiai Chemical Industry Co. Ltd.	26,200	150,239
Kura Sushi, Inc.	4,900	131,302
Kureha Corp.	22,800	436,442
Kusuri No. Aoki Holdings Co. Ltd.	11,400	246,123
KYB Corp.	11,300	391,811
Kyoei Steel Ltd.	19,000	273,101
Kyokuto Kaihatsu Kogyo Co. Ltd.	18,700	255,957
Kyorin Pharmaceutical Co. Ltd.	16,900	204,181
Kyoritsu Maintenance Co. Ltd.	3,200	131,492
Kyoto Financial Group, Inc.	25,600	425,458
Kyowa Kirin Co. Ltd.	35,900	565,496
Kyudenko Corp.	20,300	772,172
Kyushu Financial Group, Inc.	67,300	428,270
LaSalle Logiport REIT	110	111,391
Lasertec Corp.	800	208,343
Lawson, Inc.	12,983	743,122
Life Corp.	16,800	426,630
Lintec Corp.	29,000	549,225
SECURITY	NUMBER OF SHARES	VALUE ($)
M3, Inc.	22,200	350,316
Mabuchi Motor Co. Ltd.	32,600	565,033
Macnica Holdings, Inc.	20,400	1,079,484
Makino Milling Machine Co. Ltd.	8,550	346,316
Mandom Corp.	17,500	152,344
Marubun Corp.	15,700	180,596
Maruha Nichiro Corp.	35,500	702,407
Marui Group Co. Ltd.	35,300	583,691
Maruichi Steel Tube Ltd.	19,900	507,043
MARUKA FURUSATO Corp.	6,700	111,257
Maruwa Co. Ltd.	800	160,069
Matsuda Sangyo Co. Ltd.	13,000	241,945
Max Co. Ltd.	10,700	237,808
Maxell Ltd.	20,700	227,670
McDonald's Holdings Co. Japan Ltd.	14,000	623,343
MCJ Co. Ltd.	33,100	277,557
Mebuki Financial Group, Inc.	236,276	707,220
Megachips Corp.	6,700	216,333
Megmilk Snow Brand Co. Ltd.	44,500	697,907
Meidensha Corp.	24,000	430,208
Meiko Electronics Co. Ltd.	7,500	204,283
MEITEC Group Holdings, Inc.	15,600	308,620
Menicon Co. Ltd.	7,900	114,724
METAWATER Co. Ltd.	8,100	118,045
Mimasu Semiconductor Industry Co. Ltd.	6,600	142,246
Mirait One Corp.	57,900	764,971
Mirarth Holdings, Inc.	50,400	168,884
Mitsubishi HC Capital, Inc.	80,700	572,199
Mitsubishi Logisnext Co. Ltd.	33,200	343,853
Mitsubishi Logistics Corp.	19,500	602,338
Mitsubishi Pencil Co. Ltd.	12,500	169,976
Mitsuboshi Belting Ltd.	4,900	163,453
Mitsui E&S Co. Ltd.	49,400	253,939
Mitsui High-Tec, Inc.	2,070	95,544
Mitsui Matsushima Holdings Co. Ltd.	6,100	118,233
Mitsui-Soko Holdings Co. Ltd.	11,400	380,768
Miura Co. Ltd.	16,200	296,032
MIXI, Inc.	19,000	325,906
Mizuho Leasing Co. Ltd.	6,500	235,565
Mizuno Corp.	10,800	322,193
Mochida Pharmaceutical Co. Ltd.	9,600	217,044
Modec, Inc. *	17,000	265,481
Monex Group, Inc.	31,000	161,332
MonotaRO Co. Ltd.	15,300	144,099
Mori Hills REIT Investment Corp.	117	108,887
Morinaga & Co. Ltd.	27,000	515,318
MOS Food Services, Inc.	6,500	151,178
Musashi Seimitsu Industry Co. Ltd.	25,700	291,704
Musashino Bank Ltd.	8,400	158,254
Nabtesco Corp.	35,900	690,031
Nachi-Fujikoshi Corp.	13,500	314,832
Nakanishi, Inc.	7,300	119,471
Nankai Electric Railway Co. Ltd.	24,800	483,599
Nanto Bank Ltd.	8,200	148,323
NEC Networks & System Integration Corp.	20,900	337,519
NET One Systems Co. Ltd.	20,448	332,466
Nexon Co. Ltd.	32,022	511,040
Nextage Co. Ltd.	6,400	96,427
Nichias Corp.	25,500	596,049
Nichicon Corp.	21,800	190,528
Nichiha Corp.	14,400	289,287
Nifco, Inc.	23,000	596,867
Nihon Chouzai Co. Ltd.	14,672	139,964
Nihon Kohden Corp.	19,700	600,395
Nihon M&A Center Holdings, Inc.	28,900	173,714
Nihon Parkerizing Co. Ltd.	38,100	302,626
Nikkiso Co. Ltd.	32,800	240,793
Nikkon Holdings Co. Ltd.	23,300	500,545
Nippn Corp.	29,900	459,026

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nippon Accommodations Fund, Inc.	39	162,362
Nippon Building Fund, Inc.	146	590,732
Nippon Carbon Co. Ltd.	4,100	124,582
Nippon Chemi-Con Corp. *	16,200	147,143
Nippon Coke & Engineering Co. Ltd. *	156,216	133,978
Nippon Denko Co. Ltd.	57,700	113,284
Nippon Densetsu Kogyo Co. Ltd.	20,500	284,353
Nippon Gas Co. Ltd.	22,700	351,638
Nippon Kanzai Holdings Co. Ltd.	5,900	105,343
Nippon Kayaku Co. Ltd.	70,700	631,160
Nippon Paint Holdings Co. Ltd.	94,001	740,382
Nippon Prologis REIT, Inc.	149	265,101
NIPPON REIT Investment Corp.	51	118,093
Nippon Road Co. Ltd.	11,300	162,904
Nippon Sanso Holdings Corp.	27,500	696,831
Nippon Sheet Glass Co. Ltd. *	100,600	415,134
Nippon Shinyaku Co. Ltd.	9,300	328,550
Nippon Shokubai Co. Ltd.	19,646	739,084
Nippon Soda Co. Ltd.	10,400	401,458
Nippon Thompson Co. Ltd.	30,200	120,935
Nippon Yakin Kogyo Co. Ltd.	6,610	212,879
Nipro Corp.	66,200	533,117
Nishimatsu Construction Co. Ltd.	14,100	387,595
Nishimatsuya Chain Co. Ltd.	17,000	245,525
Nishi-Nippon Financial Holdings, Inc.	34,400	396,086
Nishi-Nippon Railroad Co. Ltd.	27,200	452,118
Nishio Holdings Co. Ltd.	10,300	282,136
Nissha Co. Ltd.	22,500	249,598
Nisshin Oillio Group Ltd.	16,300	497,926
Nisshinbo Holdings, Inc.	89,700	740,329
Nitta Corp.	7,200	186,324
Nittetsu Mining Co. Ltd.	7,700	274,436
Nitto Boseki Co. Ltd.	9,100	310,743
Nitto Kogyo Corp.	10,700	291,176
Noevir Holdings Co. Ltd.	3,000	106,652
NOF Corp.	12,500	564,547
Nohmi Bosai Ltd.	10,000	151,030
Nojima Corp.	61,000	768,787
Nomura Co. Ltd.	31,000	183,226
Nomura Real Estate Master Fund, Inc.	496	542,756
Noritake Co. Ltd.	7,600	404,299
Noritz Corp.	23,100	243,334
North Pacific Bank Ltd.	74,700	190,491
NS Solutions Corp.	9,100	303,511
NS United Kaiun Kaisha Ltd.	5,400	189,916
NSD Co. Ltd.	11,200	210,179
NTN Corp.	302,403	553,022
NTT UD REIT Investment Corp.	163	138,414
Obic Co. Ltd.	2,700	414,746
Odakyu Electric Railway Co. Ltd.	53,700	820,562
Ogaki Kyoritsu Bank Ltd.	10,800	144,590
Oiles Corp.	11,300	163,465
Okamura Corp.	32,700	490,080
Okasan Securities Group, Inc.	40,000	195,769
Oki Electric Industry Co. Ltd.	87,700	616,204
Okinawa Cellular Telephone Co.	6,800	165,699
Okinawa Electric Power Co., Inc.	45,882	363,619
OKUMA Corp.	11,000	494,935
Okumura Corp.	15,700	549,019
Onoken Co. Ltd.	24,600	303,309
Onward Holdings Co. Ltd.	60,000	220,264
Open House Group Co. Ltd.	18,300	572,280
Oracle Corp.	4,500	354,641
Organo Corp.	4,700	194,125
Orient Corp.	28,760	217,022
Orix JREIT, Inc.	282	326,192
Osaka Soda Co. Ltd.	6,000	421,203
OSG Corp.	26,700	363,342
Outsourcing, Inc. *	37,800	441,331
SECURITY	NUMBER OF SHARES	VALUE ($)
Oyo Corp.	7,200	106,154
Pacific Industrial Co. Ltd.	33,100	321,306
Pack Corp.	6,500	149,625
Paramount Bed Holdings Co. Ltd.	11,900	214,927
Park24 Co. Ltd. *	22,000	287,469
Pasona Group, Inc.	11,500	209,715
PHC Holdings Corp.	11,200	115,891
Pigeon Corp.	29,400	321,304
Pilot Corp.	10,100	282,051
Piolax, Inc.	9,600	162,604
Pola Orbis Holdings, Inc.	24,000	248,280
Press Kogyo Co. Ltd.	84,800	371,547
Prima Meat Packers Ltd.	27,200	445,036
Qol Holdings Co. Ltd.	14,700	176,508
Raito Kogyo Co. Ltd.	16,900	236,247
Rakuten Group, Inc.	142,683	626,772
Relo Group, Inc.	15,200	152,574
Resorttrust, Inc.	12,888	224,040
Retail Partners Co. Ltd.	31,800	376,413
Rinnai Corp.	33,800	765,767
Rohto Pharmaceutical Co. Ltd.	22,400	458,340
Round One Corp.	34,300	151,916
Ryobi Ltd.	24,600	453,525
Ryosan Co. Ltd.	15,600	514,014
Ryoyo Electro Corp.	6,800	173,529
S Foods, Inc.	16,100	362,039
Saibu Gas Holdings Co. Ltd.	14,500	190,123
Saizeriya Co. Ltd.	5,900	202,543
Sakai Chemical Industry Co. Ltd.	13,200	170,887
Sakai Moving Service Co. Ltd.	7,400	140,655
Sakata Seed Corp.	5,600	139,454
SAMTY Co. Ltd.	7,700	131,197
San-A Co. Ltd.	9,000	277,972
Sangetsu Corp.	18,500	407,488
San-In Godo Bank Ltd.	32,400	228,487
Sanken Electric Co. Ltd.	3,900	179,178
Sanki Engineering Co. Ltd.	32,100	411,813
Sankyo Co. Ltd.	6,400	391,466
Sanoh Industrial Co. Ltd.	22,252	126,475
Sanyo Chemical Industries Ltd.	7,450	217,743
Sanyo Denki Co. Ltd.	3,500	145,529
Sanyo Special Steel Co. Ltd.	11,700	200,967
Sapporo Holdings Ltd.	16,900	781,436
Sato Holdings Corp.	11,700	172,027
SBS Holdings, Inc.	5,900	99,869
SCREEN Holdings Co. Ltd.	13,900	1,363,024
Scroll Corp.	18,200	125,725
SCSK Corp.	28,128	552,282
Sega Sammy Holdings, Inc.	36,800	541,608
Seibu Holdings, Inc.	48,455	684,786
Seiko Group Corp.	13,400	239,057
Seiren Co. Ltd.	12,900	216,509
Sekisui House Reit, Inc.	347	184,565
Sekisui Jushi Corp.	9,400	161,904
Senko Group Holdings Co. Ltd.	73,600	575,435
Senshu Ikeda Holdings, Inc.	70,400	163,101
Seria Co. Ltd.	22,200	406,819
Seven Bank Ltd.	155,100	324,674
Shibaura Machine Co. Ltd.	7,700	186,686
Shiga Bank Ltd.	8,200	203,886
Shindengen Electric Manufacturing Co. Ltd.	5,600	119,492
Shin-Etsu Polymer Co. Ltd.	12,300	135,302
Shinko Electric Industries Co. Ltd.	9,100	336,446
Shinmaywa Industries Ltd.	36,900	306,308
Ship Healthcare Holdings, Inc.	31,400	476,553
Shizuoka Gas Co. Ltd.	36,700	250,726
SHO-BOND Holdings Co. Ltd.	5,500	244,973
Shoei Foods Corp.	4,900	148,796
Siix Corp.	21,700	229,463

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sinfonia Technology Co. Ltd.	13,000	207,568
SKY Perfect JSAT Holdings, Inc.	59,200	311,531
Skylark Holdings Co. Ltd.	47,100	768,397
Sodick Co. Ltd.	27,900	134,274
Sotetsu Holdings, Inc.	19,200	351,900
Square Enix Holdings Co. Ltd.	16,100	629,127
Star Micronics Co. Ltd.	12,800	152,757
Starts Corp., Inc.	12,900	264,628
Sugi Holdings Co. Ltd.	16,300	778,808
Sumida Corp.	10,226	79,205
Sumitomo Bakelite Co. Ltd.	9,600	477,096
Sumitomo Mitsui Construction Co. Ltd.	162,880	456,844
Sumitomo Osaka Cement Co. Ltd.	23,700	597,057
Sumitomo Pharma Co. Ltd.	134,631	395,205
Sumitomo Seika Chemicals Co. Ltd.	6,200	219,720
Sumitomo Warehouse Co. Ltd.	18,500	332,708
Sun Frontier Fudousan Co. Ltd.	11,300	135,140
Suruga Bank Ltd.	60,100	350,246
SWCC Corp.	13,200	271,767
Systena Corp.	55,500	112,181
Tachi-S Co. Ltd.	28,800	387,200
Tadano Ltd.	42,600	346,785
Taikisha Ltd.	13,600	405,509
Taisho Pharmaceutical Holdings Co. Ltd.	6,600	384,077
Taiyo Holdings Co. Ltd.	8,200	180,677
Takamatsu Construction Group Co. Ltd.	12,300	247,005
Takaoka Toko Co. Ltd.	7,184	116,688
Takara Holdings, Inc.	69,063	584,303
Takara Standard Co. Ltd.	28,300	338,128
Takasago Thermal Engineering Co. Ltd.	25,400	586,898
Takeuchi Manufacturing Co. Ltd.	10,000	341,877
Takuma Co. Ltd.	25,700	302,394
Tama Home Co. Ltd.	4,610	127,253
Tamura Corp.	34,000	121,995
Tanseisha Co. Ltd.	29,300	167,419
TBS Holdings, Inc.	12,300	285,230
TechnoPro Holdings, Inc.	13,500	311,240
T-Gaia Corp.	16,100	217,874
THK Co. Ltd.	36,400	699,849
TKC Corp.	5,800	150,236
Toa Corp.	9,100	240,544
Toagosei Co. Ltd.	56,000	536,017
Tocalo Co. Ltd.	15,600	165,939
Toda Corp.	116,800	736,426
Toei Co. Ltd.	1,300	182,446
Toho Co. Ltd.	15,300	498,394
Toho Zinc Co. Ltd.	14,900	115,573
Tokai Carbon Co. Ltd.	71,500	502,850
TOKAI Holdings Corp.	59,700	402,565
Tokai Rika Co. Ltd.	44,469	703,546
Tokai Tokyo Financial Holdings, Inc.	48,100	185,547
Token Corp.	6,250	400,796
Tokushu Tokai Paper Co. Ltd.	5,300	141,451
Tokyo Century Corp.	52,100	578,903
Tokyo Ohka Kogyo Co. Ltd.	18,300	417,981
Tokyo Seimitsu Co. Ltd.	8,400	544,099
Tokyo Steel Manufacturing Co. Ltd.	25,800	311,615
Tokyo Tatemono Co. Ltd.	57,500	886,186
Tokyu Construction Co. Ltd.	57,600	320,626
Tokyu REIT, Inc.	94	109,613
TOMONY Holdings, Inc.	45,000	123,912
Tomy Co. Ltd.	28,600	469,229
Topcon Corp.	27,600	317,086
Topre Corp.	40,700	592,400
Toshiba TEC Corp.	11,900	246,873
Totetsu Kogyo Co. Ltd.	15,300	314,155
Towa Pharmaceutical Co. Ltd.	11,600	202,993
Toyo Construction Co. Ltd.	32,000	281,950
Toyo Tire Corp.	51,600	854,409
SECURITY	NUMBER OF SHARES	VALUE ($)
Toyobo Co. Ltd.	92,300	692,752
Toyota Boshoku Corp.	44,000	725,002
TPR Co. Ltd.	29,200	390,130
Trancom Co. Ltd.	4,200	199,040
Transcosmos, Inc.	13,600	283,984
Trend Micro, Inc.	15,900	909,629
Trusco Nakayama Corp.	19,100	326,312
TSI Holdings Co. Ltd.	53,600	249,097
Tsubaki Nakashima Co. Ltd.	23,500	120,393
Tsubakimoto Chain Co.	22,600	653,602
Tsugami Corp.	17,000	137,286
Tsumura & Co.	21,290	385,183
TV Asahi Holdings Corp.	15,090	179,864
UACJ Corp.	25,030	691,361
Uchida Yoko Co. Ltd.	4,900	253,105
Ulvac, Inc.	14,500	709,680
Unipres Corp.	58,400	407,320
United Arrows Ltd.	15,600	204,580
United Super Markets Holdings, Inc.	65,800	452,457
United Urban Investment Corp.	353	357,422
Ushio, Inc.	30,100	421,678
USS Co. Ltd.	29,473	557,376
UT Group Co. Ltd. *	6,800	108,949
V Technology Co. Ltd.	8,100	148,921
Valor Holdings Co. Ltd.	43,900	750,020
Valqua Ltd.	4,800	145,959
VT Holdings Co. Ltd.	57,600	207,616
Wacoal Holdings Corp.	18,700	436,256
Wacom Co. Ltd.	45,100	207,836
Warabeya Nichiyo Holdings Co. Ltd.	15,600	303,095
Welcia Holdings Co. Ltd.	33,800	570,167
Workman Co. Ltd. (b)	5,900	168,664
World Co. Ltd.	14,500	171,925
Xebio Holdings Co. Ltd.	26,614	176,917
YAMABIKO Corp.	21,900	245,405
Yamaguchi Financial Group, Inc.	40,600	385,906
Yamato Kogyo Co. Ltd.	6,700	370,870
Yamazen Corp.	58,900	503,699
Yaoko Co. Ltd.	7,992	461,121
Yellow Hat Ltd.	18,200	225,952
Yodogawa Steel Works Ltd.	15,000	395,052
Yokogawa Bridge Holdings Corp.	14,200	274,816
Yokowo Co. Ltd.	12,400	120,659
Yondoshi Holdings, Inc.	9,100	123,992
Yoshinoya Holdings Co. Ltd.	12,700	283,214
Yuasa Trading Co. Ltd.	13,800	459,804
Zenkoku Hosho Co. Ltd.	5,900	219,559
Zensho Holdings Co. Ltd.	10,800	528,862
Zeon Corp.	62,500	567,026
ZERIA Pharmaceutical Co. Ltd.	8,000	110,795
Zojirushi Corp.	12,000	116,137
ZOZO, Inc.	10,700	234,293
		201,531,135

Luxembourg 0.0%
Espirito Santo Financial Group SA *(a)	69,773	0

Netherlands 1.5%
Adyen NV *	456	571,909
Allfunds Group PLC	31,117	223,084
AMG Critical Materials NV	3,666	77,799
Arcadis NV	12,665	695,327
ASM International NV	1,712	948,848
Basic-Fit NV *(b)	3,858	111,707
BE Semiconductor Industries NV	4,901	736,514
Corbion NV	12,259	237,388
Eurocommercial Properties NV	9,664	216,512

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ForFarmers NV	60,575	155,658
Fugro NV *	20,641	381,091
IMCD NV	4,766	727,486
JDE Peet's NV	13,363	329,870
Just Eat Takeaway.com NV *	19,839	299,556
Koninklijke BAM Groep NV	161,951	447,112
Koninklijke Heijmans NV	16,088	232,751
Koninklijke Vopak NV	13,893	433,999
OCI NV	16,849	481,275
PostNL NV	254,444	370,776
Sligro Food Group NV	18,389	285,647
TKH Group NV	10,629	428,006
Van Lanschot Kempen NV	5,240	157,764
Wereldhave NV	11,891	178,113
		8,728,192

New Zealand 0.9%
a2 Milk Co. Ltd. *	102,703	323,244
Auckland International Airport Ltd.	62,613	322,826
Chorus Ltd.	74,634	363,135
Contact Energy Ltd.	150,695	743,346
EBOS Group Ltd.	29,661	679,246
Fisher & Paykel Healthcare Corp. Ltd.	41,275	596,136
Freightways Group Ltd.	24,444	126,404
Infratil Ltd.	40,528	261,446
Mainfreight Ltd.	11,464	501,701
Mercury NZ Ltd.	87,192	359,749
Meridian Energy Ltd.	179,370	607,668
Ryman Healthcare Ltd. *	42,535	147,763
		5,032,664

Norway 1.6%
Aker ASA, A Shares	3,180	188,961
Aker Solutions ASA	49,630	184,079
Atea ASA	28,200	375,920
Austevoll Seafood ASA	42,516	308,210
Bakkafrost P	5,229	292,030
Borregaard ASA	13,504	230,347
BW LPG Ltd.	22,045	272,071
BW Offshore Ltd.	58,786	134,818
DNO ASA	282,452	247,514
Elkem ASA	156,415	324,562
Elmera Group ASA	84,382	258,668
Europris ASA	36,040	270,124
Gjensidige Forsikring ASA	27,364	440,136
Grieg Seafood ASA	14,880	93,378
Kongsberg Automotive ASA *	659,928	111,725
Kongsberg Gruppen ASA	6,385	325,401
Leroy Seafood Group ASA	86,326	346,713
Odfjell Drilling Ltd.	39,067	144,848
PGS ASA *	287,218	179,721
Salmar ASA	8,685	482,108
Schibsted ASA, A Shares	8,233	252,563
Schibsted ASA, B Shares	10,311	295,882
SpareBank 1 Nord Norge	27,506	270,947
SpareBank 1 SMN	27,734	377,587
SpareBank 1 SR-Bank ASA	28,571	346,490
Stolt-Nielsen Ltd.	7,958	297,454
Storebrand ASA	75,971	683,067
TGS ASA	26,338	256,473
TOMRA Systems ASA	22,554	226,550
Var Energi ASA	78,310	227,154
Veidekke ASA	35,093	320,324
Wallenius Wilhelmsen ASA	27,340	265,784
		9,031,609

SECURITY	NUMBER OF SHARES	VALUE ($)
Poland 1.4%
Alior Bank SA *	27,621	519,519
Allegro.eu SA *	19,364	146,181
Asseco Poland SA	24,396	444,406
Bank Millennium SA *	93,018	194,748
Bank Polska Kasa Opieki SA	28,502	1,096,360
CCC SA *	12,855	186,802
CD Projekt SA	3,605	94,101
Cyfrowy Polsat SA *	163,590	442,831
Dino Polska SA *	2,105	227,188
Enea SA *	229,447	545,578
Grupa Azoty SA *	42,144	251,472
Grupa Kety SA	2,329	396,123
Jastrzebska Spolka Weglowa SA *	32,294	347,847
Kernel Holding SA *	140,725	363,046
KRUK SA	1,641	185,796
LPP SA	110	427,731
mBank SA *	1,695	225,305
Orange Polska SA	313,964	670,614
Pepco Group NV *	19,668	107,688
Santander Bank Polska SA	4,154	503,125
Tauron Polska Energia SA *	868,854	794,235
		8,170,696

Portugal 0.3%
CTT-Correios de Portugal SA	33,766	133,977
EDP Renovaveis SA	14,255	230,835
Navigator Co. SA	80,138	330,211
NOS SGPS SA	91,929	325,861
REN - Redes Energeticas Nacionais SGPS SA	96,986	238,292
Sonae SGPS SA	523,895	506,465
		1,765,641

Republic of Korea 7.5%
AJ Networks Co. Ltd. *	32,051	115,691
AMOREPACIFIC Group *	16,771	308,177
Asia Paper Manufacturing Co. Ltd.	3,989	127,902
Asiana Airlines, Inc. *	30,929	281,061
BGF retail Co. Ltd. *	2,456	259,938
BH Co. Ltd.	7,458	101,557
Celltrion, Inc.	6,001	805,278
Cheil Worldwide, Inc.	25,775	354,751
Chong Kun Dang Pharmaceutical Corp. *	2,426	199,866
CJ ENM Co. Ltd. *	7,766	414,834
CJ Logistics Corp. *	7,484	761,633
Com2uSCorp	3,777	128,742
Cosmax, Inc.	1,592	138,134
Daeduck Electronics Co. Ltd. *	9,627	173,295
Daehan Flour Mill Co. Ltd. *	1,272	125,103
Daesang Corp. *	19,193	267,135
Daesang Holdings Co. Ltd. *	21,466	157,459
Daewoo Engineering & Construction Co. Ltd. *	148,761	437,472
Daou Technology, Inc. *	20,240	301,202
DB HiTek Co. Ltd. *	7,315	271,184
DGB Financial Group, Inc. *	98,052	661,637
DL Holdings Co. Ltd. *	7,017	295,286
Dongjin Semichem Co. Ltd.	4,379	126,070
Dongkuk CM Co. Ltd. *	23,437	116,033
Dongkuk Holdings Co. Ltd. *	10,451	58,424
Dongkuk Steel Mill Co. Ltd. *	36,889	314,136
Doosan Bobcat, Inc.	7,441	283,383
Doosan Co. Ltd. *	5,710	386,111
Easy Holdings Co. Ltd.	56,534	120,951
Fila Holdings Corp.	18,254	556,090

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Gradiant Corp. *	12,044	119,424
Green Cross Corp. *	1,345	108,603
Green Cross Holdings Corp. *	11,593	128,342
GS Global Corp. *	60,823	116,830
GS Retail Co. Ltd. *	27,298	455,585
Handsome Co. Ltd. *	12,131	169,292
Hanmi Pharm Co. Ltd.	605	146,783
Hanon Systems	52,702	245,975
Hansae Co. Ltd.	6,890	105,762
Hanshin Construction Co. Ltd. *	20,779	114,582
Hansol Chemical Co. Ltd. *	1,028	153,867
Hansol Paper Co. Ltd.	23,571	188,989
Hanssem Co. Ltd.	3,600	128,736
Hanwha Aerospace Co. Ltd. *	5,365	554,061
Hanwha General Insurance Co. Ltd. *	113,210	369,035
Hanwha Life Insurance Co. Ltd. *	306,975	696,889
Hanwha Ocean Co. Ltd. *	16,937	278,338
Harim Holdings Co. Ltd. *	50,701	284,931
HD Hyundai Construction Equipment Co. Ltd.	5,910	224,813
HD Hyundai Heavy Industries Co. Ltd.	1,480	126,104
HD Hyundai Infracore Co. Ltd.	38,337	221,045
HDC Hyundai Development Co-Engineering & Construction, Class E *	54,247	726,252
Hite Jinro Co. Ltd. *	10,332	162,279
HL Mando Co. Ltd. *	17,975	471,857
Hotel Shilla Co. Ltd.	5,327	232,033
Hyosung Advanced Materials Corp. *	728	177,874
Hyosung Chemical Corp. *	2,014	104,322
Hyosung Corp. *	4,972	233,827
Hyosung Heavy Industries Corp. *	2,348	300,675
Hyosung TNC Corp. *	2,332	524,496
HYUNDAI Corp. *	10,390	142,280
Hyundai Department Store Co. Ltd. *	9,476	381,051
Hyundai Elevator Co. Ltd. *	6,884	209,486
Hyundai GF Holdings *	38,036	117,048
Hyundai Green Food *	19,919	175,167
Hyundai Mipo Dockyard Co. Ltd.	4,112	207,276
Hyundai Rotem Co. Ltd. *	6,923	145,995
Hyundai Wia Corp. *	13,872	603,123
Innocean Worldwide, Inc.	8,876	144,301
INTOPS Co. Ltd.	5,749	123,427
IS Dongseo Co. Ltd. *	5,967	113,569
JB Financial Group Co. Ltd.	59,260	508,479
Kakao Corp. *	13,358	522,375
Kangwon Land, Inc. *	21,485	241,053
KCC Corp.	2,043	376,286
KCC Glass Corp.	5,970	178,476
KEPCO Plant Service & Engineering Co. Ltd. *	8,602	218,531
KG Chemical Corp.	27,998	133,666
KISWIRE Ltd. *	9,121	143,005
KIWOOM Securities Co. Ltd. *	3,563	257,533
Kolmar Korea Co. Ltd.	3,371	123,185
Kolon Corp. *	13,140	166,406
Kolon Industries, Inc. *	15,354	467,052
Korea Aerospace Industries Ltd. *	5,966	224,780
Korea Electric Terminal Co. Ltd.	3,507	182,314
Korea Investment Holdings Co. Ltd. *	14,777	678,504
Korea Line Corp. *	77,760	118,273
Korea Petrochemical Ind Co. Ltd. *	2,905	288,529
Korean Reinsurance Co. *	67,470	381,869
Krafton, Inc. *	2,416	387,421
Kukdo Chemical Co. Ltd. *	3,534	104,192
Kumho Tire Co., Inc. *	43,295	191,333
KUMHOE&C Co. Ltd. *	36,068	140,586
Kwang Dong Pharmaceutical Co. Ltd. *	27,671	150,177
Kyeryong Construction Industrial Co. Ltd.	9,509	102,645
SECURITY	NUMBER OF SHARES	VALUE ($)
LG Energy Solution Ltd. *	1,210	343,447
Lotte Chilsung Beverage Co. Ltd. *	1,246	127,959
Lotte Corp. *	13,012	282,643
LOTTE Fine Chemical Co. Ltd. *	7,886	293,416
Lotte Rental Co. Ltd. *	11,375	226,893
LS Corp. *	10,564	718,652
LS Electric Co. Ltd. *	5,715	300,465
LX Hausys Ltd.	9,191	266,671
LX International Corp. *	26,547	558,178
LX Semicon Co. Ltd.	2,910	168,502
Mcnex Co. Ltd.	6,369	121,670
Meritz Financial Group, Inc. *	23,627	1,213,012
Mirae Asset Securities Co. Ltd. *	80,606	473,940
NCSoft Corp. *	3,090	456,052
Netmarble Corp. *	3,180	138,617
Nexen Tire Corp. *	24,672	149,350
NH Investment & Securities Co. Ltd. *	45,131	358,084
NHN Corp. *	7,825	145,097
NongShim Co. Ltd.	1,049	297,029
OCI Co. Ltd.	1,901	130,680
OCI Holdings Co. Ltd.	4,521	352,627
Orion Corp.	4,205	290,839
Orion Holdings Corp.	14,456	155,494
Pan Ocean Co. Ltd. *	74,182	202,050
Partron Co. Ltd.	28,550	170,580
Poongsan Corp. *	14,563	424,941
POSCO Future M Co. Ltd. *	515	97,008
S-1 Corp.	8,212	350,741
Samchully Co. Ltd. *	2,249	158,773
Samsung Card Co. Ltd. *	13,605	336,065
Samsung Engineering Co. Ltd. *	27,615	460,604
Samsung Heavy Industries Co. Ltd. *	77,854	424,313
Samsung Securities Co. Ltd.	17,303	486,355
SAMT Co. Ltd.	63,682	127,318
Samyang Corp. *	3,789	135,792
Samyang Holdings Corp. *	5,478	277,323
SD Biosensor, Inc. *	13,416	104,388
SeAH Besteel Holdings Corp. *	11,342	185,859
SeAH Steel Corp.	1,054	101,226
SeAH Steel Holdings Corp. *	965	157,209
Sebang Global Battery Co. Ltd. *	4,533	195,797
Seegene, Inc.	9,414	178,184
Seohan Co. Ltd. *	150,655	102,536
Seohee Construction Co. Ltd.	168,184	160,117
Seoul Semiconductor Co. Ltd. *	20,901	162,519
Seoyon E-Hwa Co. Ltd. *	10,880	136,563
SFA Engineering Corp.	9,436	190,982
Shinsegae, Inc.	4,360	562,476
SIMMTECH Co. Ltd.	4,845	121,739
SK Chemicals Co. Ltd.	4,352	209,780
SK Discovery Co. Ltd.	12,209	354,934
SK Gas Ltd.	2,245	256,422
SK Networks Co. Ltd. *	174,533	851,611
SKC Co. Ltd. *	3,701	212,189
SL Corp. *	6,417	153,580
SNT Motiv Co. Ltd.	3,708	122,949
Songwon Industrial Co. Ltd. *	8,620	98,190
Soulbrain Co. Ltd. *	1,042	210,108
SSANGYONG C&E Co. Ltd.	33,466	151,079
Sungwoo Hitech Co. Ltd. *	38,153	236,243
TKG Huchems Co. Ltd. *	9,120	141,539
Unid Co. Ltd.	2,582	144,134
WONIK IPS Co. Ltd. *	7,178	162,279
Young Poong Corp. *	448	176,659
Youngone Corp. *	11,122	399,281
Youngone Holdings Co. Ltd.	3,887	235,599
Yuhan Corp. *	6,411	283,361
		43,150,241

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Singapore 1.3%
CapitaLand Ascendas REIT	258,121	559,407
CapitaLand Ascott Trust	221,304	157,775
CapitaLand China Trust	165,600	102,861
CapitaLand Integrated Commercial Trust	311,301	464,077
CapitaLand Investment Ltd.	194,998	428,077
City Developments Ltd.	71,000	322,254
First Resources Ltd.	120,200	132,290
Frasers Logistics & Commercial Trust	152,800	127,197
Genting Singapore Ltd.	780,200	585,933
Hutchison Port Holdings Trust, Class U	2,890,700	432,903
Keppel Infrastructure Trust	763,615	286,970
Manulife U.S. Real Estate Investment Trust	1,103,500	65,665
Mapletree Industrial Trust	128,266	233,618
Mapletree Logistics Trust	189,132	217,478
Mapletree Pan Asia Commercial Trust	121,692	131,782
Netlink NBN Trust	274,200	172,716
Olam Group Ltd.	504,300	335,129
SATS Ltd. *	110,649	225,916
Seatrium Ltd. *	1,505,460	111,725
Sembcorp Industries Ltd.	124,400	523,536
Singapore Exchange Ltd.	68,500	478,310
Singapore Technologies Engineering Ltd.	232,200	643,412
Suntec Real Estate Investment Trust	186,300	164,695
UOL Group Ltd.	85,801	398,423
		7,302,149

Spain 1.3%
Abengoa SA, B Shares *(a)	66,135,341	71
Almirall SA	12,448	118,080
Applus Services SA	38,012	459,680
Atresmedia Corp. de Medios de Comunicacion SA	29,943	120,351
Bankinter SA	88,384	545,693
Caja de Ahorros del Mediterraneo *(a)	5,382	0
Cellnex Telecom SA *	15,701	604,133
Cia de Distribucion Integral Logista Holdings SA	11,649	329,492
CIE Automotive SA	10,150	267,786
Construcciones y Auxiliar de Ferrocarriles SA	5,634	202,489
Corp. ACCIONA Energias Renovables SA	4,537	117,894
Ebro Foods SA	26,714	444,595
Ence Energia y Celulosa SA	33,576	106,162
Faes Farma SA	55,957	183,885
Fluidra SA	14,539	314,758
Gestamp Automocion SA	83,151	275,819
Indra Sistemas SA	20,770	368,755
Inmobiliaria Colonial Socimi SA	33,991	204,364
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	192,433	201,100
Melia Hotels International SA *	20,724	140,220
Merlin Properties Socimi SA	64,089	652,632
Obrascon Huarte Lain SA *	280,346	122,823
Prosegur Compania de Seguridad SA	178,750	338,224
Sacyr SA	121,838	401,669
Sacyr SA *(a)	2,436	8,031
Unicaja Banco SA	158,460	151,511
Vidrala SA	2,902	290,869
Viscofan SA	6,430	376,630
		7,347,716

Sweden 4.0%
AAK AB	25,894	583,601
AddLife AB, B Shares	13,031	140,454
AddTech AB, B Shares	10,705	220,841
SECURITY	NUMBER OF SHARES	VALUE ($)
AFRY AB	30,394	419,715
Ambea AB	38,193	193,963
Arjo AB, B Shares	59,949	280,596
Attendo AB *	52,863	206,999
Avanza Bank Holding AB	6,105	122,634
Axfood AB	19,173	485,099
Beijer Alma AB	6,580	115,962
Beijer Ref AB	16,471	224,252
Betsson AB, Class B	27,675	301,190
Bilia AB, A Shares	39,578	478,474
Billerud Aktiebolag	75,192	668,614
Bonava AB, B Shares *(b)	180,891	203,945
Bravida Holding AB	47,832	362,697
Byggmax Group AB *	53,836	186,559
Castellum AB *	40,203	517,569
Clas Ohlson AB, B Shares	19,028	270,779
Cloetta AB, B Shares	82,749	148,933
Coor Service Management Holding AB	43,266	182,306
Dometic Group AB	84,880	675,467
Dustin Group AB *	123,351	138,563
Electrolux Professional AB, B Shares	29,071	154,467
Elekta AB, B Shares	61,756	465,993
EQT AB	10,729	288,097
Evolution AB	3,465	404,586
Fabege AB	25,789	241,537
Fastighets AB Balder, B Shares *	46,956	311,661
Getinge AB, B Shares	36,834	787,405
Granges AB	35,510	352,105
Hexpol AB	48,621	556,543
Holmen AB, B Shares	16,335	643,751
Indutrade AB	22,084	536,510
Instalco AB	29,039	116,118
Intrum AB (b)	67,463	399,592
Investment AB Latour, B Shares	8,193	206,059
Inwido AB	16,362	199,869
JM AB	35,367	575,912
Kinnevik AB, B Shares *	59,715	641,579
L E Lundbergforetagen AB, B Shares	9,174	478,340
Lagercrantz Group AB, B Shares	10,823	141,497
Lifco AB, B Shares	12,358	298,160
Lindab International AB	16,502	313,351
Loomis AB	20,772	568,695
MEKO AB	16,419	166,767
Mycronic AB	7,201	200,287
NCC AB, B Shares	53,192	679,266
New Wave Group AB, B Shares	17,752	157,662
Nibe Industrier AB, B Shares	71,185	425,343
Nobia AB *	250,007	265,430
Nolato AB, B Shares	40,202	194,695
Pandox AB	12,348	169,319
Peab AB, B Shares	149,954	740,314
Ratos AB, B Shares	107,625	354,763
Resurs Holding AB	84,277	115,813
Saab AB, B Shares	11,194	720,792
Sagax AB, B Shares	5,277	128,238
Samhallsbyggnadsbolaget i Norden AB	367,018	168,166
Samhallsbyggnadsbolaget i Norden AB, D Shares	4,738	2,631
Scandi Standard AB	29,491	179,950
Scandic Hotels Group AB *	39,325	181,177
Sinch AB *	56,312	172,934
Storskogen Group AB, B Shares	331,588	228,896
Sweco AB, B Shares	30,308	355,264
Swedish Orphan Biovitrum AB *	16,490	462,843
Tethys Oil AB	26,761	105,441
Thule Group AB	16,551	421,142

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Viaplay Group AB, B Shares *(b)	47,073	10,786
Wihlborgs Fastigheter AB	28,211	252,196
		22,671,154

Switzerland 2.6%
Accelleron Industries AG	7,589	242,846
Allreal Holding AG	2,174	386,692
ALSO Holding AG	1,212	354,833
ams-OSRAM AG *	223,676	523,500
Arbonia AG	19,552	226,402
Aryzta AG *	103,548	185,856
Autoneum Holding AG *	1,306	194,061
Avolta AG *	16,506	630,609
Banque Cantonale Vaudoise	2,555	327,133
Belimo Holding AG	565	263,454
BKW AG	1,868	296,766
Bucher Industries AG	1,337	566,308
Burckhardt Compression Holding AG	227	126,999
Bystronic AG	496	248,526
Cembra Money Bank AG	4,703	362,611
Clariant AG	48,464	620,420
Comet Holding AG	482	158,922
Daetwyler Holding AG	831	168,968
dormakaba Holding AG	712	356,669
Emmi AG	312	326,859
EMS-Chemie Holding AG	646	487,675
Flughafen Zurich AG	1,822	375,926
Forbo Holding AG	212	249,264
Huber & Suhner AG	3,547	254,401
Implenia AG	3,919	139,129
Inficon Holding AG	154	233,753
Interroll Holding AG	50	146,040
Kardex Holding AG	580	147,310
Komax Holding AG	422	81,150
Landis+Gyr Group AG	4,193	343,811
Mobimo Holding AG	757	223,647
OC Oerlikon Corp. AG	84,603	368,686
PSP Swiss Property AG	2,704	359,894
Schweiter Technologies AG	385	211,224
SFS Group AG	2,973	356,937
Siegfried Holding AG	243	242,064
SIG Group AG	27,970	585,474
Softwareone Holding AG	15,828	296,657
St Galler Kantonalbank AG	244	141,212
Stadler Rail AG	6,930	221,217
Straumann Holding AG	3,070	466,337
Sulzer AG	2,901	280,243
Tecan Group AG	724	276,361
Temenos AG	5,273	536,635
u-blox Holding AG	1,110	109,398
Valiant Holding AG	2,035	243,837
VAT Group AG	1,073	499,512
Vontobel Holding AG	4,260	280,602
Zehnder Group AG	2,496	148,752
		14,875,582

United Kingdom 10.0%
4imprint Group PLC	2,552	175,001
888 Holdings PLC *	128,004	125,882
AG Barr PLC	18,345	132,052
Airtel Africa PLC	353,685	502,299
Ashmore Group PLC	91,445	245,915
ASOS PLC *(b)	69,977	326,848
Assura PLC	224,307	126,611
Auto Trader Group PLC	47,533	437,298
Babcock International Group PLC	43,300	247,470
Bank of Georgia Group PLC	4,248	204,303
SECURITY	NUMBER OF SHARES	VALUE ($)
Beazley PLC	53,555	368,649
Big Yellow Group PLC	11,101	160,521
Bodycote PLC	51,393	414,387
British Land Co. PLC	142,028	682,689
Britvic PLC	43,725	489,017
C&C Group PLC	148,684	289,424
Capita PLC *	511,599	123,575
Card Factory PLC *	156,403	185,128
Carnival PLC *	20,652	310,279
Centamin PLC	487,664	594,084
Chemring Group PLC	49,176	219,369
Clarkson PLC	3,516	158,182
Close Brothers Group PLC	43,284	297,515
Coats Group PLC	325,063	294,958
Computacenter PLC	18,086	660,740
ConvaTec Group PLC	201,658	613,721
Cranswick PLC	16,355	834,042
Crest Nicholson Holdings PLC	150,517	399,431
Deliveroo PLC, Class A *(b)	95,957	142,887
Derwent London PLC	11,112	299,489
DFS Furniture PLC	119,937	175,708
Diploma PLC	7,336	302,403
DiscoverIE Group PLC	14,293	141,108
Diversified Energy Co. PLC	6,137	70,780
Domino's Pizza Group PLC	36,003	158,997
Dr Martens PLC	120,539	135,721
Drax Group PLC	106,422	686,751
Dunelm Group PLC	16,970	233,761
easyJet PLC *	75,644	529,587
Elementis PLC *	153,707	275,471
Endeavour Mining PLC	18,584	330,124
EnQuest PLC *	1,383,748	226,218
Essentra PLC	158,932	348,447
FDM Group Holdings PLC	18,921	110,182
Ferrexpo PLC	517,934	569,736
Forterra PLC	85,159	178,287
Frasers Group PLC *	25,379	259,665
Fresnillo PLC	47,350	316,709
Future PLC	10,113	90,624
Games Workshop Group PLC	2,508	314,819
Genuit Group PLC	56,961	304,621
Genus PLC	6,163	179,007
Grafton Group PLC	71,568	881,495
Grainger PLC	71,158	237,350
Great Portland Estates PLC	25,686	135,152
Greencore Group PLC *	275,724	357,811
Greggs PLC	13,412	451,787
Gulf Keystone Petroleum Ltd.	73,601	97,594
Halfords Group PLC	148,731	336,373
Halma PLC	26,973	746,588
Hammerson PLC	502,652	171,533
Harbour Energy PLC	188,959	664,122
Hargreaves Lansdown PLC	46,215	445,948
Hikma Pharmaceuticals PLC	32,449	791,660
Hill & Smith PLC	13,168	311,695
Hilton Food Group PLC	28,143	280,332
Hiscox Ltd.	26,362	347,115
Hochschild Mining PLC *	207,420	272,702
Howden Joinery Group PLC	82,814	838,648
Hunting PLC	70,483	293,426
Ibstock PLC	107,982	209,921
IG Group Holdings PLC	86,756	779,601
Indivior PLC *	7,553	132,763
InterContinental Hotels Group PLC	10,562	1,000,782
Intermediate Capital Group PLC	34,637	780,895
International Consolidated Airlines Group SA *	244,657	456,705
Investec PLC	90,053	586,291
IWG PLC *	312,881	741,462

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
J D Wetherspoon PLC *	19,778	210,543
JD Sports Fashion PLC	334,264	493,947
Jupiter Fund Management PLC	300,396	300,937
Just Group PLC	424,617	457,533
Keller Group PLC	48,045	532,156
Kier Group PLC *	259,942	421,005
Lancashire Holdings Ltd.	19,351	148,858
LondonMetric Property PLC	58,433	142,775
Mapeley Ltd. *(a)	2,199	0
Marshalls PLC	55,895	198,343
Marston's PLC *	322,847	128,536
Mitchells & Butlers PLC *	94,912	312,974
Mitie Group PLC	279,767	366,603
Mobico Group PLC	497,796	538,674
Molten Ventures PLC *	44,755	135,329
Moneysupermarket.com Group PLC	91,299	294,577
Morgan Advanced Materials PLC	83,928	288,241
Morgan Sindall Group PLC	18,471	530,198
NCC Group PLC	81,371	124,983
Ninety One PLC	53,887	120,534
Ocado Group PLC *	40,365	276,497
OSB Group PLC	75,099	427,334
Oxford Instruments PLC	4,807	135,240
Pagegroup PLC	95,948	557,634
Paragon Banking Group PLC	41,301	367,851
Pennon Group PLC	81,822	728,510
Petrofac Ltd. *(b)	410,864	159,097
Pets at Home Group PLC	110,120	391,033
Playtech PLC *	68,252	384,387
Plus500 Ltd.	31,569	713,992
Premier Foods PLC	165,002	297,350
Primary Health Properties PLC	100,544	123,788
QinetiQ Group PLC	101,464	458,234
Quilter PLC	381,015	505,992
Rathbones Group PLC	7,635	159,713
Reach PLC	193,818	151,189
Redde Northgate PLC	114,760	516,296
Redrow PLC	114,520	869,955
Renewi PLC *	22,916	170,473
Renishaw PLC	3,623	160,233
RHI Magnesita NV	6,922	295,099
Rightmove PLC	41,759	295,536
Rolls-Royce Holdings PLC *	333,582	1,266,427
Rotork PLC	117,861	464,620
RS Group PLC	75,964	752,724
Sabre Insurance Group PLC	89,475	174,839
Safestore Holdings PLC	15,455	160,952
Saga PLC *	121,123	210,601
Savills PLC	38,533	494,677
Schroders PLC	132,266	676,686
Segro PLC	55,108	612,033
Serco Group PLC	345,391	753,692
Sirius Real Estate Ltd.	139,843	160,919
Softcat PLC	11,210	205,425
Speedy Hire PLC	368,562	131,716
Spirax-Sarco Engineering PLC	5,418	681,914
Spire Healthcare Group PLC	62,106	186,129
Spirent Communications PLC	116,293	173,482
SSP Group PLC *	128,806	366,579
SThree PLC	54,616	282,612
Synthomer PLC *	76,876	153,498
TBC Bank Group PLC	6,550	241,969
Telecom Plus PLC	10,884	200,555
THG PLC *	215,692	179,857
TI Fluid Systems PLC	255,372	463,100
TP ICAP Group PLC	283,995	672,859
Tritax Big Box REIT PLC	110,693	231,745
TT Electronics PLC	56,745	104,993
TUI AG *	76,389	526,290
SECURITY	NUMBER OF SHARES	VALUE ($)
Tullow Oil PLC *	454,382	178,097
Tyman PLC	74,019	287,510
UNITE Group PLC	14,959	191,114
Vanquis Banking Group PLC	126,984	190,216
Vesuvius PLC	87,881	529,140
Victrex PLC	17,758	306,739
Videndum PLC	21,672	89,948
Virgin Money U.K. PLC	142,375	281,201
Vistry Group PLC	63,537	803,699
Watches of Switzerland Group PLC *	24,974	117,614
Weir Group PLC	34,419	791,152
WH Smith PLC	10,793	164,930
Wickes Group PLC	141,069	279,902
Workspace Group PLC	21,566	141,855
XP Power Ltd.	4,598	81,557
		57,207,989
Total Common Stocks (Cost $468,819,008)		566,626,603

PREFERRED STOCKS 0.2% OF NET ASSETS

Germany 0.2%
Draegerwerk AG & Co. KGaA	7,586	389,931
Sartorius AG	681	248,431
Sixt SE	3,507	240,177
		878,539

Italy 0.0%
Danieli & C Officine Meccaniche S.p.A. - RSP	8,903	216,088
Total Preferred Stocks (Cost $817,222)		1,094,627

RIGHTS 0.0% OF NET ASSETS

Sweden 0.0%
Viaplay Group AB
expires 02/02/24, strike 1.00 *(a)(b)	517,803	8,349
Total Rights (Cost $237,329)		8,349

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)	9,173	19,295
Total Warrants (Cost $0)		19,295

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% (c)(d)	3,881,679	3,881,679
Total Short-Term Investments (Cost $3,881,679)		3,881,679
Total Investments in Securities (Cost $473,755,238)		571,630,553

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/15/24	33	3,684,450	(10,504)

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(b)	All or a portion of this security is on loan. Securities on loan were valued at $3,595,273.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$210,259,327	$—	$210,259,327
Australia	337,784	31,227,969	0 *	31,565,753
Austria	647,644	2,857,270	—	3,504,914
Belgium	851,049	5,066,362	—	5,917,411
Canada	45,479,170	—	—	45,479,170
Denmark	341,049	8,439,254	—	8,780,303
Finland	180,750	5,020,911	—	5,201,661
France	599,647	18,812,075	—	19,411,722
Germany	1,469,508	19,108,274	—	20,577,782
Hong Kong	666,948	13,101,593	0 *	13,768,541
Ireland	1,089,799	930,626	—	2,020,425
Israel	580,674	7,793,008	—	8,373,682
Italy	826,485	14,383,986	0 *	15,210,471
Luxembourg	—	—	0 *	0
New Zealand	1,915,460	3,117,204	—	5,032,664
Norway	2,252,355	6,779,254	—	9,031,609
Poland	790,777	7,379,919	—	8,170,696
Portugal	325,861	1,439,780	—	1,765,641
Republic of Korea	454,208	42,696,033	—	43,150,241
Singapore	172,716	7,129,433	—	7,302,149
Spain*	1,482,005	5,857,609	8,102	7,347,716
Sweden	2,035,828	20,635,326	—	22,671,154
Switzerland	243,837	14,631,745	—	14,875,582
United Kingdom	18,310,066	38,897,923	0 *	57,207,989
Preferred Stocks	—	1,094,627	—	1,094,627
Rights
Sweden	—	—	8,349	8,349
Warrants
Italy	—	—	19,295	19,295
Short-Term Investments[1]	3,881,679	—	—	3,881,679
Liabilities
Futures Contracts[2]	(10,504)	—	—	(10,504)
Total	$84,924,795	$486,659,508	$35,746	$571,620,049

*	Level 3 amount shown includes securities determined to have no value at January 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of January 31, 2024 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 94.5% OF NET ASSETS

Brazil 8.3%
Ambev SA	801,219	2,115,280
B3 SA - Brasil Bolsa Balcao	501,457	1,324,898
Banco Bradesco SA	434,989	1,201,084
Banco do Brasil SA	298,516	3,401,265
Banco Santander Brasil SA	152,245	880,393
BRF SA *	426,302	1,200,330
Centrais Eletricas Brasileiras SA	244,114	2,010,797
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	81,898	1,303,584
Cia Energetica de Minas Gerais	39,377	119,218
Cia Siderurgica Nacional SA	321,015	1,148,796
Equatorial Energia SA	137,337	982,127
Itau Unibanco Holding SA	106,100	597,273
JBS SA	1,236,245	5,846,363
Natura & Co. Holding SA *	268,381	866,724
Petroleo Brasileiro SA	1,706,332	14,520,216
Suzano SA	120,769	1,258,295
Telefonica Brasil SA	172,862	1,791,981
Ultrapar Participacoes SA	481,258	2,736,363
Vale SA	1,267,934	17,341,193
Vibra Energia SA	977,601	4,686,344
		65,332,524

Chile 0.5%
Banco de Chile	7,478,198	837,023
Cencosud SA	709,580	1,234,859
Empresas CMPC SA	455,346	741,933
Empresas Copec SA	229,288	1,457,673
		4,271,488

China 30.7%
Agile Group Holdings Ltd. *(a)	6,276,000	547,558
Agricultural Bank of China Ltd., A Shares	2,382,600	1,289,339
Agricultural Bank of China Ltd., H Shares	12,177,600	4,715,056
Alibaba Group Holding Ltd.	1,614,692	14,482,130
Aluminum Corp. of China Ltd., A Shares	332,800	264,159
Aluminum Corp. of China Ltd., H Shares	1,584,000	771,980
Anhui Conch Cement Co. Ltd., A Shares	167,900	539,861
Anhui Conch Cement Co. Ltd., H Shares	778,500	1,559,282
ANTA Sports Products Ltd.	75,400	636,410
BAIC Motor Corp. Ltd., H Shares	5,279,000	1,403,956
Baidu, Inc., A Shares *	258,400	3,345,558
Bank of China Ltd., A Shares	1,116,400	671,188
Bank of China Ltd., H Shares	31,065,234	11,657,854
Bank of Communications Co. Ltd., A Shares	1,095,600	915,639
Bank of Communications Co. Ltd., H Shares	3,255,000	1,925,674
Baoshan Iron & Steel Co. Ltd., A Shares	850,700	728,620
Beijing Enterprises Holdings Ltd.	230,500	834,254
BYD Co. Ltd., A Shares	6,200	147,641
BYD Co. Ltd., H Shares	29,500	660,510
SECURITY	NUMBER OF SHARES	VALUE ($)
China Cinda Asset Management Co. Ltd., H Shares	7,424,000	712,307
China CITIC Bank Corp. Ltd., A Shares	322,100	280,927
China CITIC Bank Corp. Ltd., H Shares	4,583,000	2,271,342
China Communications Services Corp. Ltd., H Shares	2,028,000	835,066
China Construction Bank Corp., A Shares	291,200	278,239
China Construction Bank Corp., H Shares	45,214,960	26,851,502
China Everbright Bank Co. Ltd., A Shares	1,665,000	730,261
China Everbright Bank Co. Ltd., H Shares	1,658,000	492,237
China Everbright Environment Group Ltd.	2,443,000	852,071
China Gas Holdings Ltd.	1,169,400	1,066,169
China Hongqiao Group Ltd.	1,221,500	895,499
China Jinmao Holdings Group Ltd.	6,154,000	491,021
China Life Insurance Co. Ltd., H Shares	758,000	873,854
China Mengniu Dairy Co. Ltd.	438,000	970,485
China Merchants Bank Co. Ltd., A Shares	306,100	1,309,846
China Merchants Bank Co. Ltd., H Shares	895,650	3,264,989
China Minsheng Banking Corp. Ltd., A Shares	1,695,800	932,053
China Minsheng Banking Corp. Ltd., H Shares	4,594,910	1,528,239
China National Building Material Co. Ltd., H Shares	6,780,000	2,391,604
China Overseas Land & Investment Ltd.	1,788,000	2,704,868
China Pacific Insurance Group Co. Ltd., A Shares	104,000	360,936
China Pacific Insurance Group Co. Ltd., H Shares	625,600	1,151,087
China Petroleum & Chemical Corp., A Shares	1,938,100	1,608,934
China Petroleum & Chemical Corp., H Shares	23,288,400	12,114,698
China Railway Group Ltd., A Shares	771,500	678,213
China Railway Group Ltd., H Shares	2,350,000	1,074,743
China Resources Building Materials Technology Holdings Ltd.	2,344,000	375,460
China Resources Gas Group Ltd.	226,600	642,633
China Resources Land Ltd.	799,000	2,425,808
China Resources Power Holdings Co. Ltd.	622,000	1,258,368
China Shenhua Energy Co. Ltd., A Shares	144,600	748,755
China Shenhua Energy Co. Ltd., H Shares	953,500	3,617,278
China State Construction Engineering Corp. Ltd., A Shares	1,763,500	1,263,659
China Taiping Insurance Holdings Co. Ltd.	868,400	720,880
China Tower Corp. Ltd., H Shares	15,728,000	1,749,603
China United Network Communications Ltd., A Shares	1,125,350	707,305
China Vanke Co. Ltd., A Shares	398,300	533,088
China Vanke Co. Ltd., H Shares	1,364,300	1,073,427
CITIC Ltd.	2,770,000	2,673,587
COSCO SHIPPING Holdings Co. Ltd., A Shares	295,800	409,376
COSCO SHIPPING Holdings Co. Ltd., H Shares	977,000	1,026,463

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Country Garden Holdings Co. Ltd. *(a)	27,555,289	2,234,893
CRRC Corp. Ltd., A Shares	499,130	394,811
CRRC Corp. Ltd., H Shares	1,157,000	537,766
CSPC Pharmaceutical Group Ltd.	1,170,000	860,757
Dongfeng Motor Group Co. Ltd., H Shares	2,101,000	811,345
ENN Energy Holdings Ltd.	144,800	1,077,869
Fosun International Ltd.	1,722,500	903,926
GCL Technology Holdings Ltd.	3,997,000	459,906
Geely Automobile Holdings Ltd.	1,652,000	1,565,862
Guangdong Investment Ltd.	920,000	534,858
Guangzhou R&F Properties Co. Ltd., H Shares *	7,816,546	1,026,031
Haier Smart Home Co. Ltd., A Shares	73,500	228,656
Haier Smart Home Co. Ltd., H Shares	406,200	1,147,784
Hengan International Group Co. Ltd.	226,000	699,807
Huaneng Power International, Inc., A Shares *	171,400	208,668
Huaneng Power International, Inc., H Shares *	1,368,000	771,436
Industrial & Commercial Bank of China Ltd., A Shares	2,017,200	1,450,916
Industrial & Commercial Bank of China Ltd., H Shares	32,590,172	15,875,642
Industrial Bank Co. Ltd., A Shares	515,500	1,129,164
JD.com, Inc., A Shares	531,321	5,991,247
Jiangxi Copper Co. Ltd., A Shares	121,700	305,034
Jiangxi Copper Co. Ltd., H Shares	955,000	1,335,596
Kingboard Holdings Ltd.	589,000	1,048,364
Kunlun Energy Co. Ltd.	2,262,000	2,026,519
Kweichow Moutai Co. Ltd., A Shares	3,100	692,908
Legend Holdings Corp., H Shares	929,500	740,782
Longfor Group Holdings Ltd.	917,500	1,017,330
Lufax Holding Ltd.	145,703	345,316
Meituan, B Shares *	101,170	813,733
NetEase, Inc.	140,643	2,733,834
New China Life Insurance Co. Ltd., A Shares	32,000	136,096
New China Life Insurance Co. Ltd., H Shares	243,400	434,380
Nine Dragons Paper Holdings Ltd. *(a)	1,330,000	492,747
People's Insurance Co. Group of China Ltd., A Shares	163,900	116,376
People's Insurance Co. Group of China Ltd., H Shares	2,008,000	624,243
PetroChina Co. Ltd., A Shares	937,400	1,090,559
PetroChina Co. Ltd., H Shares	11,536,000	8,344,747
PICC Property & Casualty Co. Ltd., H Shares	2,478,000	3,082,296
Ping An Bank Co. Ltd., A Shares	447,400	589,228
Ping An Insurance Group Co. of China Ltd., A Shares	230,000	1,299,452
Ping An Insurance Group Co. of China Ltd., H Shares	2,016,500	8,476,441
Postal Savings Bank of China Co. Ltd., A Shares	384,400	253,255
Postal Savings Bank of China Co. Ltd., H Shares	3,072,000	1,477,353
SAIC Motor Corp. Ltd., A Shares	457,700	871,257
Seazen Group Ltd. *	5,090,000	699,932
Shanghai Pudong Development Bank Co. Ltd., A Shares	1,196,800	1,137,971
Shenzhou International Group Holdings Ltd.	85,200	758,740
Sinopharm Group Co. Ltd., H Shares	796,000	2,093,069
Sunny Optical Technology Group Co. Ltd.	89,100	547,643
Tencent Holdings Ltd.	413,300	14,346,180
Tingyi Cayman Islands Holding Corp.	537,768	535,476
Trip.com Group Ltd. *	21,100	768,027
Vipshop Holdings Ltd., ADR *	109,343	1,737,460
Weichai Power Co. Ltd., A Shares	140,000	287,306
Weichai Power Co. Ltd., H Shares	606,000	1,069,871
SECURITY	NUMBER OF SHARES	VALUE ($)
Xiaomi Corp., B Shares *	2,238,800	3,527,292
Yankuang Energy Group Co. Ltd., A Shares	33,750	107,390
Yankuang Energy Group Co. Ltd., H Shares	680,000	1,397,048
Yum China Holdings, Inc.	46,500	1,599,875
Zhongsheng Group Holdings Ltd.	290,500	490,371
Zijin Mining Group Co. Ltd., A Shares	157,500	264,116
Zijin Mining Group Co. Ltd., H Shares	606,000	899,222
		241,569,728

Colombia 0.3%
Bancolombia SA	99,107	833,787
Ecopetrol SA	2,346,951	1,407,336
		2,241,123

Czech Republic 0.1%
CEZ AS	22,386	848,100

Greece 0.2%
Alpha Services & Holdings SA *	532,398	948,130
Hellenic Telecommunications Organization SA	64,245	892,033
		1,840,163

Hungary 0.5%
MOL Hungarian Oil & Gas PLC	269,687	2,210,233
OTP Bank Nyrt	42,717	1,979,026
		4,189,259

India 13.7%
Axis Bank Ltd.	156,145	2,007,604
Bharat Petroleum Corp. Ltd.	660,015	4,000,386
Bharti Airtel Ltd.	180,036	2,539,682
Bharti Airtel Ltd.	10,711	99,411
Coal India Ltd.	464,055	2,272,181
GAIL India Ltd.	1,031,336	2,145,991
Grasim Industries Ltd.	70,220	1,839,253
HCL Technologies Ltd.	102,958	1,952,669
Hero MotoCorp Ltd.	31,432	1,749,857
Hindalco Industries Ltd.	447,686	3,117,940
Hindustan Petroleum Corp. Ltd. *	717,657	4,005,072
Hindustan Unilever Ltd.	41,987	1,255,481
ICICI Bank Ltd.	82,554	1,022,442
Indian Oil Corp. Ltd.	3,163,740	5,602,564
Infosys Ltd.	393,005	7,835,011
ITC Ltd.	249,478	1,326,246
Jio Financial Services Ltd. *	354,157	1,057,409
JSW Steel Ltd.	165,972	1,634,214
Larsen & Toubro Ltd.	61,372	2,569,353
Mahindra & Mahindra Ltd.	108,118	2,149,933
Maruti Suzuki India Ltd.	13,602	1,668,300
NTPC Ltd.	1,022,607	3,915,204
Oil & Natural Gas Corp. Ltd.	2,101,386	6,383,409
Petronet LNG Ltd.	303,067	982,469
Power Finance Corp. Ltd.	575,984	3,075,529
Power Grid Corp. of India Ltd.	647,211	2,021,464
Rajesh Exports Ltd.	332,350	1,462,025
REC Ltd.	373,546	2,243,950
Reliance Industries Ltd.	352,859	12,123,002
State Bank of India	214,895	1,659,929
Steel Authority of India Ltd.	859,258	1,267,281
Sun Pharmaceutical Industries Ltd.	69,327	1,184,374
Tata Consultancy Services Ltd.	94,999	4,363,408
Tata Motors Ltd.	337,094	3,587,638
Tata Motors Ltd., A Shares, DVR	58,385	410,589

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tata Steel Ltd.	2,922,945	4,786,327
Tech Mahindra Ltd.	88,095	1,411,332
UltraTech Cement Ltd.	8,427	1,030,386
UPL Ltd.	99,881	646,332
Vedanta Ltd.	623,818	2,059,622
Wipro Ltd.	207,621	1,187,478
		107,652,747

Indonesia 1.5%
Astra International Tbk. PT	5,545,200	1,796,868
Bank Central Asia Tbk. PT	2,513,500	1,520,734
Bank Mandiri Persero Tbk. PT	4,946,500	2,082,552
Bank Rakyat Indonesia Persero Tbk. PT	6,571,596	2,367,321
Telkom Indonesia Persero Tbk. PT	11,379,200	2,854,209
United Tractors Tbk. PT	583,400	847,451
		11,469,135

Kuwait 0.6%
Kuwait Finance House KSCP	442,294	1,108,612
Mobile Telecommunications Co. KSCP	680,538	1,163,096
National Bank of Kuwait SAKP	722,183	2,299,447
		4,571,155

Malaysia 1.6%
Axiata Group Bhd.	1,865,313	1,074,725
CIMB Group Holdings Bhd.	1,266,853	1,668,627
Genting Bhd.	900,500	897,088
Malayan Banking Bhd.	1,398,640	2,735,736
Petronas Chemicals Group Bhd.	577,800	825,856
Public Bank Bhd.	1,751,225	1,623,415
Sime Darby Bhd.	1,838,900	943,515
Tenaga Nasional Bhd.	1,382,800	3,133,957
		12,902,919

Mexico 3.7%
Alfa SAB de CV, A Shares	2,272,295	1,787,577
America Movil SAB de CV, Series B	6,770,922	6,117,296
Cemex SAB de CV, Series CPO *	4,391,234	3,648,412
Controladora AXTEL SAB de CV *	1,989,500	22,540
Fomento Economico Mexicano SAB de CV	298,740	4,051,644
Grupo Bimbo SAB de CV, Series A	267,253	1,219,226
Grupo Financiero Banorte SAB de CV, O Shares	376,850	3,832,982
Grupo Mexico SAB de CV, Series B	638,695	3,295,617
Grupo Televisa SAB, Series CPO	2,001,164	1,206,872
Orbia Advance Corp. SAB de CV	433,093	863,594
Wal-Mart de Mexico SAB de CV	674,445	2,786,496
		28,832,256

Qatar 0.7%
Ooredoo QPSC	298,692	877,782
Qatar Fuel QSC	198,017	852,847
Qatar Islamic Bank SAQ	178,212	954,445
Qatar National Bank QPSC	626,957	2,666,744
		5,351,818

Saudi Arabia 2.3%
Al Rajhi Bank	98,969	2,209,276
Riyad Bank	132,581	1,000,632
Saudi Arabian Oil Co.	303,834	2,475,059
Saudi Basic Industries Corp.	222,003	4,602,032
Saudi Electricity Co.	294,434	1,485,692
Saudi National Bank	217,346	2,347,234
SECURITY	NUMBER OF SHARES	VALUE ($)
Saudi Telecom Co.	320,200	3,484,289
Yanbu National Petrochemical Co.	68,247	698,025
		18,302,239

South Africa 4.4%
Absa Group Ltd.	263,755	2,302,981
Anglo American Platinum Ltd.	20,353	861,671
Anglogold Ashanti PLC	84,536	1,512,779
Bid Corp. Ltd.	66,362	1,609,666
Bidvest Group Ltd.	74,222	978,513
Exxaro Resources Ltd.	94,375	940,223
FirstRand Ltd.	946,333	3,427,354
Gold Fields Ltd.	137,472	2,028,436
Impala Platinum Holdings Ltd.	274,542	1,065,677
MTN Group Ltd.	689,193	3,516,918
MultiChoice Group *	158,069	633,205
Naspers Ltd., N Shares	8,169	1,368,840
Nedbank Group Ltd.	132,463	1,538,828
Old Mutual Ltd.	1,582,028	1,052,809
Sanlam Ltd.	370,544	1,413,698
Sappi Ltd.	436,359	1,038,545
Sasol Ltd.	156,748	1,361,467
Shoprite Holdings Ltd.	108,513	1,573,518
Sibanye Stillwater Ltd.	1,682,718	2,027,908
Standard Bank Group Ltd.	332,555	3,547,845
Vodacom Group Ltd.	185,893	926,958
		34,727,839

Taiwan 20.2%
Acer, Inc.	1,056,496	1,551,563
ASE Technology Holding Co. Ltd.	934,000	4,038,405
Asia Cement Corp.	673,000	853,442
Asustek Computer, Inc.	291,041	4,132,581
AUO Corp.	4,970,440	2,904,724
Catcher Technology Co. Ltd.	256,000	1,590,718
Cathay Financial Holding Co. Ltd.	1,776,622	2,498,338
Chailease Holding Co. Ltd.	134,353	743,714
China Development Financial Holding Corp. *	2,795,000	1,073,049
China Steel Corp.	3,576,198	2,865,725
Chunghwa Telecom Co. Ltd.	627,956	2,380,525
Compal Electronics, Inc.	2,900,305	3,326,233
CTBC Financial Holding Co. Ltd.	2,870,201	2,603,879
Delta Electronics, Inc.	214,590	1,920,279
E.Sun Financial Holding Co. Ltd.	1,195,988	943,981
Evergreen Marine Corp. Taiwan Ltd.	479,000	2,297,554
Far Eastern New Century Corp.	1,469,817	1,450,187
First Financial Holding Co. Ltd.	1,121,147	951,428
Formosa Chemicals & Fibre Corp.	1,220,442	2,203,347
Formosa Petrochemical Corp.	412,330	979,270
Formosa Plastics Corp.	825,732	1,897,570
Foxconn Technology Co. Ltd.	490,317	789,584
Fubon Financial Holding Co. Ltd.	1,537,335	3,160,067
Hon Hai Precision Industry Co. Ltd.	6,552,572	21,434,927
Hotai Motor Co. Ltd.	36,720	743,875
Innolux Corp.	6,363,604	3,309,586
Inventec Corp.	1,224,639	2,150,855
Largan Precision Co. Ltd.	17,050	1,351,804
Lite-On Technology Corp., ADR	429,167	1,486,253
MediaTek, Inc.	160,838	4,963,078
Mega Financial Holding Co. Ltd.	1,204,916	1,447,369
Micro-Star International Co. Ltd.	177,000	1,026,605
Nan Ya Plastics Corp.	1,437,622	2,786,124
Novatek Microelectronics Corp.	98,000	1,596,391
Pegatron Corp.	1,391,264	3,667,607
Pou Chen Corp.	1,519,267	1,529,426
Powertech Technology, Inc.	302,000	1,402,091

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
President Chain Store Corp.	98,237	828,271
Quanta Computer, Inc.	619,500	4,898,395
Shin Kong Financial Holding Co. Ltd. *	2,862,000	766,307
Synnex Technology International Corp.	614,850	1,411,681
Taiwan Cement Corp.	1,370,926	1,395,237
Taiwan Cooperative Financial Holding Co. Ltd.	958,155	777,348
Taiwan Mobile Co. Ltd.	281,196	878,974
Taiwan Semiconductor Manufacturing Co. Ltd.	1,694,803	33,927,400
Uni-President Enterprises Corp.	1,120,678	2,589,756
United Microelectronics Corp.	2,033,965	3,168,222
Walsin Lihwa Corp.	838,420	946,649
Wistron Corp.	1,083,682	3,967,709
WPG Holdings Ltd.	954,880	2,658,293
Yageo Corp.	64,714	1,138,261
Yang Ming Marine Transport Corp.	893,000	1,361,669
Yuanta Financial Holding Co. Ltd.	1,772,070	1,527,691
Zhen Ding Technology Holding Ltd.	241,000	775,861
		159,069,878

Thailand 2.6%
Advanced Info Service PCL	180,175	1,111,208
Bangkok Bank PCL	165,700	658,518
Charoen Pokphand Foods PCL	2,666,900	1,399,267
CP ALL PCL	757,000	1,114,381
Kasikornbank PCL	477,100	1,615,966
Krung Thai Bank PCL	1,602,500	718,263
PTT Exploration & Production PCL	277,400	1,170,714
PTT Global Chemical PCL	1,318,200	1,242,957
PTT PCL	7,809,770	7,413,643
SCB X PCL	484,400	1,417,830
Siam Cement PCL	270,300	2,057,456
Thai Oil PCL	586,085	901,680
		20,821,883

Turkey 1.4%
Akbank TAS	1,457,361	1,897,061
BIM Birlesik Magazalar AS	111,937	1,403,683
Eregli Demir ve Celik Fabrikalari TAS *	702,325	995,839
Haci Omer Sabanci Holding AS	411,874	984,357
KOC Holding AS	220,535	1,164,744
Turk Hava Yollari AO *	119,472	1,070,934
Turkcell Iletisim Hizmetleri AS	573,110	1,294,668
Turkiye Is Bankasi AS, Class C	1,333,890	1,124,732
Turkiye Petrol Rafinerileri AS	207,144	1,020,566
		10,956,584

United Arab Emirates 1.2%
Abu Dhabi Commercial Bank PJSC	462,552	1,133,412
Dubai Islamic Bank PJSC	496,202	853,809
Emaar Properties PJSC	1,062,201	2,147,634
Emirates Telecommunications Group Co. PJSC	523,714	2,734,814
First Abu Dhabi Bank PJSC	612,283	2,440,982
		9,310,651
Total Common Stocks (Cost $635,107,112)		744,261,489
SECURITY	NUMBER OF SHARES	VALUE ($)
PREFERRED STOCKS 5.0% OF NET ASSETS

Brazil 4.9%
Banco Bradesco SA	1,493,507	4,627,267
Centrais Eletricas Brasileiras SA, B Shares	51,448	476,017
Cia Energetica de Minas Gerais	350,873	815,852
Companhia Paranaense de Energia, B Shares	604,052	1,235,073
Gerdau SA	461,045	1,957,934
Itau Unibanco Holding SA	1,095,087	7,245,469
Metalurgica Gerdau SA	621,166	1,242,482
Petroleo Brasileiro SA	2,538,890	20,728,666
		38,328,760

Colombia 0.1%
Bancolombia SA	151,048	1,190,083
Total Preferred Stocks (Cost $24,406,460)		39,518,843

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% (b)(c)	2,552,176	2,552,176
Total Short-Term Investments (Cost $2,552,176)		2,552,176
Total Investments in Securities (Cost $662,065,748)		786,332,508

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 03/15/24	89	4,364,560	(1,549)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,189,246.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$216,074,453	$—	$216,074,453
Brazil	65,332,524	—	—	65,332,524
Chile	3,434,465	837,023	—	4,271,488
China	2,492,152	239,077,576	—	241,569,728
Colombia	2,241,123	—	—	2,241,123
Czech Republic	848,100	—	—	848,100
Hungary	4,189,259	—	—	4,189,259
India	1,057,409	106,595,338	—	107,652,747
Malaysia	3,133,957	9,768,962	—	12,902,919
Mexico	28,832,256	—	—	28,832,256
Qatar	1,832,227	3,519,591	—	5,351,818
South Africa	18,146,534	16,581,305	—	34,727,839
Turkey	1,294,668	9,661,916	—	10,956,584
United Arab Emirates	4,722,035	4,588,616	—	9,310,651
Preferred Stocks[1]	39,518,843	—	—	39,518,843
Short-Term Investments[1]	2,552,176	—	—	2,552,176
Liabilities
Futures Contracts[2]	(1,549)	—	—	(1,549)
Total	$179,626,179	$606,704,780	$—	$786,330,959

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value (NAV) of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.In addition, international securities whose markets close hours before the valuation of a fund’s

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (Unaudited) (continued)

holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of January 31, 2024, are disclosed in each fund’s Portfolio Holdings.
REG87631JAN24